UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06114

Cavanal Hill Funds
(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-762-7085

Date of fiscal year end:  8/31

Date of reporting period:  2/28/17

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Schedules of Portfolio Investments

Notes to Financial Statements

Financial Highlights

Additional Fund Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-762-7085 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or summary prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus or summary prospectus. To obtain a prospectus or summary prospectus, please call 1-800-762-7085. Please read the prospectus carefully before investing.

Cavanal Hill Distributors, Inc., member FINRA, serves as the distributor for the Cavanal Hill Mutual Funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, BOKF, any of its affiliates or the Distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.

This document may contain “forward-looking statements” within the meaning of the Private Securities Litigation Reform Act of 1995, Section 27A of the Securities Act and Section 21E of the Securities Exchange Act. Forward-looking statements give our current expectations of forecasts of future events. They include statements regarding our anticipated future operating and financial performance. Although we believe the expectations and statements reflected in these and other forward-looking statements are reasonable, we can give no assurance they will prove to have been correct. They can be affected by inaccurate assumptions, by inaccurate information from third parties, or by known or unknown risks and uncertainties.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities

February 28, 2017

(Unaudited)

		Government
	U.S. Treasury	Securities Money
	Fund	Market Fund
Assets:
Investments, at cost	$765,114,866	$1,167,582,442
Investments, at value	765,114,866	1,167,582,442
Repurchase agreements, at value/cost	484,704,209	606,248,872
Total Investments	1,249,819,075	1,773,831,314
Cash	—	41,181
Interest and dividends receivable	317,625	269,981
Receivable for capital shares issued	2,653,140	—
Receivable for capital shares reinvested	3	24,993
Receivable for investments sold	99,997,611	—
Prepaid expenses and other assets	100,307	156,427
Total Assets	1,352,887,761	1,774,323,896

Liabilities:
Distributions payable	58,467	291,229
Cash Overdraft	99,997,611	—
Payable for capital shares redeemed	3,641,566	—
Accrued expenses and other payables:
Investment advisory fees	57,608	65,899
Administration fees	58,661	70,329
Distribution fees	238,045	77,689
Custodian fees	11,609	13,812
Trustee fees	4,685	207
Fund accounting and compliance fees	25,885	24,577
Shareholder servicing fees	—	159,851
Other accrued liabilities	90,913	—
Total Liabilities	104,185,050	703,593
Net Assets	$1,248,702,711	$1,773,620,303

Composition of Net Assets:
Shares of beneficial interest, at par	$12,487	$17,744
Additional paid-in capital	1,248,693,297	1,774,357,147
Accumulated net investment income/(distributions in excess of net investment income)	(240)	(682)
Accumulated net realized gain/(loss) from investment transactions	(2,833)	(753,906)
Net Assets	$1,248,702,711	$1,773,620,303

Net Assets:
Administrative Shares	$980,957,692	$780,705,834
Service Shares	28,240,082	—
Institutional Shares	239,504,937	260,517,310
Select Shares(a)	—	642,252,353
Premier Shares	—	90,144,806
Total	$1,248,702,711	$1,773,620,303

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Administrative Shares	980,869,224	781,069,647
Service Shares	28,260,689	—
Institutional Shares	239,576,100	260,924,774
Select Shares(a)	—	642,251,952
Premier Shares	—	90,144,790
Total	1,248,706,013	1,774,391,163

Net Asset Value, offering price & redemption price per share:
Administrative Shares	$1.00	$1.00
Service Shares	$1.00	$—
Institutional Shares	$1.00	$1.00
Select Shares(a)	$—	$1.00
Premier Shares	$—	$1.00

(a) Class Select Shares commenced operations on September 15, 2016.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities, Continued

February 28, 2017
(Unaudited)

	Intermediate		Moderate
	Tax-Free	Limited Duration	Duration Bond
	Bond Fund	Fund	Fund	Bond Fund
Assets:
Investments, at cost	$38,407,786	$102,159,632	$57,415,375	$136,090,872
Investments in affiliates, at cost	186,815	4,205,396	238,773	7,478,451
Total Investments, at cost	38,594,601	106,365,028	57,654,148	143,569,323
Investments, at value	39,373,845	99,760,514	54,862,649	131,717,668
Investments in affiliates, at value	186,815	4,205,396	238,773	7,478,451
Total Investments, at value	39,560,660	103,965,910	55,101,422	139,196,119
Cash	—	108,829	123,245	51,561
Interest and dividends receivable	309,932	228,580	152,991	378,567
Receivable for capital shares issued	9,804	13,661	789	68,699
Receivable for capital shares reinvested	14,739	32,979	34,658	52,769
Prepaid expenses and other assets	32,083	33,607	44,585	32,358
Total Assets	39,927,218	104,383,566	55,457,690	139,780,073

Liabilities:
Distributions payable	68,504	111,214	54,441	180,275
Payable for investments purchased	610	1,000,000	—	1,000,000
Payable for capital shares redeemed	4,961	108,402	514,989	4,174
Accrued expenses and other payables:
Investment advisory fees	6,104	12,049	8,714	21,166
Administration fees	2,471	6,512	3,533	8,573
Distribution fees	1,501	4,435	2,741	1,593
Custodian fees	305	782	427	993
Trustee fees	189	117	62	512
Fund accounting and compliance fees	548	3,466	2,152	6,947
Shareholder servicing fees	789	2,261	96	—
Other accrued liabilities	—	3,351	2,140	11,914
Total Liabilities	85,982	1,252,589	589,295	1,236,147
Net Assets	$39,841,236	$103,130,977	$54,868,395	$138,543,926

Composition of Net Assets:
Shares of beneficial interest, at par	$36	$107	$53	$147
Additional paid-in capital	38,870,857	126,390,651	66,264,006	143,310,649
Accumulated net investment income/(distributions in excess of net investment income)	4,242	(227,750)	(153,050)	(372,783)
Accumulated net realized gain/(loss) from investment transactions	42	(20,632,913)	(8,689,888)	(20,883)
Net unrealized appreciation/(depreciation) on investments	966,059	(2,399,118)	(2,552,726)	(4,373,204)
Net Assets	$39,841,236	$103,130,977	$54,868,395	$138,543,926

Net Assets:
Investor Shares	$4,570,518	$20,240,541	$12,085,363	$8,152,403
Institutional Shares	31,980,875	81,496,391	41,242,002	130,205,855
A Shares	3,289,843	1,394,045	1,541,030	185,668
Total	$39,841,236	$103,130,977	$54,868,395	$138,543,926

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	417,121	2,125,200	1,168,708	865,387
Institutional Shares	2,915,832	8,561,938	3,987,715	13,856,696
A Shares	299,997	146,359	149,031	19,726
Total	3,632,950	10,833,497	5,305,454	14,741,809

Net Asset Value, offering price & redemption price per share:
Investor Shares	$10.96	$9.52	$10.34	$9.42
Institutional Shares	$10.97	$9.52	$10.34	$9.40
A Shares	$10.97	$9.52	$10.34	$9.41
Maximum Sales Charge:
A Shares	2.00%	2.00%	2.00%	2.00%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$11.19	$9.71	$10.55	$9.60

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities, Continued

February 28, 2017

(Unaudited)

	Active Core	Mid Cap Core	Multi Cap Equity	Opportunistic
	Fund	Equity Fund	Income Fund	Fund
Assets:
Investments, at cost	$48,190,273	$1,009,878	$2,963,302	$32,288,652
Investments in affiliates, at cost	3,350,627	5,376	73,895	3,735,269
Total Investments, at cost	51,540,900	1,015,254	3,037,197	36,023,921
Investments, at value	57,383,558	1,034,727	3,435,242	34,914,222
Investments in affiliates, at value	3,342,519	5,376	73,895	3,735,269
Total Investments, at value	60,726,077	1,040,103	3,509,137	38,649,491
Cash	29,501	79	329	4,525
Deposits with broker for securities sold short	—	—	—	888,542
Interest and dividends receivable	128,217	1,504	9,634	84,316
Receivable for capital shares issued	7,443	—	245	18,340
Receivable for investments sold	—	—	43,824	1,598,566
Receivable from fees waived or reimbursed	—	3,321	—	—
Prepaid expenses and other assets	37,260	66,052	41,322	35,187
Total Assets	60,928,498	1,111,059	3,604,491	41,278,967

Liabilities:
Securities sold short, at value (proceeds received $964,950)	—	—	—	986,662
Payable for investments purchased	250,000	—	45,040	738,105
Payable for capital shares redeemed	16,338	—	179	5,887
Accrued expenses and other payables:
Investment advisory fees	16,207	—	1,085	25,697
Administration fees	3,747	66	225	2,445
Distribution fees	1,571	1	397	1,314
Custodian fees	472	8	48	278
Trustee fees	127	4	10	79
Fund accounting and compliance fees	3,501	14	200	740
Shareholder servicing fees	—	—	—	122
Other accrued liabilities	2,685	185	720	2,690
Total Liabilities	294,648	278	47,904	1,764,019
Net Assets	$60,633,850	$1,110,781	$3,556,587	$39,514,948

Composition of Net Assets:
Shares of beneficial interest, at par	$45	$1	$4	$27
Additional paid-in capital	50,823,168	1,083,181	—	36,306,164
Accumulated net investment income/(distributions in excess of net investment income)	99,584	547	(183,578)	(2,805)
Accumulated net realized gain/(loss) from investment transactions	525,876	2,203	3,268,221	607,704
Net unrealized appreciation/(depreciation) on investments	9,185,177	24,849	471,940	2,603,858
Net Assets	$60,633,850	$1,110,781	$3,556,587	$39,514,948

Net Assets:
Investor Shares	$6,463,646	$2,587	$1,944,176	$2,751,672
Institutional Shares	52,524,895	1,108,174	1,496,753	34,089,828
A Shares	1,588,000	10	105,152	2,166,431
C Shares	57,309	10	10,506	507,017
Total	$60,633,850	$1,110,781	$3,556,587	$39,514,948

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	484,208	252	230,255	189,909
Institutional Shares	3,923,476	108,001	175,259	2,329,331
A Shares	119,347	1	12,442	148,987
C Shares	4,310	1	1,262	35,478
Total	4,531,341	108,255	419,218	2,703,705

Net Asset Value, offering price & redemption price per share(a):
Investor Shares	$13.35	$10.26	$8.44	$14.49
Institutional Shares	$13.39	$10.26	$8.54	$14.64
A Shares	$13.31	$10.25	$8.45	$14.54
C Shares	$13.30	$10.25	$8.32	$14.29
Maximum Sales Charge:
A Shares	3.50%	3.50%	3.50%	3.50%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$13.79	$10.62	$8.76	$15.07

(a) Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities, Concluded

February 28, 2017

(Unaudited)

World Energy
Fund
Assets:
Investments, at cost	$48,593,054
Investments in affiliates, at cost	1,340,207
Total Investments, at cost	49,933,261
Investments, at value	55,157,646
Investments in affiliates, at value	1,340,207
Total Investments, at value	56,497,853
Interest and dividends receivable	166,000
Receivable for capital shares issued	36,268
Receivable for investments sold	1,211,143
Prepaid expenses and other assets	51,775
Total Assets	57,963,039

Liabilities:
Payable for investments purchased	879,761
Payable for capital shares redeemed	656,311
Accrued expenses and other payables:
Investment advisory fees	27,011
Administration fees	3,640
Distribution fees	10,544
Custodian fees	461
Trustee fees	116
Fund accounting and compliance fees	1,130
Shareholder servicing fees	59
Other accrued liabilities	3,856
Total Liabilities	1,582,889
Net Assets	$56,380,150

Composition of Net Assets:
Shares of beneficial interest, at par	$61
Additional paid-in capital	65,034,626
Accumulated net investment income/(distributions in excess of net investment income)	99,255
Accumulated net realized gain/(loss) from investment transactions	(15,318,384)
Net unrealized appreciation/(depreciation) on investments	6,564,592
Net Assets	$56,380,150

Net Assets:
Investor Shares	$12,381,125
Institutional Shares	27,043,745
A Shares	9,041,263
C Shares	7,914,017
Total	$56,380,150

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	1,339,178
Institutional Shares	2,918,859
A Shares	978,075
C Shares	862,341
Total	6,098,453

Net Asset Value, offering price & redemption price per share:
Investor Shares	$9.25
Institutional Shares	$9.27
A Shares	$9.24
C Shares	$9.18
Maximum Sales Charge:
A Shares	3.50%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$9.58

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations

Six Months Ended February 28, 2017
(Unaudited)

	U.S. Treasury Fund	Government Securities Money Market Fund
Investment Income:
Interest income	$2,941,136	$3,800,846
Dividend income from affiliates	97,617	120,571
Total income	3,038,753	3,921,417
Expenses:
Investment advisory fees	870,456	1,044,883
Administration fees	370,181	446,260
Distribution fees - Administrative Shares	1,519,503	1,068,799
Distribution fees - Service Shares	49,813	—
Distribution fees - Premier Shares	—	156,617
Shareholder servicing fees - Administrative Shares	1,519,503	1,068,799
Shareholder servicing fees - Service Shares	49,813	—
Shareholder servicing fees - Institutional Shares	281,589	417,288
Shareholder servicing fees - Select Shares	—	666,907
Shareholder servicing fees - Premier Shares	—	78,308
Fund accounting and compliance fees	163,901	188,457
Transfer agent fees	156,620	128,695
Custodian fees	74,414	89,223
Trustee fees	24,740	20,277
Professional fees	135,908	111,684
Printing fees	25,689	23,891
Registration fees	6,798	32,265
Other expenses	68,778	63,052

Total expenses before fee and expense reductions	5,317,706	5,605,405

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(500,257)	(598,602)
Distribution fees waived - Administrative Shares	(355,377)	(555,772)
Distribution fees waived - Service Shares	(29,988)	—
Distribution fees waived - Premier Shares	—	(140,956)
Shareholder servicing fees waived - Administrative Shares	(1,397,393)	(521,164)
Shareholder servicing fees waived - Service Shares	(36,777)	—
Shareholder servicing fees waived - Institutional Shares	(191,480)	(283,755)
Shareholder servicing fees waived - Select Shares	—	(666,907)
Shareholder servicing fees waived - Premier Shares	—	(78,308)

Net expenses	2,806,434	2,759,941

Net investment income	232,319	1,161,476

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from investments	(3,074)	1,241
Net realized/unrealized gains/(losses) on investments	(3,074)	1,241
Change in net assets resulting from operations	$229,245	$1,162,717

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations, Continued
Six Months Ended February 28, 2017
(Unaudited)

	Intermediate Tax-Free Bond Fund	Limited Duration Fund	Moderate Duration Bond Fund	Bond Fund
Investment Income:
Interest income	$615,565	$842,486	$488,535	$1,181,403
Dividend income	153	—	—	—
Dividend income from affiliates	2,559	4,124	1,718	3,798
Total income	618,277	846,610	490,253	1,185,201

Expenses:
Investment advisory fees	88,393	242,357	140,483	318,811
Administration fees	16,099	45,205	25,250	57,680
Distribution fees - Investor Shares	5,801	34,722	17,146	11,342
Distribution fees - A Shares	4,133	1,949	2,578	289
Shareholder servicing fees - Investor Shares	5,801	34,722	17,146	11,343
Shareholder servicing fees - Institutional Shares	40,373	104,594	59,182	168,618
Shareholder servicing fees - A Shares	1,653	780	1,031	116
Fund accounting and compliance fees	6,309	31,626	21,245	33,928
Transfer agent fees	2,131	15,921	12,569	21,157
Custodian fees	1,988	5,431	3,053	6,950
Trustee fees	277	1,536	881	2,534
Professional fees	1,554	9,318	5,076	14,228
Printing fees	530	3,950	3,364	4,120
Registration fees	21,196	16,714	22,409	16,098
Other expenses	1,367	4,700	2,713	5,477

Total expenses before fee and expense reductions	197,605	553,525	334,126	672,691

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(48,392)	(157,833)	(77,503)	(175,207)
Administration fees waived	(245)	(235)	(145)	(596)
Shareholder servicing fees waived - Investor Shares	(5,572)	(26,342)	(14,381)	(10,513)
Shareholder servicing fees waived - Institutional Shares	(40,082)	(103,758)	(59,134)	(168,618)
Shareholder servicing fees waived - A Shares	(835)	(779)	(1,013)	(116)

Net expenses	102,479	264,578	181,950	317,641

Net investment income	515,798	582,032	308,303	867,560

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from investments	(1)	(598,180)	(825,300)	456,533
Change in unrealized appreciation/(depreciation) on investments	(1,108,673)	(17,342)	(337,432)	(5,235,261)
Net realized/unrealized gains/(losses) on investments	(1,108,674)	(615,522)	(1,162,732)	(4,778,728)
Change in net assets resulting from operations	$(592,876)	$(33,490)	$(854,429)	$(3,911,168)

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations, Continued

Six Months Ended February 28, 2017
(Unaudited)

	Active Core Fund	Mid Cap Core Equity Fund(a)	Multi Cap Equity Income Fund	Opportunistic Fund
Investment Income:
Interest income	$294,494	$—	$—	$67,645
Dividend income	388,786	2,199	72,706	174,713
Dividend income from affiliates	5,102	56	177	8,390
Foreign tax withholding	(312)	—	—	(98)
Total income	688,070	2,255	72,883	250,650

Expenses:
Investment advisory fees	185,282	870	26,743	161,315
Administration fees	24,163	126	3,295	15,183
Distribution fees - Investor Shares	9,371	1	2,311	3,225
Distribution fees - A Shares	1,769	—	175	2,735
Distribution fees - C Shares	321	—	50	2,336
Shareholder servicing fees - Investor Shares	9,371	1	2,311	3,225
Shareholder servicing fees - Institutional Shares	64,288	395	7,797	40,902
Shareholder servicing fees - A Shares	707	—	70	1,094
Shareholder servicing fees - C Shares	80	—	13	584
Fund accounting and compliance fees	22,685	36	1,381	5,026
Transfer agent fees	6,606	476	909	10,154
Custodian fees	3,078	58	491	1,733
Trustee fees	980	7	80	637
Professional fees	5,517	297	812	3,520
Printing fees	1,781	112	2,304	2,750
Registration fees	20,887	6,357	19,261	20,915
Other expenses	3,065	189	1,656	2,378

Total expenses before fee and expense reductions	359,951	8,925	69,659	277,712

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(81,321)	(6,821)	(10,284)	(214)
Administration fees waived	(348)	—	(14)	(214)
Shareholder servicing fees waived - Investor Shares	(9,361)	(1)	(2,291)	(2,707)
Shareholder servicing fees waived - Institutional Shares	(64,211)	(395)	(7,797)	(40,296)
Shareholder servicing fees waived - A Shares	(698)	—	(70)	(1,062)
Shareholder servicing fees waived - C Shares	(80)	—	(13)	(496)

Net expenses	203,932	1,708	49,190	232,723

Net investment income	484,138	547	23,693	17,927

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from investments	1,107,211	2,203	3,304,559	2,707,098
Net realized gains/(losses) from options	—	—	—	(91,397)
Net realized gains/(losses) from short securities	—	—	—	32,983
Change in unrealized appreciation/(depreciation) on investments	701,475	24,849	(2,855,145)	1,940,231
Change in unrealized appreciation/(depreciation) on short securities	—	—	—	3,788
Net realized/unrealized gains/(losses) on investments	1,808,686	27,052	449,414	4,592,703
Change in net assets resulting from operations	$2,292,824	$27,599	$473,107	$4,610,630

(a)	For the period December 30, 2016 (commencement of operations) through February 28, 2017.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations, Concluded

Six Months Ended February 28, 2017
(Unaudited)

World Energy Fund
Investment Income:
Interest income	$89,885
Dividend income	507,284
Dividend income from affiliates	1,356
Foreign tax withholding	(17,683)
Total income	580,842

Expenses:
Investment advisory fees	186,933
Administration fees	22,461
Distribution fees - Investor Shares	14,569
Distribution fees - A Shares	11,482
Distribution fees - C Shares	40,161
Shareholder servicing fees - Investor Shares	14,569
Shareholder servicing fees - Institutional Shares	34,098
Shareholder servicing fees - A Shares	4,593
Shareholder servicing fees - C Shares	10,040
Fund accounting and compliance fees	7,507
Transfer agent fees	12,546
Custodian fees	2,884
Trustee fees	917
Professional fees	4,842
Printing fees	5,089
Registration fees	14,856
Other expenses	2,782

Total expenses before fee and expense reductions	390,329

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(18,582)
Administration fees waived	(103)
Shareholder servicing fees waived - Investor Shares	(9,686)
Shareholder servicing fees waived - Institutional Shares	(32,407)
Shareholder servicing fees waived - A Shares	(3,968)
Shareholder servicing fees waived - C Shares	(9,470)

Net expenses	316,113

Net investment income	264,729

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from investments	1,850,356
Change in unrealized appreciation/(depreciation) on investments	1,888,059
Net realized/unrealized gains/(losses) on investments	3,738,415
Change in net assets resulting from operations	$4,003,144

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets

	U.S. Treasury Fund		Government Securities Money Market Fund
	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016
From Investment Activities:
Operations:
Net investment income	$232,319	$162,006	$1,161,476	$455,547
Net realized gains/(losses) from investment transactions	(3,074)	4,460	1,241	466
Change in net assets resulting from operations	229,245	166,466	1,162,717	456,013

Distributions to Shareholders:
From net investment income:
Administrative Shares	(61,115)	(104,500)	(47,101)	(100,886)
Service Shares	(8,083)	(2,668)	—	—
Institutional Shares	(163,399)	(54,838)	(276,600)	(347,806)
Select Shares(a)	—	—	(760,946)	—
Premier Shares	—	—	(76,829)	(7,046)
Change in net assets from shareholder distributions	(232,597)	(162,006)	(1,161,476)	(455,738)
Change in net assets from capital transactions	(326,725,072)	122,998,794	55,322,464	188,931,344
Change in net assets	(326,728,424)	123,003,254	55,323,705	188,931,619

Net Assets:
Beginning of period	1,575,431,135	1,452,427,881	1,718,296,598	1,529,364,979
End of period	$1,248,702,711	$1,575,431,135	$1,773,620,303	$1,718,296,598
Accumulated net investment income/(distributions in excess of net investment income)	$(240)	$38	$(682)	$(682)

Share Transactions*:
Administrative Shares
Issued	1,243,227,730	1,732,862,735	618,880,477	997,853,053
Reinvested	16	28	322	641
Redeemed	(1,573,062,295)	(1,721,399,740)	(783,650,404)	(995,328,998)
Change in Administrative Shares	(329,834,549)	11,463,023	(164,769,605)	2,524,696
Service Shares
Issued	55,203,974	133,120,754	—	—
Redeemed	(71,744,044)	(131,306,893)	—	—
Change in Service Shares	(16,540,070)	1,813,861	—	—
Institutional Shares
Issued	173,184,957	306,226,132	399,339,562	1,597,414,186
Reinvested	—	—	3,564	1,500
Redeemed	(153,535,410)	(196,504,222)	(895,774,203)	(1,423,518,106)
Change in Institutional Shares	19,649,547	109,721,910	(496,431,077)	173,897,580
Select Shares(a)
Issued	—	—	1,227,652,439	—
Redeemed	—	—	(585,400,487)	—
Change in Select Shares(a)	—	—	642,251,952	—
Premier Shares
Issued	—	—	200,838,045	65,836,087
Reinvested	—	—	74,515	6,925
Redeemed	—	—	(126,641,366)	(53,333,944)
Change in Premier Shares	—	—	74,271,194	12,509,068
Change in shares:	(326,725,072)	122,998,794	55,322,464	188,931,344

*	Share transactions are at net asset value of $1.00 per share.

(a)	Class Select shares commenced operations on September 15, 2016.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Intermediate Tax-Free Bond Fund		Limited Duration Fund
	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016
From Investment Activities:
Operations:
Net investment income	$515,798	$1,039,420	$582,032	$1,507,764
Net realized gains/(losses) from investment transactions	(1)	23,662	(598,180)	(284,324)
Change in unrealized appreciation/(depreciation) on investments	(1,108,673)	225,480	(17,342)	652,314
Change in net assets resulting from operations	(592,876)	1,288,562	(33,490)	1,875,754

Distributions to Shareholders:
From net investment income:
Investor Shares	(53,771)	(111,418)	(169,077)	(486,254)
Institutional Shares	(415,814)	(875,966)	(642,298)	(1,408,997)
A Shares	(37,570)	(52,800)	(9,960)	(46,148)
From net realized gains:
Investor Shares	(2,732)	—	—	—
Institutional Shares	(18,330)	—	—	—
A Shares	(1,901)	—	—	—
Change in net assets from shareholder distributions	(530,118)	(1,040,184)	(821,335)	(1,941,399)
Change in net assets from capital transactions	(976,808)	1,229,577	(23,624,886)	(29,827,074)
Change in net assets	(2,099,802)	1,477,955	(24,479,711)	(29,892,719)

Net Assets:
Beginning of period	41,941,038	40,463,083	127,610,688	157,503,407
End of period	$39,841,236	$41,941,038	$103,130,977	$127,610,688
Accumulated net investment income/(distributions in excess of net investment income)	$4,242	$(4,401)	$(227,750)	$11,553

Capital Transactions:
Investor Shares
Proceeds from shares issued	$14,793	$527,490	$2,110,240	$8,815,989
Dividends reinvested	18,695	28,397	152,293	449,585
Cost of shares redeemed	(174,213)	(357,873)	(18,684,558)	(16,399,631)
Change in net assets from Investor Shares	(140,725)	198,014	(16,422,025)	(7,134,057)
Institutional Shares
Proceeds from shares issued	3,965,158	7,653,115	8,502,451	41,119,357
Dividends reinvested	80,498	111,039	155,470	331,917
Cost of shares redeemed	(5,020,444)	(8,058,252)	(15,632,390)	(57,779,297)
Change in net assets from Institutional Shares	(974,788)	(294,098)	(6,974,469)	(16,328,023)
A Shares
Proceeds from shares issued	344,582	3,317,533	159,882	2,325,771
Dividends reinvested	12,002	38,600	8,982	41,170
Cost of shares redeemed	(217,879)	(2,030,472)	(397,256)	(8,731,935)
Change in net assets from A Shares	138,705	1,325,661	(228,392)	(6,364,994)
Change in net assets resulting from capital transactions:	$(976,808)	$1,229,577	$(23,624,886)	$(29,827,074)

Share Transactions:
Investor Shares
Issued	1,348	46,993	220,560	919,932
Reinvested	1,703	2,526	15,945	46,873
Redeemed	(15,855)	(31,772)	(1,954,322)	(1,710,659)
Change in Investor Shares	(12,804)	17,747	(1,717,817)	(743,854)
Institutional Shares
Issued	360,157	679,429	890,105	4,290,113
Reinvested	7,328	9,869	16,295	34,622
Redeemed	(457,756)	(716,315)	(1,635,608)	(6,028,898)
Change in Institutional Shares	(90,271)	(27,017)	(729,208)	(1,704,163)
A Shares
Issued	30,826	294,129	16,692	242,308
Reinvested	1,091	3,432	941	4,290
Redeemed	(19,826)	(179,889)	(41,674)	(909,044)
Change in A Shares	12,091	117,672	(24,041)	(662,446)
Change in shares:	(90,984)	108,402	(2,471,066)	(3,110,463)

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Moderate Duration Bond Fund		Bond Fund
	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016
From Investment Activities:
Operations:
Net investment income	$308,303	$946,946	$867,560	$2,653,501
Net realized gains/(losses) from investment transactions	(825,300)	457,968	456,533	656,445
Change in unrealized appreciation/(depreciation) on investments	(337,432)	67,768	(5,235,261)	3,114,392
Change in net assets resulting from operations	(854,429)	1,472,682	(3,911,168)	6,424,338

Distributions to Shareholders:
From net investment income:
Investor Shares	(165,184)	(236,631)	(66,438)	(181,405)
Institutional Shares	(625,684)	(506,226)	(1,170,873)	(2,922,326)
A Shares	(23,189)	(321,222)	(1,518)	(39,863)
From net realized gains:
Investor Shares	—	—	(16,097)	—
Institutional Shares	—	—	(246,614)	—
A Shares	—	—	(349)	—
Change in net assets from shareholder distributions	(814,057)	(1,064,079)	(1,501,889)	(3,143,594)
Change in net assets from capital transactions	(11,819,671)	5,154,864	(23,259,397)	55,440,622
Change in net assets	(13,488,157)	5,563,467	(28,672,454)	58,721,366
Net Assets:
Beginning of period	68,356,552	62,793,085	167,216,380	108,495,014
End of period	$54,868,395	$68,356,552	$138,543,926	$167,216,380
Accumulated net investment income/(distributions in excess of net investment income)	$(153,050)	$352,704	$(372,783)	$(1,514)

Capital Transactions:
Investor Shares
Proceeds from shares issued	$2,281,507	$5,830,927	$950,893	$5,670,834
Dividends reinvested	147,650	221,657	81,611	180,929
Cost of shares redeemed	(4,162,535)	(8,996,973)	(3,811,722)	(2,928,878)
Change in net assets from Investor Shares	(1,733,378)	(2,944,389)	(2,779,218)	2,922,885
Institutional Shares
Proceeds from shares issued	3,903,197	31,406,739	9,440,163	78,316,983
Dividends reinvested	409,230	223,018	528,385	690,283
Cost of shares redeemed	(13,869,728)	(8,025,724)	(30,366,851)	(25,649,186)
Change in net assets from Institutional Shares	(9,557,301)	23,604,033	(20,398,303)	53,358,080
A Shares
Proceeds from shares issued	233,096	14,508,041	134	3,576,125
Dividends reinvested	23,681	314,523	1,278	36,133
Cost of shares redeemed	(785,769)	(30,327,344)	(83,288)	(4,452,601)
Change in net assets from A Shares	(528,992)	(15,504,780)	(81,876)	(840,343)
Change in net assets resulting from capital transactions:	$(11,819,671)	$5,154,864	$(23,259,397)	$55,440,622

Share Transactions:
Investor Shares
Issued	217,270	552,465	99,965	585,875
Reinvested	14,278	21,009	8,613	18,736
Redeemed	(400,795)	(850,856)	(397,612)	(304,466)
Change in Investor Shares	(169,247)	(277,382)	(289,034)	300,145
Institutional Shares
Issued	374,891	2,960,741	995,236	8,152,160
Reinvested	39,531	21,124	56,170	71,648
Redeemed	(1,338,991)	(756,904)	(3,167,678)	(2,658,944)
Change in Institutional Shares	(924,569)	2,224,961	(2,116,272)	5,564,864
A Shares
Issued	22,086	1,374,489	14	370,346
Reinvested	2,290	29,827	135	3,741
Redeemed	(75,958)	(2,865,456)	(8,871)	(456,453)
Change in A Shares	(51,582)	(1,461,140)	(8,722)	(82,366)
Change in shares:	(1,145,398)	486,439	(2,414,028)	5,782,643

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Active Core Fund		Mid Cap Core Equity Fund
	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016	For the period December 30, 2016(a) through February 28, 2017 (unaudited)
From Investment Activities:
Operations:
Net investment income	$484,138	$1,079,931	$547
Net realized gains/(losses) from investment transactions	1,107,211	1,303,769	2,203
Change in unrealized appreciation/(depreciation) on investments	701,475	1,542,064	24,849
Change in net assets resulting from operations	2,292,824	3,925,764	27,599

Distributions to Shareholders:
From net investment income:
Investor Shares	(62,787)	(195,158)	—
Institutional Shares	(484,225)	(863,778)	—
A Shares	(11,425)	(10,257)	—
C Shares	(308)	(360)	—
From net realized gains:
Investor Shares	(227,705)	(523,201)	—
Institutional Shares	(1,488,395)	(2,292,126)	—
A Shares	(42,030)	(17,789)	—
C Shares	(1,877)	(1,811)	—
Change in net assets from shareholder distributions	(2,318,752)	(3,904,480)	—
Change in net assets from capital transactions	(1,795,463)	(2,306,123)	1,083,182
Change in net assets	(1,821,391)	(2,284,839)	1,110,781

Net Assets:
Beginning of period	62,455,241	64,740,080	—
End of period	$60,633,850	$62,455,241	$1,110,781
Accumulated net investment income/(distributions in excess of net investment income)	$99,584	$174,191	$547

Capital Transactions:
Investor Shares
Proceeds from shares issued	$202,170	$1,999,595	$2,510
Dividends reinvested	289,197	718,037	—
Cost of shares redeemed	(1,917,675)	(6,269,862)	—
Change in net assets from Investor Shares	(1,426,308)	(3,552,230)	2,510
Institutional Shares
Proceeds from shares issued	457,295	6,125,262	1,080,652
Dividends reinvested	1,970,964	3,154,742	—
Cost of shares redeemed	(2,984,830)	(8,977,345)	—
Change in net assets from Institutional Shares	(556,571)	302,659	1,080,652
A Shares
Proceeds from shares issued	193,090	1,716,418	10
Dividends reinvested	53,405	27,478	—
Cost of shares redeemed	(49,066)	(811,768)	—
Change in net assets from A Shares	197,429	932,128	10
C Shares
Proceeds from shares issued	2,300	31,632	10
Dividends reinvested	2,185	2,171	—
Cost of shares redeemed	(14,498)	(22,483)	—
Change in net assets from C Shares	(10,013)	11,320	10
Change in net assets resulting from capital transactions:	$(1,795,463)	$(2,306,123)	$1,083,182

(a) Commencement operations on December 30, 2016.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Active Core Fund		Mid Cap Core Equity Fund
	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016	For the period December 30, 2016(a) through February 28, 2017 (unaudited)
Share Transactions:
Investor Shares
Issued	15,315	152,417	252
Reinvested	22,183	55,817	—
Redeemed	(146,484)	(473,882)	—
Change in Investor Shares	(108,986)	(265,648)	252
Institutional Shares
Issued	34,658	459,179	108,001
Reinvested	150,691	244,945	—
Redeemed	(225,162)	(683,585)	—
Change in Institutional Shares	(39,813)	20,539	108,001
A Shares
Issued	14,517	131,612	1
Reinvested	4,109	2,139	—
Redeemed	(3,740)	(60,877)	—
Change in A Shares	14,886	72,874	1
C Shares
Issued	175	2,454	1
Reinvested	168	170	—
Redeemed	(1,092)	(1,676)	—
Change in C Shares	(749)	948	1
Change in shares:	(134,662)	(171,287)	108,255

(a)	Commencement of operations December 30, 2016.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Multi Cap Equity Income Fund		Opportunistic Fund
	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016
From Investment Activities:
Operations:
Net investment income	$23,693	$123,364	$17,927	$159,956
Net realized gains/(losses) from investment transactions	3,304,559	3,257,432	2,707,098	(1,758,504)
Net realized gains/(losses) from options	—	—	(91,397)	—
Net realized gains/(losses) from securities sold short	—	—	32,983	(219,623)
Change in unrealized appreciation/(depreciation) on investments	(2,855,145)	(3,901,390)	1,940,231	661,939
Change in unrealized appreciation/(depreciation) on short securities	—	—	3,788	(25,500)
Change in net assets resulting from operations	473,107	(520,594)	4,610,630	(1,181,732)

Distributions to Shareholders:
From net investment income:
Investor Shares	(6,484)	(9,169)	(1,374)	(1,967)
Institutional Shares	(28,489)	(97,282)	(58,266)	(113,962)
A Shares	(485)	(570)	(11)	(7,750)
C Shares	(1)	—	—	—
In excess of net investment income, Institutional Shares	(189,403)	—	—	—
From net realized gains:
Investor Shares	(772,915)	(62,259)	—	(30,918)
Institutional Shares	(2,422,268)	(1,069,435)	—	(868,121)
A Shares	(57,427)	(8,522)	—	(102,493)
C Shares	(4,199)	(339)	—	(7,360)
Change in net assets from shareholder distributions	(3,481,671)	(1,247,576)	(59,651)	(1,132,571)
Change in net assets from capital transactions	(5,325,832)	(20,739,532)	(3,259,918)	12,625,974
Change in net assets	(8,334,396)	(22,507,702)	1,291,061	10,311,671

Net Assets:
Beginning of period	11,890,983	34,398,685	38,223,887	27,912,216
End of period	$3,556,587	$11,890,983	$39,514,948	$38,223,887
Accumulated net investment income/(distributions in excess of net investment income)	$(183,578)	$17,591	$(2,805)	$38,919

Capital Transactions:
Investor Shares
Proceeds from shares issued	$45,391	$73,225	$123,887	$1,666,344
Dividends reinvested	777,961	71,284	1,243	28,746
Cost of shares redeemed	(49,859)	(257,461)	(132,447)	(459,216)
Change in net assets from Investor Shares	773,493	(112,952)	(7,317)	1,235,874
Institutional Shares
Proceeds from shares issued	555,367	3,097,808	2,560,031	25,583,669
Dividends reinvested	2,016,382	998,892	21,104	809,187
Cost of shares redeemed	(8,663,555)	(24,649,309)	(5,470,545)	(14,414,348)
Change in net assets from Institutional Shares	(6,091,806)	(20,552,609)	(2,889,410)	11,978,508
A Shares
Proceeds from shares issued	32,017	13,053	153,170	3,236,427
Dividends reinvested	57,365	9,089	11	108,670
Cost of shares redeemed	(101,101)	(96,452)	(526,776)	(4,207,775)
Change in net assets from A Shares	(11,719)	(74,310)	(373,595)	(862,678)
C Share
Proceeds from shares issued	—	—	17,360	300,369
Dividends reinvested	4,200	339	—	7,360
Cost of shares redeemed	—	—	(6,956)	(33,459)
Change in net assets from C Shares	4,200	339	10,404	274,270
Change in net assets resulting from capital transactions:	$(5,325,832)	$(20,739,532)	$(3,259,918)	$12,625,974

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Multi Cap Equity Income Fund		Opportunistic Fund
	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016
Share Transactions:
Investor Shares
Issued	4,485	5,694	9,018	129,421
Reinvested	93,497	5,420	94	2,159
Redeemed	(5,183)	(19,439)	(9,738)	(35,648)
Change in Investor Shares	92,799	(8,325)	(626)	95,932
Institutional Shares
Issued	40,968	233,505	186,044	1,929,051
Reinvested	239,288	75,526	1,543	60,102
Redeemed	(839,675)	(1,966,211)	(403,092)	(1,115,782)
Change in Institutional Shares	(559,419)	(1,657,180)	(215,505)	873,371
A Shares
Issued	2,695	988	10,817	244,680
Reinvested	6,886	692	1	8,139
Redeemed	(9,664)	(7,559)	(38,174)	(324,702)
Change in A Shares	(83)	(5,879)	(27,356)	(71,883)
C Shares
Issued	—	—	1,239	23,061
Reinvested	512	26	—	555
Redeemed	—	—	(519)	(2,519)
Change in C Shares	512	26	720	21,097
Change in shares:	(466,191)	(1,671,358)	(242,767)	918,517

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Concluded

	World Energy Fund
	Six Months Ended February 28, 2017 (unaudited)	Year Ended August 31, 2016
From Investment Activities:
Operations:
Net investment income	$264,729	$598,574
Net realized gains/(losses) from investment transactions	1,850,356	(7,912,627)
Change in unrealized appreciation/(depreciation) on investments	1,888,059	7,238,877
Change in net assets resulting from operations	4,003,144	(75,176)

Distributions to Shareholders:
From net investment income:
Investor Shares	(41,028)	(76,079)
Institutional Shares	(140,682)	(297,891)
A Shares	(34,006)	(123,469)
C Shares	(768)	(38,925)
Change in net assets from shareholder distributions	(216,484)	(536,364)
Change in net assets from capital transactions	(166,539)	(1,038,255)
Change in net assets	3,620,121	(1,649,795)

Net Assets:
Beginning of period	52,760,029	54,409,824
End of period	$56,380,150	$52,760,029
Accumulated net investment income/(distributions in excess of net investment income)	$99,255	$51,010

Capital Transactions:
Investor Shares
Proceeds from shares issued	$2,159,141	$5,569,136
Dividends reinvested	40,701	74,788
Cost of shares redeemed	(789,250)	(2,084,792)
Change in net assets from Investor Shares	1,410,592	3,559,132
Institutional Shares
Proceeds from shares issued	4,088,806	10,412,247
Dividends reinvested	75,268	124,367
Cost of shares redeemed	(5,160,176)	(12,413,136)
Change in net assets from Institutional Shares	(996,102)	(1,876,522)
A Shares
Proceeds from shares issued	742,705	4,337,553
Dividends reinvested	31,823	117,775
Cost of shares redeemed	(992,598)	(7,595,233)
Change in net assets from A Shares	(218,070)	(3,139,905)
C Shares
Proceeds from shares issued	409,905	1,327,076
Dividends reinvested	744	37,738
Cost of shares redeemed	(773,608)	(945,774)
Change in net assets from C Shares	(362,959)	419,040
Change in net assets resulting from capital transactions:	$(166,539)	$(1,038,255)

Share Transactions:
Investor Shares
Issued	242,214	673,334
Reinvested	4,347	9,059
Redeemed	(86,290)	(251,485)
Change in Investor Shares	160,271	430,908
Institutional Shares
Issued	433,322	1,223,538
Reinvested	8,043	15,162
Redeemed	(552,794)	(1,568,515)
Change in Institutional Shares	(111,429)	(329,815)
A Shares
Issued	78,710	527,207
Reinvested	3,404	14,390
Redeemed	(105,687)	(926,186)
Change in A Shares	(23,573)	(384,589)
C Shares
Issued	44,672	164,847
Reinvested	78	4,611
Redeemed	(84,025)	(114,106)
Change in C Shares	(39,275)	55,352
Change in shares:	(14,006)	(228,144)

CAVANAL HILL FUNDS

U.S. Treasury Fund

Schedule of Portfolio Investments

February 28, 2017
(Unaudited)

Principal		Amortized
Amount	Security Description	Cost or Value

U.S. Treasury Obligations (55.3%)
U.S. Treasury Bills
$100,000,000	0.50%, 5/4/17 (a)	$99,910,222
80,000,000	0.58%, 7/27/17 (a)	79,807,271
90,000,000	0.60%, 6/15/17 (a)	89,846,035
60,000,000	0.61%, 7/20/17 (a)	59,857,120
		329,420,648
U.S. Treasury Notes
50,000,000	0.50%, 3/31/17	49,999,540
80,000,000	0.61%, 4/30/17 (b)	80,000,615
90,000,000	0.61%, 7/31/17 (b)	90,006,820
100,000,000	0.70%, 10/31/17 (b)	100,097,013
40,000,000	0.81%, 1/31/18 (b)	40,100,273
		360,204,261
Total U.S. Treasury Obligations		689,624,909

Repurchase Agreements (38.8%)
75,004,209	Bank of Montreal, 0.50%, 3/1/17, (Purchased on 02/28/17, proceeds at maturity $75,005,251, collateralized by various U.S. Treasury Obligations, (0.13% - 2.75%), (06/15/17 - 11/15/42), fair value of $76,504,342)	75,004,209
299,700,000	Credit Agricole CIB, 0.52%, 3/1/17, (Purchased on 02/28/17, proceeds at maturity $299,704,329, collateralized by U.S. Treasury Obligations, (1.50%), (03/31/23), fair value of $305,694,067)	299,700,000

Principal		Amortized
Amount	Security Description	Cost or Value

Repurchase Agreements, continued:
$10,000,000	Goldman Sachs & Co., 0.50%, 3/1/17, (Purchased on 02/28/17, proceeds at maturity $10,000,139, collateralized by U.S. Treasury Obligations, (4.38%), (02/15/38), fair value of $10,200,041)	$10,000,000
100,000,000	RBC Capital Markets LLC, 0.50%, 3/1/17, (Purchased on 02/28/17, proceeds at maturity $100,001,389, collateralized by various U.S. Treasury Obligations, (1.13% - 1.50%), (05/31/20 - 02/28/21), fair value of $102,000,034)	100,000,000
Total Repurchase Agreements		484,704,209

Investment Companies (6.0%)
40,091,327	Goldman Sachs Financial Square Treasury Obligations Fund, 0.40%(c)	40,091,327
35,398,630	Invesco Short-Term Investments Trust, Treasury Portfolio, Institutional Class, 0.41%(c)	35,398,630
Total Investment Companies		75,489,957

Total Investments (Cost $1,249,819,075)(d) - 100.1%		1,249,819,075
Liabilities in excess of other assets — (0.1)%		(1,116,364)
Net Assets - 100.0%		$1,248,702,711

(a)	Rate represents the effective yield at purchase.

(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2017.

(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2017.

(d)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

CAVANAL HILL FUNDS

Government Securities Money Market Fund

Schedule of Portfolio Investments

February 28, 2017
(Unaudited)

Principal		Amortized
Amount	Security Description	Cost or Value

U.S. Government Agency Securities (30.9%)
Federal Farm Credit Bank
$20,000,000	0.65%, 9/14/17 (a)	$19,999,482
20,000,000	0.73%, 8/30/17 (a)	20,000,000
20,000,000	0.77%, 5/25/17 (a)	19,999,516
9,000,000	0.80%, 3/29/17 (a)	9,000,955
10,000,000	0.80%, 6/20/17 (a)	10,000,000
35,000,000	0.81%, 6/29/17 (a)	35,000,258
20,000,000	0.85%, 3/8/17 (a)	19,999,980
20,000,000	0.85%, 3/22/17 (a)	20,000,000
		154,000,191
Federal Home Loan Bank
40,000,000	0.42%, 3/8/17 (b)	39,996,296
40,000,000	0.51%, 5/12/17 (b)	39,958,401
30,000,000	0.52%, 4/28/17 (b)	29,974,381
25,000,000	0.52%, 5/8/17 (b)	24,974,972
50,000,000	0.60%, 2/9/18 (a)	50,002,639
25,000,000	0.64%, 8/9/17 (b)	24,928,444
30,000,000	0.65%, 1/25/18 (a)	30,000,000
30,000,000	0.65%, 2/9/18 (a)	30,001,422
20,000,000	0.79%, 5/18/17 (a)	20,000,000
25,000,000	0.80%, 5/4/17 (a)	25,000,000
21,835,000	0.85%, 12/7/17 (a)	21,859,538
7,800,000	0.85%, 12/5/17 (a)	7,807,857
20,000,000	0.92%, 3/21/17 (a)	20,000,000
		364,503,950
Federal National Mortgage Assoc.
30,000,000	0.54%, 6/26/17 (b)	29,947,350
Total U.S. Government Agency Securities		548,451,491

U.S. Treasury Obligations (25.4%)
U.S. Treasury Bills
100,000,000	0.24%, 3/2/17 (b)	99,998,666
40,000,000	0.44%, 3/16/17 (b)	39,992,200
50,000,000	0.50%, 5/4/17 (b)	49,955,289
40,000,000	0.59%, 6/1/17 (b)	39,939,638
90,000,000	0.60%, 6/15/17 (b)	89,838,880
		319,724,673
U.S. Treasury Notes
50,000,000	0.61%, 4/30/17 (a)	50,000,415
80,000,000	0.70%, 10/31/17 (a)	80,070,859
		130,071,274
Total U.S. Treasury Obligations		449,795,947

Principal		Amortized
Amount	Security Description	Cost or Value

Repurchase Agreements (34.2%)
$70,048,872	Bank of Montreal, 0.50%, 3/1/17, (Purchased on 02/28/17, proceeds at maturity $70,049,845, collateralized by various U.S. Treasury Obligations, (0.13% - 3.13%), (5/31/17 - 8/15/44), fair value of $71,449,865)	$70,048,872
166,200,000	Credit Agricole CIB, 0.52%, 3/1/17, (Purchased on 02/28/17, proceeds at maturity $166,202,401, collateralized by U.S. Treasury Obligations, (1.38%), (01/31/20), fair value of $169,524,052)	166,200,000
40,000,000	Goldman Sachs & Co., 0.51%, 3/1/17, (Purchased on 02/28/17, proceeds at maturity $40,000,567, collateralized by U.S. Government Agency Obligations, (1.65%), (01/17/20), fair value of $40,800,937)	40,000,000
100,000,000	RBC Capital Market LLC, 0.51%, 3/1/17, (Purchased on 02/28/17, proceeds at maturity $100,001,417, collateralized by various U.S. Government Agency Obligations and U.S. Treasury Obligations, (0.00% - 7.88%), (04/27/17 - 02/15/42), fair value of $102,000,028)	100,000,000
230,000,000	Wells Fargo Securities, LLC, 0.49%, 3/1/17, (Purchased on 02/28/17, proceeds at maturity $230,003,131, collateralized by various U.S. Government Agency Obligations, (0.00% - 1.50%), (05/26/17 - 03/08/19), fair value of $234,600,043)	230,000,000
Total Repurchase Agreements		606,248,872

Investment Companies (9.5%)
84,435,004	Goldman Sachs Financial Square Treasury Obligations Fund, 0.40%(c)	84,435,004
84,900,000	Invesco Short-Term Investments Trust, Treasury Portfolio, Institutional Class, 0.41%(c)	84,900,000
Total Investment Companies		169,335,004

Total Investments (Cost $1,773,831,314)(d) - 100.0%		1,773,831,314
Liabilities in excess of other assets — 0.0%		(211,011)
Net Assets - 100.0%		$1,773,620,303

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2017.

(b)	Rate represents the effective yield at purchase.

(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2017.

(d)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

February 28, 2017

(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Municipal Bonds (98.8%)
Alabama (1.6%)
$580,000	Madison County Alabama, GO, 4.00%, 9/1/24	$649,217
Alaska (1.8%)
700,000	Valdez Alaska Marine Terminal Revenue, Series C, 0.56%, 12/1/29, Continuously Callable @ 100, Insured by: GTY(a)	700,000
Arizona (5.0%)
750,000	Chandler Arizona, GO, 4.00%, 7/1/24, Continuously Callable @ 100	781,035
500,000	Gila County Arizona School Unified District #10 Payson, GO, 5.00%, 7/1/26, Continuously Callable @ 100	582,840
500,000	Tucson Arizona Water Revenue, 5.00%, 7/1/25	600,930
		1,964,805
California (0.2%)
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Continuously Callable @ 100, Insured by: NATL-RE	80,269
Colorado (3.6%)
750,000	Douglas County Colorado School District No. RE-1 Douglas & Elbert Counties, GO, 5.25%, 12/15/24, Insured by: State Aid Withholding	911,542
500,000	El Paso County Colorado School District #20, GO, 4.00%, 12/15/25, Continuously Callable @ 100, Insured by: State Aid Withholding	561,000
		1,472,542
Georgia (0.9%)
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Pre-refunded 1/1/19 @ 100	375,680
Hawaii (1.9%)
750,000	Honolulu Hawaii City & County, GO, Series A, 5.00%, 7/1/23, Pre-refunded 7/1/17 @ 100, AGM	761,138
Illinois (3.2%)
650,000	Cook County Illinois School District #111 Burbank, GO, 4.00%, 12/1/26, AGM	697,717
215,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: FSA	226,561
285,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: AGM, ETM	313,127
		1,237,405

Shares or
Principal
Amount	Security Description	Value

Municipal Bonds, continued:
Indiana (1.3%)
$500,000	Wayne Township Indiana Marion County School Building Corp. Revenue, 5.00%, 7/15/26, Continuously Callable @ 100, Insured by: NATL-RE, FGIC, State Aid Withholding	$516,195
Iowa (1.9%)
720,000	Bettendorf Iowa, GO, Series A, 4.00%, 6/1/22, Continuously Callable @ 100	757,440
Massachusetts (1.6%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: NATL-RE	631,939
Minnesota (2.0%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Pre-refunded 12/1/19 @ 100	807,570
Missouri (1.4%)
500,000	Jackson County Missouri Reorganized School District #4 Blue Springs, GO, 4.00%, 3/1/28, Continuously Callable @ 100, Insured by: State Aid Withholding	539,520
Montana (1.7%)
700,000	Forsyth Montana Pollution Control Revenue, 0.57%, 1/1/18, Callable 4/1/17 @ 100, Enhanced by: LOC*(a) .	700,000
New Mexico (1.4%)
500,000	Sandoval County New Mexico Gross Receipts Tax Revenue, 4.00%, 6/1/28, Continuously Callable @ 100	544,725
North Carolina (2.0%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Pre-refunded 2/1/19 @ 100	792,585
Pennsylvania (5.7%)
750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Pre-refunded 5/15/18 @ 100, Insured by: State Aid Withholding	787,740
645,000	Mount Lebanon Pennsylvania School District, GO, Series A, 5.00%, 2/15/25, Continuously Callable @ 100, Insured by: State Aid Withholding	689,337
750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Pre-refunded 5/15/19 @ 100, Insured by: State Aid Withholding	810,569
		2,287,646
South Carolina (2.1%)
775,000	South Carolina State, GO, Series A66, 4.00%, 4/1/24, Pre-refunded 4/1/19 @ 100	822,507
Tennessee (3.5%)
525,000	Metro Government of Nashville & Davidson County Tennessee, GO, 4.00%, 7/1/28, Continuously Callable @ 100	580,650

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2017

(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Municipal Bonds, continued:
Tennessee, continued
$75,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Continuously Callable @ 100	$78,837
675,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Pre-refunded 4/1/19 @ 100	715,244
		1,374,731
Texas (34.6%)
95,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Continuously Callable @ 100	101,985
205,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Pre-refunded 2/15/19 @ 100	220,711
610,000	Archer City Texas Independent School District, GO, Series B, 4.00%, 8/15/26, Continuously Callable @ 100, Insured by: PSF-GTD	675,380
500,000	City of Arlington Texas, GO, 4.00%, 8/15/28, Continuously Callable @ 100	537,885
500,000	City of Melissa Texas, GO, 4.00%, 2/15/28, Continuously Callable @ 100, Insured by: BAM	532,515
550,000	Del Valle Texas Independent School District, GO, 4.00%, 6/15/26, Continuously Callable @ 100, Insured by: PSF-GTD	603,455
610,000	Frisco Texas Independent School District, GO, Series A, 4.00%, 8/15/24, Continuously Callable @ 100	638,755
750,000	Garland Texas Electric Utility System Revenue Refunding, Series B, 5.00%, 3/1/26	872,362
475,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Pre-refunded 11/15/17 @ 100, AGM	488,994
150,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Continuously Callable @ 100, AGM	154,269
740,000	Kerr County Texas, Ltd., GO, 4.00%, 2/15/25, Continuously Callable @ 100	816,367
595,000	Kyle Texas, GO, 4.00%, 2/15/22, Pre-refunded 2/15/18 @ 100, Insured by: AGC	612,695
45,000	Kyle Texas, GO, 4.00%, 2/15/22, Continuously Callable @ 100, Insured by: AGC	46,175
500,000	Lancaster Texas, GO, 5.00%, 2/15/25	590,400
750,000	Lewisville Texas Independent School District, GO, 5.00%, 8/15/21, Pre-refunded 2/15/19 @ 100	807,435
500,000	Liberty Hill Texas Independent School District, GO, 5.00%, 8/1/35, Continuously Callable @ 100, Insured by: PSF-GTD	537,700

Shares or
Principal
Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$590,000	Melissa Texas Independent School District School Building, GO, 4.00%, 8/1/27, Continuously Callable @ 100, Insured by: PSF-GTD	$646,670
600,000	San Antonio Texas Water Revenue, 5.00%, 5/15/26, Continuously Callable @ 100	714,486
500,000	San Marcos Texas Tax & Toll Revenue, GO, 5.00%, 8/15/26, Pre-refunded 8/15/17 @ 100, AGM	510,005
500,000	Spring Texas Independent School District, GO, 5.00%, 8/15/27, Pre-refunded 8/15/18 @ 100, Insured by: PSF-GTD	529,615
125,000	Texas State Transportation Commission Mobility Fund, GO, 4.50%, 4/1/33, Pre-refunded 4/1/17 @ 100	125,371
420,000	Texas State Transportation Commission Mobility Fund, GO, 4.50%, 4/1/33, Continuously Callable @ 100	421,281
30,000	Texas Transportation Commission Mobility Fund, GO, 4.50%, 4/1/33, Pre-refunded 4/1/17 @ 100	30,089
625,000	Waco Texas, GO, 4.00%, 2/1/25, Continuously Callable @ 100	684,988
450,000	Waller Texas Independent School District, GO, 5.50%, 2/15/28, Pre-refunded 2/15/18 @ 100, Insured by: PSF-GTD	470,291
750,000	Williamson County Texas Pass-Through Toll Bond, GO, 5.00%, 2/15/21, Pre-refunded 2/15/19 @ 100	808,043
640,000	Wylie Texas, GO, 5.00%, 2/15/21, Pre-refunded 2/15/18 @ 100	665,728
		13,843,650
Utah (1.9%)
700,000	Utah State Transit Authority Sales Tax Revenue, Series A, 5.00%, 6/15/32, Pre-refunded 6/15/18 @ 100, AGM	736,526
Vermont (1.6%)
600,000	City of Burlington Vermont, GO, Series C, 4.00%, 11/1/28, Insured by: BAM	646,998
Virginia (2.0%)
750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Pre-refunded 4/1/19 @ 100, Insured by: State Aid Withholding	795,653
Washington (11.1%)
65,000	City of Seattle Washington, GO, 5.00%, 5/1/21, Continuously Callable @ 100	70,355
685,000	City of Seattle Washington, GO, 5.00%, 5/1/21, Pre-refunded 5/1/19 @ 100	742,655
500,000	King County Washington Public Hospital District No.1, GO, Series B, 5.25%, 12/1/37, Pre-refunded 6/1/18 @ 100	526,850

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Concluded

February 28, 2017

(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Municipal Bonds, continued:
Washington, continued:
$500,000	King County Washington School District #414 Lake Washington, GO, 4.00%, 12/1/28, Continuously Callable @ 100, Insured by: School Bond Guarantee	$548,980
335,000	King County Washington Sewer Revenue, Series C, 5.00%, 1/1/35, Pre-refunded 1/1/21 @ 100	380,058
165,000	King County Washington Sewer Revenue, Series C, 5.00%, 1/1/35, Continuously Callable @ 100	184,117
500,000	Lewis County Washington Public Utility Revenue District No. 1, Series A, 5.00%, 12/1/27, Continuously Callable @ 100, AGM	525,305
685,000	Snohomish County Washington, GO, Series A, 5.00%, 12/1/27, Continuously Callable @ 100	762,706
605,000	Washington State, GO, Series B-1, 5.00%, 8/1/25, Continuously Callable @ 100	692,822
		4,433,848
West Virginia (1.5%)
500,000	West Virginia State, GO, 5.00%, 11/1/26	610,520
Wisconsin (1.5%)
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Continuously Callable @ 100	590,736

Shares or
Principal
Amount	Security Description	Value

Municipal Bonds, continued:
Wyoming (1.8%)
$700,000	Lincoln County Wyoming Pollution Control Revenue, 0.56%, 10/1/44, Exxon Mobil Corp.(a)	$700,000
Total Municipal Bonds		39,373,845

Investment in Affiliates (0.5%)
186,815	Cavanal Hill Government Securities Money Market Fund, Institutional Class, 0.00%(b)	186,815
Total Investment in Affiliates		186,815

Total Investments (Cost $38,594,601)(c) - 99.3%		39,560,660
Other assets in excess of liabilities — 0.7%		280,576
Net Assets - 100.0%		$39,841,236

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2017.

(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2017.

(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance

GO	General Obligation

GTY	Guarantor Agreement

LOC	Letter of Credit

NATL-RE	National Public Finance Guarantee Corp.

PSF-GTD	Public School Fund Guaranteed

See notes to financial statements.

CAVANAL HILL FUNDS
Limited Duration Fund

Schedule of Portfolio Investments
February 28, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (4.0%)
$118,920	Bayview Financial Acquisition Trust, Series 2003-AA, M2, 5.28%, 2/25/33(a)	$118,689
17,281	Bayview Financial Acquisition Trust, Series 2006-A, 1A5, 5.70%, 2/28/41*(b)	17,886
605,546	BCC Funding Corp., Series 2014-1A, A, 1.79%, 6/20/20(a)	605,546
21,327	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, A5, 5.01%, 11/25/34*(b)	21,957
4,172	Countrywide Asset-Backed Certificates, Series 2002-S1, A5, 6.46%, 5/25/32(b)	4,177
17,970	Countrywide Home Equity Loan Trust, Series 2004-C, C, 0.99%, 1/15/34(b)	16,827
550,550	Fremont Home Loan Trust, Series 2004-3, M5, 2.65%, 11/25/34*(b)	318,248
746	IMC Home Equity Loan Trust, Series 1998-1, A6, 7.02%, 6/20/29(b)	746
1,027,859	Nations Equipment Finance Funding LLC, Series 16-1A, A, 3.61%, 2/20/21*(a)(b)	1,034,498
224,966	Nations Equipment Finance Funding LLC, Series 2014-1A, A, 1.56%, 7/20/18*(a)	224,791
1,325,814	Raspro Trust, Series 2005-1A, G, 1.40%, 3/23/24(a)(b)	1,259,522
242,891	Residential Asset Mortgage Products, Inc., Series 2002-RS2, AI5, 6.03%, 3/25/32*	247,878
10,090	Residential Asset Securitization Trust, Series 2001-KS2, AI6, 6.49%, 10/25/30*(b)	10,300
20,355	Residential Funding Mortgage Securities, Series 2003-HS2, AI4, 4.37%, 7/25/33*(b)	20,292
1,221	Residential Funding Mortgage Securities I, Series 2004-HS1, AI6, 3.64%, 3/25/34(b)	1,219
24,920	Saxon Asset Securities Trust, Series 2003-3, AF6, 4.90%, 12/25/33*(b)	25,086
231,504	Soundview Home Equity Loan Trust, Series 2005-B, M2, 6.23%, 5/25/35*(b)	216,202
Total Asset Backed Securities		4,143,864

Mortgage Backed Securities† (48.4%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.7%)
181,403	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 3.14%, 2/25/36*(b)	151,709
14,923	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 3.87%, 7/25/35*(b)	12,174
34,420	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 1.91%, 7/20/35*(b)	25,528
2,851	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 0.88%, 10/25/36*(b)	1,865

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Adjustable Rate Mortgage Backed Securities, continued:
$51,724	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32%, 10/25/33*(b)	$51,795
7,812	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34*(b) .	7,860
9,662	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.00%, 10/25/36*(b)	8,613
26,268	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.79%, 9/25/34*(b)	25,606
286,335	JPMorgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, 2/27/37(a)(b)	289,424
16,495	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 3.06%, 4/21/34*(b)	16,929
43,188	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 3.61%, 8/25/35*(b)	42,190
96,340	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 3.80%, 9/25/34*(b)	94,995
39,500	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 4.25%, 1/25/36*(b)	31,635
		760,323
Alt-A - Fixed Rate Mortgage Backed Securities (1.5%)
22,902	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35*	20,219
39,020	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36*	36,161
4,692	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19*	4,776
35,663	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35*	32,176
33,393	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36*	24,913
32,500	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36*	25,863
33,006	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37*	28,463
207,991	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37*	142,043
91,081	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34*	93,789
90,844	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36*	74,520
57,462	Master Adjustable Rate Mortgage Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20*	58,498

See notes to financial statements.

CAVANAL HILL FUNDS
Limited Duration Fund

Schedule of Portfolio Investments, Continued
February 28, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$11,418	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19*	$11,476
51,794	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	52,942
6,221	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34*	6,517
512,918	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34*	541,800
28,997	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34*	29,539
9,019	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34*	9,634
72,462	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18*	72,628
15,973	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19*	16,039
57,568	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19*	57,516
64,323	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36*	54,805
769	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17*	767
3,130	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18*	3,154
54,645	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36*	35,210
46,881	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37*	40,963
34,728	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35*	34,877
		1,509,288
Commercial Mortgage Backed Securities (1.6%)
569,147	Credit Suisse Mortgage Trust, Series 2007-C4, Class A4, 5.94%, 9/15/39(b)	573,686
511,198	Morgan Stanley Re-Remic Trust, Series 2010-GG10, Class A4A, 6.01%, 8/15/45(a)(b)	510,912
583,289	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, 5/15/46	586,887
		1,671,485

Prime Adjustable Rate Mortgage Backed Securities (3.8%)
92,203	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 2.98%, 3/25/35*(b)	86,752
22,258	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 3.59%, 5/25/35(b)	22,372
360,091	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36*(b)	156,370

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$11,108	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 3.12%, 6/25/34*(b)	$10,997
18,621	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 3.21%, 2/25/36*(b)	17,218
26,675	Bank of America Mortgage Securities, Series 2003-F, Class 2A1, 3.25%, 7/25/33*(b)	26,754
17,582	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 3.26%, 9/25/33*(b)	17,424
13,786	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 4.08%, 11/20/36*(b)	11,394
21,872	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.83%, 10/25/35*(b)	21,046
13,487	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 2.86%, 9/25/34*(b)	12,596
11,945	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 3.35%, 1/25/35*(b)	11,940
77,683	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 3.37%, 10/25/36*(b)	66,462
58,335	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.29%, 3/25/31*(b)	58,545
27,807	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 4.13%, 7/25/37*(b)	25,022
38,829	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 3.05%, 8/25/35(b)	38,231
1,102,475	Coast Savings & Loan Association, Series 1992-1, Class A, 2.56%, 7/25/22(b)	1,102,852
54,645	Countrywide Home Loans, Series 2004- 12, Class 12A1, 3.10%, 8/25/34*(b)	46,864
11,113	Countrywide Home Loans, Series 2003- 60, Class 2A1, 3.28%, 2/25/34*(b)	10,905
22,562	Countrywide Home Loans, Series 2003- 58, Class 2A2, 3.32%, 2/19/34*(b)	22,607
521	Countrywide Home Loans, Series 2003- 42, Class 1A1, 3.73%, 9/25/33*(b)	484
45,111	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 2.95%, 11/25/32*(b)	17,346
68,294	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 3.34%, 11/25/34*(b)	70,388
146,853	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 3.06%, 7/27/36(a)(b)	146,274
26,868	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 2.90%, 10/25/35*(b)	22,344

See notes to financial statements.

CAVANAL HILL FUNDS
Limited Duration Fund

Schedule of Portfolio Investments, Continued
February 28, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$157,671	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 3.42%, 11/19/35*(b)	$145,468
87,674	GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 3.60%, 7/25/35(a)(b)	87,965
55,629	GSR Mortgage Loan Trust, Series 2005- AR7, Class 2A1, 3.07%, 11/25/35*(b)	53,297
77,209	GSR Mortgage Loan Trust, Series 2005- AR2, Class 1A2, 3.36%, 4/25/35*(b)	74,384
21,500	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 3.39%, 12/19/35*(b)	18,745
140,409	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 3.46%, 1/19/35*(b)	131,063
22,580	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.00%, 8/25/34*(b)	20,726
90,414	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 3.15%, 9/25/36*(b)	85,217
59,236	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 3.15%, 8/25/34*(b)	58,231
43,827	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 3.26%, 7/25/36*(b)	37,175
65,509	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 3.31%, 8/25/36*(b)	46,108
5,566	JPMorgan Mortgage Trust, Series 2006- A5, Class 3A4, 3.01%, 8/25/36*(b)	5,091
9,589	JPMorgan Mortgage Trust, Series 2005- A4, Class 3A1, 3.03%, 7/25/35*(b)	9,507
784	JPMorgan Re-REMIC, Series 2009-5, Class 2A1, 2.47%, 1/26/37(a)(b)	785
47,395	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(a)(b)	47,420
213	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.22%, 9/25/17*(b)	213
3,071	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 3.13%, 2/25/34*(b)	3,087
21,727	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 3.25%, 7/25/34*(b)	21,685
29,312	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 2.90%, 12/25/34*(b)	29,372
56,720	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 3.20%, 8/25/34*(b)	56,562
35,197	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 3.37%, 8/25/34*(b)	34,977

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$58,962	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 3.10%, 6/25/34*(b)	$58,373
342,060	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 3.13%, 4/25/34*(b)	338,619
4,212	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 3.16%, 2/25/34*(b)	4,223
71,704	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 3.22%, 12/25/34*(b)	67,572
55,840	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 3.26%, 11/25/34*(b)	55,847
23,012	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 2.96%, 12/27/35*(b)	20,490
38,773	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 3.20%, 7/25/33*(b)	38,073
22,134	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 3.26%, 8/20/35*(b)	8,767
4,029	Washington Mutual, Series 2006-AR8, Class 1A1, 2.82%, 8/25/46*(b)	3,525
15,000	Washington Mutual, Series 2004-AR3, Class A2, 2.82%, 6/25/34*(b)	15,166
21,519	Washington Mutual, Series 2006-AR10, Class 1A2, 2.85%, 9/25/36(b)	20,158
17,835	Washington Mutual Mortgage Pass- Through Certificates, Series 2004- AR10, Class A1B, 1.20%, 7/25/44*(b)	17,024
135,100	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.63%, 11/25/36*(b)	120,570
18,351	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 3.05%, 6/25/34*(b)	18,581
10,580	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 3.07%, 6/25/34*(b)	10,826
6,122	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 3.08%, 4/25/36*(b)	6,164
63,266	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 3.12%, 2/25/35*(b)	64,353
14,564	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 3.13%, 7/25/34*(b)	14,782
31,980	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 3.14%, 8/25/33*(b)	32,752
9,151	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 3.21%, 12/25/34*(b)	9,455
		3,915,585

See notes to financial statements.

CAVANAL HILL FUNDS
Limited Duration Fund

Schedule of Portfolio Investments, Continued
February 28, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities (1.4%)
$26	Bank of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17*	$26
32,095	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31*	32,803
156,387	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34*	158,470
20,645	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34*	22,160
54,338	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19*	54,912
121,703	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	123,252
78,615	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33*	79,905
40,915	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33*	43,973
112,556	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32*	38,833
63,215	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32*	68,669
42,836	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36*	34,154
57,877	GSR Mortgage Loan Trust, Series 2003- 3F, Class 2A1, 4.50%, 4/25/33*	56,125
21,204	GSR Mortgage Loan Trust, Series 2005- 8F, Class 7A1, 5.50%, 10/25/20*	21,489
37,430	GSR Mortgage Loan Trust, Series 2005- 8F, Class 3A4, 6.00%, 11/25/35*	30,659
50,395	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(b)	51,332
20,694	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36*	17,011
4,094	Master Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, 9/25/18*	4,068
26,973	Master Asset Securitization Trust, Series 2003-11, Class 10A1, 5.00%, 12/25/18*	26,952
8,086	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17*	8,113
1,466	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17*	1,470
8,990	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18*	8,917
7,208	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20*	7,306
187,309	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.55%, 9/25/33*(b)	116,735

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$15,962	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35*	$14,785
33,653	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32*	35,095
134,783	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29*	141,590
99,964	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34*	101,836
5,826	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32*	5,796
2,866	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18*	2,889
1,879	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18*	1,886
215	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18*	216
4,243	Washington Mutual Mortgage Pass- Through Certificates, Series 2003-MS5, Class 1A1, 5.00%, 3/25/18*	4,281
83,379	Washington Mutual Mortgage Pass- Through Certificates, Series 2004-CB1, Class 5A, 5.00%, 6/25/19*	84,207
30,320	Washington Mutual Mortgage Pass- Through Certificates, Series 2004-CB4, Class 22A, 6.00%, 12/25/19*	30,975
		1,430,890
U.S. Government Agency Mortgage Backed Securities (39.4%)
792,326	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	745,049
520,469	Fannie Mae, Series 2012-31, Class PA, 2.00%, 4/25/41	517,154
1,051,301	Fannie Mae, Series 2012-51, Class EB, 2.00%, 1/25/40	1,042,776
1,129,492	Fannie Mae, Series 2012-96, Class PD, 2.00%, 7/25/41	1,096,484
756,388	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	744,796
480,824	Fannie Mae, Series 2013-68, Class LE, 2.00%, 4/25/43	473,131
1,248,439	Fannie Mae, Series 2011-124, Class CP, 2.25%, 12/25/40	1,238,349
844,554	Fannie Mae, Series 2011-126, Class ED, 2.25%, 4/25/40	835,348
320,467	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	313,530
2,121,148	Fannie Mae, Series 2012-9, Class YA, 2.25%, 11/25/40(b)	2,118,101
588,439	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(b)	583,009
41,093	Fannie Mae, 2.44%, 1/1/35, Pool #805386(b)	42,925
167,454	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	169,514
1,150,545	Fannie Mae, Series 2015-22, Class EC, 2.50%, 4/25/45	1,147,825

See notes to financial statements.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

February 28, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$13,445	Fannie Mae, 2.62%, 12/1/22, Pool #303247(b)	$13,887
9,921	Fannie Mae, 2.74%, 6/1/32, Pool #725286(b)	10,455
54,616	Fannie Mae, 2.83%, 2/1/30, Pool #556998(b)	55,921
308,430	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	314,535
370,563	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	377,066
1,107,760	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	1,115,873
1,989,466	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	2,035,605
33,975	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32*(b)	36,498
3,675	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	3,917
9,927	Fannie Mae, Series 2001-W2, Class AF6, 6.59%, 10/25/31*(b)	10,609
18,937	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31*(b)	22,083
196	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	212
750	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	821
6,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	6,792
3,500,000	Freddie Mac, 1.00%, 9/29/17	3,505,253
452,375	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	446,486
2,011,499	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	1,985,283
1,563,739	Freddie Mac, Series 4039, Class ME, 2.00%, 12/15/40(b)	1,548,121
423,865	Freddie Mac, Series 3982, Class MD, 2.00%, 5/15/39	420,521
674,672	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	663,669
1,286,287	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	1,273,716
1,171,788	Freddie Mac, Series 4079, Class WA, 2.00%, 8/15/40	1,171,970
577,892	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	567,757
928,488	Freddie Mac, Series 4486, Class A, 2.00%, 12/15/38	918,451
744,036	Freddie Mac, Series 4486, Class JN, 2.00%, 11/15/24	735,452
2,195,198	Freddie Mac, Series: 4272, Class YG, 2.00%, 11/15/26	2,196,231
47	Freddie Mac, 2.12%, 3/1/17, Pool #350044(b)	47
169,633	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	171,030
1,004,129	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	1,008,404
1,053,253	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	1,048,401

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$993,240	Freddie Mac, Series 4564, Class DA, 2.50%, 3/15/46	$989,516
10,209	Freddie Mac, 2.57%, 4/1/36, Pool #1N0148(b)	10,666
206,460	Freddie Mac, Series 3752, Class JA, 2.75%, 4/15/40	209,297
174,144	Freddie Mac, Series 3724, Class NE, 3.00%, 7/15/38	176,481
711,719	Freddie Mac, Series 3913, Class UE, 3.00%, 9/15/40	715,495
200,733	Freddie Mac, Series 4017, Class MA, 3.00%, 3/15/41	204,182
1,148,105	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	1,167,938
1,998,392	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	2,081,041
1,630,027	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	1,693,830
31,354	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	32,933
109,336	Freddie Mac, Series 3819, Class JP, 4.00%, 8/15/39	110,261
7,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	7,377
3,090	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21*	3,250
2,667	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21*	2,808
2,130	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21*	2,268
238	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21*	246
1,783	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23*	1,964
1,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26*	1,094
3,231	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22*	3,599
2,387	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22*	2,660
5,479	Government National Mortgage Assoc., 2.00%, 1/20/23, Pool #8123(b)	5,613
6,373	Government National Mortgage Assoc., 2.00%, 1/20/25, Pool #8580(b)	6,556
3,571	Government National Mortgage Assoc., 2.00%, 3/20/26, Pool #8832(b)	3,673
4,116	Government National Mortgage Assoc., 2.00%, 12/20/27, Pool #80141(b)	4,254
4,468	Government National Mortgage Assoc., 2.00%, 3/20/29, Pool #80263(b)	4,543
6,475	Government National Mortgage Assoc., 2.00%, 11/20/29, Pool #876947(b)	6,533
418,261	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	379,993
22,234	Government National Mortgage Assoc., 2.12%, 5/20/34, Pool #80916(b)	23,085
1,564	Government National Mortgage Assoc., 2.50%, 12/20/18, Pool #8437(b)	1,562

See notes to financial statements.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Concluded

February 28, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$3,091	Government National Mortgage Assoc., 2.50%, 12/20/21, Pool #8889(b)	$3,147
9,127	Government National Mortgage Assoc., 2.50%, 1/20/25, Pool #8585(b)	9,468
76,429	Government National Mortgage Assoc., Series 2012-14, Class PE, 3.00%, 11/20/40	77,228
144	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	164
143	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	155
42	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	43
403	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	417
		40,676,397
Total Mortgage Backed Securities		49,963,968

Corporate Bonds (3.9%)
Capital Markets (0.1%)
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (c)	129,000
Internet Software & Services (2.6%)
1,393,000	eBay, Inc., 1.35%, 7/15/17	1,393,592
1,250,000	eBay, Inc., 1.51%, 8/1/19 (b)	1,251,458
		2,645,050
Oil, Gas & Consumable Fuels (1.1%)
1,150,000	BP Capital Markets PLC, 1.38%, 5/10/18	1,147,779
Real Estate Management & Development (0.1%)
105,000	Fishers Lane LLC, 2.03%, 4/5/17, Callable 4/3/17 @ 100*(a)	105,000
Total Corporate Bonds		4,026,829

Shares or Principal Amount	Security Description	Value

U.S. Government Agency Securities (6.6%)
Freddie Mac
$1,000,000	1.00%, 2/10/20, Callable 8/10/17 @ 100 *(b)	$999,365
1,000,000	1.00%, 3/16/20, Callable 6/16/17 @ 100, MTN *(b)	999,951
2,700,000	Series 0002, 1.00%, 6/28/19, Callable 3/28/17 @ 100 *(b)	2,688,166
1,100,000	1.50%, 2/24/22, Callable 8/24/17 @ 100, MTN *(b)	1,099,472
1,000,000	1.50%, 2/28/22, Callable 8/28/17 @ 100, MTN *(b)	999,160
Total U.S. Government Agency Securities		6,786,114

U.S. Treasury Obligations (33.8%)
U.S. Treasury Notes
14,000,000	0.63%, 8/31/17	13,993,434
17,187,000	0.75%, 9/30/18	17,090,993
4,000,000	1.63%, 5/15/26	3,755,312
Total U.S. Treasury Obligations		34,839,739

Investment in Affiliates (4.1%)
4,205,396	Cavanal Hill Government Securities Money Market Fund, Institutional Class, 0.00%(d)	4,205,396
Total Investment in Affiliates		4,205,396

Total Investments (Cost $106,365,028)(e) - 100.8%		103,965,910
Liabilities in excess of other assets — (0.8)%		(834,933)
Net Assets - 100.0%		$103,130,977

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2017.

(c)	Issuer has defaulted on the payment of interest.

(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2017.

(e)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

MTN	Medium Term Note

Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to financial statements.

CAVANAL HILL FUNDS

Moderate Duration Bond Fund

Schedule of Portfolio Investments

February 28, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (3.7%)
$24,690	Aegis Asset Backed Securities Trust, Series 2004-4, A1, 1.50%, 10/25/34*(a)	$222,312
5,775	Bayview Financial Acquisition Trust, Series 2006-A, 10A1, 5.70%, 2/28/41*(a)	5,978
137,105	BCC Funding Corp., Series 2014-1A, A, 1.79%, 6/20/20(b)	137,105
13,362	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, 1A5, 6.89%, 12/25/34*(a)	13,467
373,367	Nations Equipment Finance Funding LLC, Series 16-1A, A, 3.61%, 2/20/21*(a)(b)	375,778
55,139	Nations Equipment Finance Funding LLC, Series 2014-1A, 10A1, 1.56%, 7/20/18*(b)	55,096
352,947	Raspro Trust, Series 2005-1A, 10A1, 1.40%, 3/23/24(a)(b)	335,300
271,423	Renaissance Home Equity Loan Trust, Series 2004-2, AF4, 5.39%, 7/25/34*(a)	272,450
732	Residential Funding Mortgage Securities I, Series 2004-HS1, AI6, 3.64%, 3/25/34(a)	732
58,835	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, A5, 5.58%, 5/25/35*(a)	59,260
570,000	SLM Student Loan Trust, Series 12-7, B, 2.58%, 9/25/43*(a)	539,880
Total Asset Backed Securities		2,017,358

Mortgage Backed Securities† (40.4%)
Alt-A - Fixed Rate Mortgage Backed Securities (2.0%)
15,489	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20*	15,290
92,271	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35*	84,619
15,736	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35*	15,655
21,547	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34*	21,784
32,520	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34*	33,016
109,469	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37*	74,759
98,831	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.47%, 6/25/36*(a)	81,607
20,283	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34*	20,568
10,195	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19*	10,220
28,449	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34*	28,490

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$10,872	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	$11,113
85,608	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34* .	88,269
31,430	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34*	30,511
10,670	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33* .	11,147
30,925	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34*	32,297
48,733	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34*	48,607
20,880	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35*(a)	21,272
45,400	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35*(a)	36,067
13,029	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35*(a)	13,153
107,349	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36*(a)	46,601
57,906	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40(a)(b)	48,704
4,713	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18*	4,735
18,279	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35*	17,744
19,322	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21*	18,027
24,343	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	20,893
40,896	Residential Asset Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36*	28,418
61,198	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35*	52,594
84,803	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36*	74,237
93,972	Washington Mutual Mortgage Pass- Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35*	87,409
		1,077,806
Commercial Mortgage Backed Securities (0.4%)
243,428	Morgan Stanley Re-Remic Trust, Series 2010-GG10, Class 10A1, 6.01%, 8/15/45(a)(b)	243,292

See notes to financial statements.

CAVANAL HILL FUNDS

Moderate Duration Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities (1.6%)
$17,586	Bank of America Funding Corp., Series 2004-B, Class 5A1, 3.41%, 11/20/34*(a)	$16,671
5,862	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 3.31%, 10/25/33*(a)	6,042
26,316	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 3.40%, 11/25/34*(a)	25,715
24,273	Countrywide Home Loans, Series 2004-2, Class 2A1, 2.64%, 2/25/34*(a)	23,258
30,358	Countrywide Home Loans, Series 2004-12, Class 10A1, 3.10%, 8/25/34*(a)	26,035
42,046	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 2.69%, 4/25/37*(a)	33,942
11,280	JPMorgan Mortgage Trust, Series 2006- A2, Class 2A1, 2.99%, 4/25/36*(a)	10,633
521,140	JPMorgan Mortgage Trust, Series 2005- A6, Class 3A3, 3.16%, 9/25/35*(a)	492,887
92,468	JPMorgan Mortgage Trust, Series 2005- A1, Class 3A4, 3.24%, 2/25/35*(a)	94,467
60,559	JPMorgan Mortgage Trust, Series 2006- A6, Class 1A4L, 3.71%, 10/25/36*(a)	52,191
98,115	Structured Mortgage Loan, Series 2004-3AC, Class A1, 3.03%, 3/25/34*(a)	98,084
11,067	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 3.26%, 8/20/35*(a)	4,383
2,583	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 3.12%, 5/25/34*(a)	2,613
		886,921
Prime Fixed Mortgage Backed Securities (0.9%)
22,356	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35*(a)	22,076
21,944	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37* .	17,850
14,486	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	14,433
18,020	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34*	19,343
14,843	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33*	15,177
14,323	Countrywide Home Loans, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19*	14,358
7,824	Countrywide Home Loans, Series 2004- J6, Class 1A2, 5.25%, 8/25/24*	7,729
16,700	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35*	14,707
4,603	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19*	4,647
39,520	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33*	41,230

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$14,058	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18*	$14,324
20,607	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33*	20,945
1,537	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19*	1,547
1,462	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32*	1,489
995	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17* .	998
41,987	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34*	44,098
4,534	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34*	4,735
124,873	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class 10A1, 5.55%, 9/25/33*(a)	77,822
101,996	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32*	102,712
11,851	Residential Funding Mortgage Securities I, Inc., Series 2003-S12, Class 2A1, 4.00%, 12/25/32*	11,853
16,724	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29*	17,568
245	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30*	247
3,767	Washington Mutual Mortgage Pass- Through Certificates, Series 2003-S6, Class 2A3, 4.75%, 7/25/18*	3,777
2,666	Washington Mutual Mortgage Pass- Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33*	2,692
1,212	Washington Mutual Mortgage Pass- Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34*	1,318
		477,675
U.S. Government Agency Mortgage Backed Securities (35.5%)
99,041	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	93,131
327,755	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	324,003
569,513	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	558,319
126,065	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	124,133
160,233	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	156,765
235,377	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(a)	233,205
828	Fannie Mae, Series 1992-45, Class F, 2.27%, 4/25/22(a)	813
245,909	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	246,796

See notes to financial statements

.

CAVANAL HILL FUNDS

Moderate Duration Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$83,727	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	$84,757
419,100	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	421,038
494,927	Fannie Mae, Series 2015-22, Class 10A1, 2.50%, 4/25/45	493,757
997,911	Fannie Mae, Series 2015-31, Class EC, 2.50%, 5/25/45	992,678
651,813	Fannie Mae, Series 2015-71, Class PD, 2.50%, 3/25/43	659,922
555,627	Fannie Mae, Series 2016-11, Class GA, 2.50%, 3/25/46(a)	552,893
5,957	Fannie Mae, 2.98%, 9/1/33, Pool #739372(a)	6,154
1,657	Fannie Mae, 3.00%, 7/1/23, Pool #224951(a)	1,669
285,297	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	290,945
92,641	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	94,266
560,093	Fannie Mae, Series 2012-50, Class LG, 3.00%, 9/25/40	562,746
483,156	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	494,361
528,616	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	538,534
922,928	Fannie Mae, Series 2015-86, Class BA, 3.00%, 11/25/45	931,741
4,346	Fannie Mae, 3.45%, 1/1/37, Pool #906675(a)	4,636
3,150	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	3,184
271	Fannie Mae, 6.00%, 4/1/35, Pool #735503	309
1,425	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	1,471
2,656	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	2,813
2,473	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	2,747
16,793	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42*	20,054
997	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31*	1,180
3,039	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	3,357
1,612	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	1,773
254	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	279
1,198	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	1,313
330	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	358
483	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	524
255	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	277

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$578,099	Federal National Mortgage Assoc., Series 2012-8, KA, 2.00%, 6/25/41	$573,641
614,115	Federal National Mortgage Assoc., Series 2015-12, PC, 2.50%, 7/25/44	614,872
113,094	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	111,622
281,493	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	277,824
751,116	Freddie Mac, Series 3870, Class ND, 2.00%, 1/15/41	743,582
370,990	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	368,594
992,846	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	983,142
320,757	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	315,131
243,900	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	241,427
337,632	Freddie Mac, Series 4486, Class 10A1, 2.00%, 12/15/38	333,982
189	Freddie Mac, Series 1222, Class P, 2.08%, 3/15/22*(a)	190
401,451	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	394,928
527,807	Freddie Mac, Series 4173, Class KA, 2.50%, 7/15/42	526,664
220,778	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	219,761
569,966	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	575,082
461,341	Freddie Mac, Series 4511, Class PI, 2.50%, 9/15/45	463,973
553,545	Freddie Mac, Series 4564, Class 10A1, 2.50%, 3/15/46	551,469
690,885	Freddie Mac, Series 4496, Class DP, 2.50%, 6/15/45(a)	695,761
237,240	Freddie Mac, Series 3913, Class 10A1, 3.00%, 9/15/40	238,498
11,228	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	11,354
281,409	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	286,891
270,965	Freddie Mac, Series 4332, Class NH, 3.00%, 9/15/43	277,087
660,909	Freddie Mac, Series 4357, Class NW, 3.00%, 10/15/35	670,750
328,469	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	334,143
513,872	Freddie Mac, Series 4320, Class 10A1, 3.50%, 7/15/39	535,125
405,410	Freddie Mac, Series 4332, Class 10A1, 3.50%, 12/15/43	421,279
25,564	Freddie Mac, 5.10%, 8/1/34, Pool #755230(a)	26,886
4,523	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21*	4,806
4,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	4,215

See notes to financial statements.

CAVANAL HILL FUNDS

Moderate Duration Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$3,217	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21*	$3,449
3,986	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22*	4,337
2,985	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24*	3,283
1,217	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21*	1,312
3,318	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26*	3,780
906	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21*	984
5,676	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22*	6,281
7,647	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22*	8,520
250	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21*	265
369,836	Government National Mortgage Assoc., Series 2011-128, BL, 2.00%, 9/16/26	369,847
184,259	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	184,053
89,627	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	81,427
91,481	Government National Mortgage Assoc., Series 2010-69, Class MC, 2.50%, 4/20/40	92,847
7,328	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	7,403
146	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	169
1,614	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	1,615
942	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	1,033
108	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	120
320	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	354
2,486	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	2,738
6,278	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	6,918
6,366	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	6,496
204	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	205
		19,497,016
Total Mortgage Backed Securities		22,182,710

Shares or Principal Amount	Security Description	Value

Corporate Bonds (5.6%)
Capital Markets (0.0%)
$1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (c)	$110
Diversified Telecommunication Services (0.1%)
39,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 4/3/17 @ 101 *	39,278
Internet Software & Services (0.8%)
400,000	eBay, Inc., 1.51%, 8/1/19 (a)	400,466
IT Services (0.7%)
400,000	International Business Machine Corp., 1.63%, 5/15/20	396,447
Oil, Gas & Consumable Fuels (0.7%)
400,000	BP Capital Markets PLC, 2.75%, 5/10/23	394,412
Real Estate Management & Development (0.8%)
45,000	Fishers Lane LLC, 2.03%, 4/5/17, Callable 4/3/17 @ 100 *(b)	45,000
373,961	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (b)	380,548
		425,548
Thrifts & Mortgage Finance (2.5%)
500,000	Preferred Term Securities XI, Class B-1, 2.59%, 9/24/33, Callable 4/3/17 @ 100 *(a)(d)	325,000
948,770	Preferred Term Securities XX, Class B2, 1.41%, 3/22/38, Callable 4/3/17 @ 100 *(a)(b)	578,751
972,271	Preferred Term Securities XXVI, Series B-2, 1.52%, 9/22/37, Callable 4/3/17 @ 100 *(a)(b)	505,581
		1,409,332
Total Corporate Bonds		3,065,593

Taxable Municipal Bonds (1.2%)
Illinois (0.9%)
500,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	505,545
Missouri (0.3%)
165,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Continuously Callable @ 100	166,360
Total Taxable Municipal Bonds		671,905

U.S. Government Agency Securities (5.9%)
Fannie Mae
750,000	1.00%, 7/28/21, Callable 4/28/17 @ 100 *(a)	744,442

See notes to financial statements.

CAVANAL HILL FUNDS

Moderate Duration Bond Fund

Schedule of Portfolio Investments, Concluded

February 28, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

U.S. Government Agency Securities, continued:
Freddie Mac
$1,750,000	1.00%, 11/23/21, Callable 5/23/17 @ 100 *(a)	$1,741,143
750,000	1.25%, 6/9/21, Callable 6/9/17 @ 100 *(a)	743,959
		2,485,102
Total U.S. Government Agency Securities		3,229,544

U.S. Treasury Obligations (43.2%)
U.S. Treasury Inflation Indexed Notes
2,479,000	0.38%, 7/15/25	2,546,901
U.S. Treasury Notes
8,810,000	0.63%, 8/31/17	8,805,867
13,147,000	1.63%, 5/15/26	12,342,771
		21,148,638
Total U.S. Treasury Obligations		23,695,539

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (0.4%)
$238,773	Cavanal Hill Government Securities Money Market Fund, Institutional Class, 0.00%(e)	$238,773
Total Investment in Affiliates		238,773

Total Investments (Cost $57,654,148)(f) - 100.4%		55,101,422
Liabilities in excess of other assets — (0.4)%		(233,027)
Net Assets - 100.0%		$54,868,395

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2017.

(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(c)	Issuer has defaulted on the payment of interest.

(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2017, illiquid securities were 0.6% of the Fund’s net assets.

(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2017.

(f)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

GO	General Obligation

MAC	Municipal Assurance Corp.

Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to financial statements.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments

February 28, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (0.9%)
$11,596	Bayview Financial Acquisition Trust, Series 2006-A, 1A5, 5.70%, 2/28/41*(a)	$12,002
293,944	BCC Funding Corp., Series 2014-1A, A, 1.79%, 6/20/20(b)	293,944
25,387	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, 1A5, 6.89%, 12/25/34*(a)	25,588
37,191	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, A1, 5.50%, 1/25/34*(a)	37,820
658,884	Nations Equipment Finance Funding LLC, Series 16-1A, A, 3.61%, 2/20/21*(a)(b)	663,139
88,222	Nations Equipment Finance Funding LLC, Series 2014-1A, A, 1.56%, 7/20/18*(b)	88,153
1,894	RAAC, Series 2004-SP1, AI4, 5.29%, 8/25/27*(a)	1,929
92,415	Structured Asset Securities Corp., Series 2003-AL2, A, 3.36%, 1/25/31(b)	89,909
Total Asset Backed Securities		1,212,484

Mortgage Backed Securities† (39.0%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.3%)
226,439	BCRR Trust, Series 2009-2A, Class 1A1A, 6.50%, 7/17/40(b)	226,333
103,600	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 3.11%, 11/25/36*(a)	84,031
67,175	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36*(a)	65,113
		375,477
Alt-A - Fixed Rate Mortgage Backed Securities (1.3%)
24,110	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35*	23,475
32,428	Bank of America Alternative Loan Trust, Series 2006-4, Class CB1, 6.50%, 5/25/46*	31,863
55,363	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35*	50,771
36,501	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37*	26,089
116,547	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35*	110,107
170,742	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36*	148,142
17,586	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34*	18,106
41,818	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36*	31,938
291,949	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37*	208,428

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$291,252	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36*	$198,784
39,843	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33*	41,422
8,035	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25*	8,027
62,094	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35*	63,884
57,716	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34*	58,657
74,517	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34*	78,071
107,010	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	110,334
31,430	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34*	30,511
39,531	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35*	39,647
7,870	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33*	8,075
22,378	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34*	23,306
34,775	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	29,847
305,139	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35*	272,002
167,687	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36*	129,649
		1,741,135
Commercial Mortgage Backed Securities (2.9%)
752,279	Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, 5.69%, 6/11/50(a)	759,879
160,500	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A1A, 5.71%, 6/11/40(a)	161,216
495,864	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, 6.05%, 12/10/49(a)	502,945
508,952	Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.10%, 12/10/49(a)	515,858
872,357	Merrill Lynch-Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, 9/12/49	883,399
581,363	Morgan Stanley Re-Remic Trust, Series 2010-GG10, Class A4A, 6.01%, 8/15/45(a)(b)	581,038
624,953	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, 5/15/46	628,807
		4,033,142

See notes to financial statements.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities (0.5%)
$87,646	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 2.91%, 2/25/36(a)(b)	$87,221
14,771	JPMorgan Mortgage Trust, Series 2006- A4, Class 3A1, 3.07%, 6/25/36*(a)	12,928
534,750	JPMorgan Mortgage Trust, Series 2005- A6, Class 2A4, 3.27%, 8/25/35*(a)	526,549
44,269	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 2.81%, 4/25/29*(a)	43,461
10,649	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 2.97%, 6/25/36*(a)	8,047
5,533	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 3.26%, 8/20/35*(a)	2,192
		680,398
Prime Fixed Mortgage Backed Securities (1.2%)
3,395	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32* .	3,439
245,934	Chaseflex Trust, Series 2006-2, Class A5, 4.80%, 9/25/36*(a)	234,170
317	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36*	317
39,395	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	39,251
4,901	Countrywide Alternative Loan Trust, Series 2005-J3, Class 2A12, 5.50%, 5/25/35*	4,877
13,000	Countrywide Home Loans, Series 2004- 8, Class 1A3, 5.50%, 7/25/34*	13,236
85,096	Countrywide Home Loans, Series 2005- J1, Class 1A8, 5.50%, 2/25/35*	85,272
14,347	Countrywide Home Loans, Series 2004- 18, Class A1, 6.00%, 10/25/34*	14,859
14,304	Countrywide Home Loans, Series 2004- 21, Class A10, 6.00%, 11/25/34*	14,790
138,996	Countrywide Home Loans, Series 2007- J3, Class A10, 6.00%, 7/25/37*	109,895
154,669	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35*	97,652
7,098	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21*	6,535
277	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	283
3,445	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.50%, 10/25/33*(a)	3,428
55,047	JPMorgan Mortgage Trust, Series 2006- A2, Class 3A2, 3.00%, 4/25/36*(a)	50,425
45,909	JPMorgan Mortgage Trust, Series 2004- S2, Class 4A5, 6.00%, 11/25/34*	46,006
20,824	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(b)	21,211
7,868	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33*	7,887

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$2,623	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33*	$2,655
1,981	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32*	1,992
52,675	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34*	55,323
10,740	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	10,913
239,548	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32*	241,329
39,063	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34*	40,139
42,617	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36*	16,529
426,819	Washington Mutual Mortgage Pass- Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35*	395,614
17,331	Washington Mutual Mortgage Pass- Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34*	18,394
108,875	Washington Mutual Mortgage Pass- Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34*	118,341
8,620	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37*	8,981
		1,663,743
U.S. Government Agency Mortgage Backed Securities (32.8%)
457,468	Fannie Mae, Series 2010-102, Class PE, 2.00%, 9/25/40	454,279
546,259	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	540,005
567,277	Fannie Mae, Series 2012-111, Class EC, 2.00%, 12/25/41	545,721
1,346,328	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	1,319,866
1,411,035	Fannie Mae, Series 2012-83, Class AH, 2.00%, 11/25/41	1,404,747
680,749	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	670,316
675,367	Fannie Mae, Series 2012-30, Class CB, 2.25%, 10/25/41	669,912
320,467	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	313,530
1,378,158	Fannie Mae, Series 2012-9, Class YA, 2.25%, 11/25/40(a)	1,376,178
294,221	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	291,506
410,927	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	412,409
638,037	Fannie Mae, Series 2012-104, Class QC, 2.50%, 5/25/42	634,046
167,454	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	169,514
314,325	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	315,779

See notes to financial statements.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$822,736	Fannie Mae, Series 2015-22, Class EC, 2.50%, 4/25/45	$820,791
1,691,440	Fannie Mae, Series 2015-31, Class EC, 2.50%, 5/25/45	1,682,571
1,674,797	Fannie Mae, Series 2015-71, Class PD, 2.50%, 3/25/43	1,695,634
1,881,480	Fannie Mae, Series 2015-77, Class PA, 2.50%, 9/25/45	1,895,885
1,984,382	Fannie Mae, Series 2016-11, Class GA, 2.50%, 3/25/46(a)	1,974,619
24,598	Fannie Mae, 2.87%, 12/1/27, Pool #422279(a)	25,341
1,146,426	Fannie Mae, Series 2016-10, Class BA, 3.00%, 3/25/46(a)	1,166,544
308,430	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	314,535
92,641	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	94,266
795,786	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	814,242
1,060,929	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	1,080,833
2,064,093	Fannie Mae, Series 2015-86, Class BA, 3.00%, 11/25/45	2,083,806
88,011	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	91,425
455	Fannie Mae, 4.50%, 5/1/19, Pool #761398	466
52	Fannie Mae, 5.00%, 3/1/18, Pool #688031	53
751	Fannie Mae, 5.00%, 8/1/33, Pool #730856	824
342	Fannie Mae, 5.00%, 7/1/35, Pool #832198	376
524	Fannie Mae, 5.50%, 2/1/33, Pool #683351	588
264	Fannie Mae, 5.50%, 9/1/34, Pool #725773	296
5,466	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	6,191
4,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	4,341
4,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	4,375
14,909	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	16,421
8,954	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	9,718
69,074	Fannie Mae Whole Loan, Series 2003- W6, Class 6A, 3.43%, 8/25/42*(a)	72,919
32,120	Fannie Mae Whole Loan, Series 2002- W11, Class AF5, 5.48%, 11/25/32*(a)	34,096
1,294,484	Fannie Mae, Series 2014-33, PE, 3.00%, 4/25/43	1,314,721
1,452,409	Freddie Mac, Series 4031, PA, 2.00%, 3/1/42	1,410,117
248,806	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	245,567

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$741,980	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	$737,188
381,379	Freddie Mac, Series 3997, Class AE, 2.00%, 4/15/40	380,022
134,934	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	132,734
1,713,749	Freddie Mac, Series 4137, Class GA, 2.00%, 2/15/42	1,686,325
406,499	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	402,378
1,331,959	Freddie Mac, Series 4486, Class A, 2.00%, 12/15/38	1,317,559
1,505,190	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	1,511,598
401,172	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41	403,867
1,533,543	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	1,508,623
1,092,331	Freddie Mac, Series 4173, Class KA, 2.50%, 7/15/42	1,089,965
941,852	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	937,513
997,441	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	1,006,394
823,317	Freddie Mac, Series 4511, Class PI, 2.50%, 9/15/45	828,013
1,637,079	Freddie Mac, Series 4564, Class DA, 2.50%, 3/15/46	1,630,941
17,566	Freddie Mac, 2.63%, 4/1/24, Pool #409624(a)	17,698
7,271	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	7,299
25,264	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	25,548
412,824	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	417,969
422,113	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	430,337
499,610	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	509,967
828,846	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	843,164
370,120	Freddie Mac, Series 3721, Class PE, 3.50%, 9/15/40	383,370
123,765	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	127,508
176,326	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	180,744
856,454	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	891,875
685,003	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	711,815
3,664	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	3,927
249	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	282
3,534	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	3,952

See notes to financial statements.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$2,169	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	$2,561
23,087	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	26,077
629	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	653
319	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21*	328
5,994	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22*	6,633
356,306	Government National Mortgage Assoc., Series 2011-46, GJ, 3.25%, 1/16/41(a)	362,189
149,379	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	135,712
740,404	Government National Mortgage Assoc., Series 2009-94, Class KB, 3.00%, 9/16/39	759,695
72,226	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	75,900
5,235	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	5,584
12,755	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	14,083
6,326	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	6,864
129	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	131
3,537	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	3,708
		45,508,062
Total Mortgage Backed Securities		54,001,957

Corporate Bonds (3.1%)
Banks (0.6%)
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	743,570
Capital Markets (0.0%)
700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (c)	70
Diversified Telecommunication Services (0.2%)
107,000	Qwest Corp., 6.88%, 9/15/33, Callable 4/3/17 @ 101 *	107,722
118,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 4/3/17 @ 101 *	118,842
		226,564
Health Care Providers & Services (0.9%)
1,350,000	Montefiore Medical Center, 2.15%, 10/20/26, Callable 4/20/26 @ 100 *	1,298,370
IT Services (0.4%)
600,000	International Business Machine Corp., 1.63%, 5/15/20	594,670
Oil, Gas & Consumable Fuels (0.4%)
600,000	BP Capital Markets PLC, 2.75%, 5/10/23	591,619

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Real Estate Management & Development (0.4%)
$560,942	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (b)	$570,823
Thrifts & Mortgage Finance (0.2%)
500,000	Preferred Term Securities XI, Class B-1, 2.59%, 9/24/33, Callable 4/3/17 @ 100 *(a)(d)	325,000
Total Corporate Bonds		4,350,686

Taxable Municipal Bonds (0.1%)
Missouri (0.1%)
135,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Continuously Callable @ 100	136,112
Total Taxable Municipal Bonds		136,112

U.S. Government Agency Securities (9.8%)
Fannie Mae
2,000,000	1.00%, 4/28/26, Callable 4/28/17 @ 100 *(a)	1,996,970
1,650,000	1.00%, 7/28/21, Callable 4/28/17 @ 100 *(a)	1,637,772
1,500,000	1.50%, 2/26/21, Callable 5/26/17 @ 100 *(a)	1,495,797
		5,130,539
Freddie Mac
1,750,000	Series 0005, 1.00%, 9/30/21, Callable 3/30/17 @ 100 *(a)	1,739,182
1,000,000	1.00%, 3/16/20, Callable 6/16/17 @ 100, MTN *(a)	999,951
1,650,000	1.25%, 5/25/21, Callable 5/25/17 @ 100 *(a)(e)	1,641,171
1,000,000	1.25%, 6/9/21, Callable 6/9/17 @ 100 *(a)	991,945
1,670,000	1.50%, 8/25/21, Callable 5/25/17 @ 100 *(a)	1,654,447
1,365,000	1.50%, 2/28/22, Callable 8/28/17 @ 100, MTN *(a)	1,363,853
		8,390,549
Total U.S. Government Agency Securities		13,521,088

U.S. Treasury Obligations (42.2%)
U.S. Treasury Bonds
21,559,000	2.25%, 8/15/46	18,437,991
U.S. Treasury Inflation Indexed Notes
6,222,000	0.38%, 7/15/25	6,392,423
U.S. Treasury Notes
9,375,000	0.63%, 8/31/17	9,370,603
6,518,000	0.75%, 9/30/18	6,481,590
6,462,000	1.38%, 9/30/23	6,155,307
12,417,000	1.63%, 5/15/26	11,657,427
		33,664,927
Total U.S. Treasury Obligations		58,495,341

See notes to financial statements.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Concluded

February 28, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (5.4%)
$7,478,451	Cavanal Hill Government Securities Money Market Fund, Institutional Class, 0.00%(f)	$7,478,451
Total Investment in Affiliates		7,478,451

Total Investments (Cost $143,569,323)(g) - 100.5%		139,196,119
Liabilities in excess of other assets — (0.5)%		(652,193)
Net Assets - 100.0%		$138,543,926

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2017.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Issuer has defaulted on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2017, illiquid securities were 0.2% of the Fund’s net assets.
(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2017.
(f)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2017.
(g)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

MTN	Medium Term Note
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to financial statements.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments

February 28, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (50.7%)
Aerospace & Defense (1.4%)
191	General Dynamics Corp.	$36,254
992	L3 Technologies, Inc.	166,973
419	Lockheed Martin Corp.	111,697
391	Northrop Grumman Corp.	96,612
1,628	Raytheon Co.	250,957
52	Rockwell Collins, Inc.	4,971
1,892	Spirit AeroSystems Holdings, Inc., Class A	116,566
37	TransDigm Group, Inc.	9,405
662	United Technologies Corp.	74,508
		867,943
Air Freight & Logistics (0.2%)
341	C.H. Robinson Worldwide, Inc.	27,406
375	Expeditors International of Washington, Inc.	21,143
249	FedEx Corp.	48,052
498	United Parcel Service, Inc., Class B	52,668
		149,269
Airlines (0.6%)
2,448	Alaska Air Group, Inc.	239,463
547	Delta Air Lines, Inc.	27,312
1,818	JetBlue Airways Corp.(a)	36,287
732	Southwest Airlines Co.	42,310
256	United Continental Holdings, Inc.(a)	18,967
		364,339
Auto Components (0.6%)
3,056	Gentex Corp.	64,268
831	Lear Corp.	117,994
4,973	The Goodyear Tire & Rubber Co.	174,303
		356,565
Automobiles (0.3%)
2,277	General Motors Co.	83,884
691	Thor Industries, Inc.	76,577
		160,461
Banks (2.6%)
824	Associated Banc Corp.	21,218
1,077	Bank of America Corp.	26,580
2,778	BB&T Corp.	133,955
519	Citigroup, Inc.	31,041
277	Comerica, Inc	19,745
149	Commerce Bancshares, Inc.	8,794
575	Cullen/Frost Bankers, Inc.	53,170
1,049	East West Bancorp, Inc.	56,772
785	First Horizon National Corp.	15,653
10,064	FNB Corp.	156,696
1,183	HSBC Holdings PLC ADR	47,675
3,329	JPMorgan Chase & Co.	301,674
1,055	KeyCorp	19,802
35	M&T Bank Corp.	5,844
216	PacWest Bancorp	11,902
3,657	People’s United Financial, Inc.	70,214
1,322	Popular, Inc.	58,247
247	SVB Financial Group(a)	47,150
485	TCF Financial Corp.	8,439
786	The PNC Financial Services Group, Inc.	100,003
2,349	U.S. Bancorp	129,195
4,075	Umpqua Holdings Corp	76,651
2,691	Wells Fargo & Co.	155,755
		1,556,175

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Beverages (0.6%)
118	Constellation Brands, Inc., Class A	$18,740
134	Dr Pepper Snapple Group, Inc.	12,521
600	Monster Beverage Corp.(a)	24,864
1,451	PepsiCo, Inc.	160,161
3,941	The Coca-Cola Co.	165,364
		381,650
Biotechnology (0.9%)
387	Agios Pharmaceuticals, Inc.(a)	18,746
991	Amgen, Inc.	174,941
316	Biogen, Inc.(a)	91,198
356	BioMarin Pharmaceutical, Inc.(a)	33,439
157	Bioverativ, Inc.(a)	8,177
660	Gilead Sciences, Inc.	46,517
24	Regeneron Pharmaceuticals, Inc.(a)	8,964
1,184	United Therapeutics Corp.(a)	174,900
		556,882
Building Products (0.2%)
289	A.O. Smith Corp	14,554
639	Allegion PLC	46,385
470	Lennox International, Inc.	77,371
		138,310
Capital Markets (1.9%)
1,262	Ameriprise Financial, Inc.	165,953
101	BlackRock, Inc.	39,133
190	CBOE Holdings, Inc.	14,830
1,556	CME Group, Inc.	188,992
2,437	E*Trade Financial Corp.(a)	84,101
691	Eaton Vance Corp.	32,221
160	FactSet Research Systems, Inc.	28,464
861	Federated Investors, Inc., Class B	23,393
1,324	Golub Capital BDC, Inc.	25,341
220	Interactive Brokers Group, Inc., Class A	8,076
736	Invesco, Ltd.	23,692
391	Lazard, Ltd., Class A	16,836
436	LPL Financial Holdings, Inc.	17,239
415	Moody’s Corp	46,219
2,236	Morgan Stanley	102,118
1,416	Nasdaq, Inc.	100,692
100	Northern Trust Corp.	8,735
580	Raymond James Financial, Inc.	45,565
982	SEI Investments Co.	49,444
201	T. Rowe Price Group, Inc.	14,313
347	The Goldman Sachs Group, Inc.	86,077
1,087	Thomson Reuters Corp.	45,980
		1,167,414
Chemicals (1.5%)
1,071	Axalta Coating Systems, Ltd.(a)	31,177
2,323	CF Industries Holdings, Inc.	72,989
247	Ecolab, Inc.	30,621
340	International Flavors & Fragrances, Inc.	42,738
1,387	LyondellBasell Industries NV, Class A	126,550
87	Praxair, Inc.	10,328
2,079	Syngenta AG ADR	179,521
3,227	The Dow Chemical Co.	200,912
1,578	The Mosaic Co.	49,218
807	The Scotts Miracle-Gro Co.	73,138
65	The Sherwin-Williams Co.	20,055
641	Westlake Chemical Corp.	40,659
		877,906

See notes to financial statements.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

February 28, 2017
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Commercial Services & Supplies (0.5%)
560	Cintas Corp.	$66,086
221	Copart, Inc.(a)	13,070
6,683	Covanta Holding Corp.	108,264
2,068	Pitney Bowes, Inc.	28,208
164	Republic SVCS, Inc.	10,160
682	Waste Management, Inc.	50,004
		275,792
Communications Equipment (0.9%)
12,827	Cisco Systems, Inc.	438,427
360	Commscope Holding Co., Inc.(a)	13,698
690	Harris Corp.	75,831
255	Motorola Solutions, Inc.	20,137
		548,093
Construction & Engineering (0.2%)
1,387	AECOM Technology Corp.(a)	50,418
834	Fluor Corp.	46,195
		96,613
Construction Materials (0.0%)
98	Vulcan Materials Co.	11,820
Consumer Finance (0.1%)
4,677	Navient Corp.	72,073
1,063	Santander Consumer USA Holdings, Inc. (a)	15,711
		87,784
Containers & Packaging (0.5%)
717	AptarGroup, Inc.	53,424
753	Ball Corp.	55,368
880	Bemis Co., Inc.	43,622
339	Berry Plastics Group, Inc.(a)	17,062
1,216	Packaging Corp. of America	112,394
		281,870
Distributors (0.0%)
102	Genuine Parts Co.	9,763
283	LKQ Corp.(a)	8,937
		18,700
Diversified Consumer Services (0.0%)
236	ServiceMaster Global Holdings, Inc.(a)	9,400
Diversified Financial Services (0.6%)
1,593	Berkshire Hathaway, Inc., Class B(a)	273,072
351	Leucadia National Corp.	9,344
1,606	Voya Financial, Inc.	66,215
		348,631
Diversified Telecommunication Services (1.1%)
7,369	AT&T, Inc.	307,950
5,019	CenturyLink, Inc.	121,761
4,722	Verizon Communications, Inc.	234,353
		664,064
Electric Utilities (1.0%)
833	Alliant Energy Corp.	32,887
341	American Electric Power Co., Inc.	22,837
241	Duke Energy Corp.	19,895
1,843	Edison International	146,962
331	Entergy Corp.	25,374
215	Eversource Energy	12,612
289	Exelon Corp.	10,609
707	Great Plains Energy, Inc.	20,545
2,791	Hawaiian Electric Industries, Inc.	92,884
316	NextEra Energy, Inc.	41,396
265	Pinnacle West Capital Corp	21,780
2,776	PPL Corp.	102,379

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Electric Utilities, continued:
655	The Southern Co.	$33,287
835	Xcel Energy, Inc.	36,498
		619,945
Electrical Equipment (0.4%)
3,944	Emerson Electric Co	237,035
238	Regal-Beloit Corp.	17,719
		254,754
Electronic Equipment, Instruments & Components (0.7%)
234	Amphenol Corp., Class A	16,195
1,759	Avnet, Inc.	81,055
930	CDW Corp.	54,777
9,988	Corning, Inc.	275,768
331	Jabil Circuit, Inc.	8,444
		436,239
Energy Equipment & Services (0.6%)
524	Dril-Quip, Inc.(a)	32,147
489	Halliburton Co.	26,142
1,179	Helmerich & Payne, Inc.	80,608
396	National Oilwell Varco, Inc.	16,006
674	Oceaneering International, Inc.	19,088
4,161	Patterson-UTI Energy, Inc.	114,927
1,167	Rowan Cos. PLC(a)	21,146
1,354	RPC, Inc.	27,080
		337,144
Equity Real Estate Investment Trusts (1.8%)
1,818	American Homes 4 Rent, Class A	43,214
212	American Tower Corp.	24,335
817	Apartment Investment & Management Co., Class A	38,015
103	AvalonBay Communities, Inc.	18,929
173	Boston Properties, Inc.	24,052
2,743	Chesapeake Lodging Trust	66,271
623	Columbia Property Trust, Inc.	14,385
1,920	Crown Castle International Corp.	179,578
603	Douglas Emmett, Inc.	24,325
2,129	Duke Realty Corp.	54,588
274	Equity Commonwealth(a)	8,565
1,245	Equity Residential	78,522
48	Essex Property Trust, Inc.	11,266
709	Gaming and Leisure Properties, Inc.	22,688
5,756	GGP, Inc.	143,094
459	Host Hotels & Resorts, Inc.	8,257
268	Kimco Realty Corp.	6,499
202	Lamar Advertising Co.	15,247
85	Mid-America Apartment Communities, Inc.	8,732
562	Prologis, Inc.	28,690
149	Public Storage	33,892
164	Realty Income Corp.	10,050
498	Regency Centers Corp.	35,034
1,021	Retail Properties of America	15,734
209	Simon Property Group, Inc.	38,540
189	SL Green Realty Corp.	21,297
225	Ventas, Inc.	14,636
7,061	Vereit, Inc	64,043
207	Vornado Realty Trust	22,743
232	Weingarten Realty Investors	8,229
244	Welltower, Inc.	17,173
		1,100,623

See notes to financial statements.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

February 28, 2017
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Food & Staples Retailing (1.2%)
538	Costco Wholesale Corp.	$95,323
831	CVS Health Corp.	66,962
1,993	Sysco Corp.	105,071
6,083	The Kroger Co.	193,439
2,291	US Foods Holding Corp.(a)	63,117
166	Walgreens Boots Alliance, Inc.	14,339
2,416	Wal-Mart Stores, Inc.	171,367
		709,618
Food Products (1.5%)
1,142	Bunge, Ltd.	93,473
709	Campbell Soup Co.	42,079
717	ConAgra Foods, Inc.	29,548
382	General Mills, Inc.	23,061
2,032	Hormel Foods Corp.	71,628
1,081	Ingredion, Inc.	130,682
351	Kellogg Co.	25,999
39	McCormick & Co.	3,838
131	Mead Johnson Nutrition Co.	11,500
873	Mondelez International, Inc., Class A	38,342
1,519	Pinnacle Foods, Inc.	86,780
73	The JM Smucker Co.	10,346
417	The Kraft Heinz Co.	38,160
4,502	Tyson Foods, Inc., Class A	281,646
		887,082
Gas Utilities (0.1%)
443	Atmos Energy Corp.	34,682
1,037	UGI Corp.	50,015
		84,697
Health Care Equipment & Supplies (1.2%)
3,073	Abbott Laboratories	138,532
1,394	Baxter International, Inc.	70,982
159	Becton, Dickinson & Co.	29,105
52	C.R. Bard, Inc.	12,752
969	Danaher Corp.	82,898
74	Dentsply Sirona, Inc.	4,700
310	Edwards Lifesciences Corp.(a)	29,152
602	Hill-Rom Holdings, Inc.	40,003
1,655	Hologic, Inc.(a)	67,160
28	Intuitive Surgical, Inc.(a)	20,636
1,964	Medtronic PLC	158,908
238	Stryker Corp.	30,597
287	Teleflex, Inc.	54,869
66	Zimmer Biomet Holdings, Inc.	7,727
		748,021
Health Care Providers & Services (1.7%)
72	Aetna, Inc	9,271
1,653	AmerisourceBergen Corp.	151,265
904	Anthem, Inc.	148,997
1,074	Brookdale Senior Living, Inc.(a)	15,466
163	Cardinal Health, Inc.	13,263
413	Centene Corp.(a)	29,117
364	Cigna Corp.	54,200
252	Express Scripts Holding Co.(a)	17,804
241	HCA Holdings, Inc.(a)	21,025
188	Henry Schein, Inc.(a)	32,253
75	Laboratory Corp. of America
	Holdings(a)	10,670
741	LifePoint Health, Inc.(a)	47,461
348	Patterson Cos., Inc.	15,817
255	Quest Diagnostics, Inc.	24,847

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Health Care Providers & Services, continued:
2,081	UnitedHealth Group, Inc.	$344,155
37	Universal Health Services, Inc., Class B	4,647
564	Well Care Health Plans, Inc.(a)	79,637
		1,019,895
Health Care Technology (0.1%)
1,922	Allscripts Healthcare Solutions, Inc.(a)	23,410
214	Cerner Corp.(a)	11,779
		35,189
Hotels, Restaurants & Leisure (1.1%)
2,045	Brinker International, Inc.	86,381
1,526	Darden Restaurants, Inc.	113,962
150	Hyatt Hotels Corp., Class A(a)	7,701
1,278	Marriott International, Inc., Class A	111,173
939	McDonald’s Corp.	119,864
496	Norwegian Cruise Line Holdings, Ltd.(a)	25,147
1,981	Starbucks Corp.	112,659
696	Wyndham Worldwide Corp.	57,935
173	Yum! Brands, Inc.	11,300
		646,122
Household Durables (0.6%)
122	D.R. Horton, Inc.	3,904
1,024	Garmin, Ltd.	52,849
1,866	Leggett & Platt, Inc.	91,770
195	Lennar Corp., Class A	9,514
28	Mohawk Industries, Inc.(a)	6,338
669	Newell Brands, Inc.	32,801
61	NVR, Inc.(a)	118,034
783	Tupperware Brands Corp.	47,285
		362,495
Household Products (1.2%)
1,020	Church & Dwight Co., Inc.	50,837
2,558	Colgate-Palmolive Co.	186,683
340	Spectrum Brands Holdings, Inc.	46,145
1,329	The Clorox Co.	181,820
2,842	The Procter & Gamble Co.	258,821
		724,306
Independent Power & Renewable Electricity Producers (0.1%)
2,995	AES Corp.	34,503
723	Calpine Corp.(a)	8,466
		42,969
Industrial Conglomerates (0.7%)
790	3M Co.	147,216
224	Carlisle Cos., Inc.	23,139
3,992	General Electric Co.	119,002
791	Honeywell International, Inc.	98,480
79	Roper Technologies, Inc.	16,527
		404,364
Insurance (1.3%)
9,993	Aegon NV NYS	53,363
881	American International Group, Inc.	56,314
1,030	Assured Guaranty, Ltd.	42,344
63	Chubb, Ltd.	8,705
412	Cincinnati Financial Corp.	30,060
73	Everest Re Group, Ltd.	17,165
677	First American Financial	26,450
1,011	FNF Group	38,752
244	Lincoln National Corp.	17,119
807	Marsh & McLennan Cos., Inc.	59,298
313	Principal Financial Group, Inc.	19,575
761	Prudential Financial, Inc.	84,121

See notes to financial statements.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

February 28, 2017
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Insurance, continued:
775	The Allstate Corp.	$63,674
305	The Hanover Insurance Group, Inc.	27,456
2,264	The Hartford Financial Services Group, Inc.	110,687
3,341	The Progressive Corp.	130,899
164	Validus Holdings, Ltd.	9,456
125	W.R. Berkley Corp.	8,878
211	XL Group, Ltd.	8,543
		812,859
Internet & Direct Marketing Retail (0.3%)
187	Amazon.com, Inc.(a)	158,023
248	Expedia, Inc.	29,522
173	Netflix, Inc.(a)	24,588
		212,133
Internet Software & Services (1.9%)
367	Alphabet, Inc., Class A(a)	310,089
397	Alphabet, Inc., Class C(a)	326,814
2,908	Facebook, Inc., Class A(a)	394,151
1,156	VeriSign, Inc.(a)	95,335
		1,126,389
IT Services (1.8%)
490	Accenture PLC, Class A	60,025
571	Amdocs, Ltd.	34,631
440	Automatic Data Processing, Inc.	45,153
1,170	Broadridge Financial Solutions, Inc.	81,116
489	Cognizant Technology Solutions Corp., Class A(a)	28,983
1,324	Conduent, Inc.(a)	21,303
294	CoreLogic, Inc.(a)	11,522
495	DST Systems, Inc.	59,202
326	Euronet Worldwide, Inc.(a)	26,986
2,086	First Data Corp., Class A(a)	33,585
1,420	Fiserv, Inc.(a)	163,868
378	Genpact, Ltd.(a)	9,163
260	International Business Machine Corp.	46,753
111	Jack Henry & Associates, Inc	10,408
166	Leidos Holdings, Inc.	8,848
785	MasterCard, Inc., Class A	86,711
833	Paychex, Inc.	51,163
569	Sabre Corp.	12,467
4,185	The Western Union Co.	82,193
1,091	Total System Services, Inc.	59,438
1,961	Visa, Inc., Class A	172,450
		1,105,968
Leisure Products (0.0%)
642	Vista Outdoor, Inc.(a)	12,988
Life Sciences Tools & Services (0.6%)
256	Agilent Technologies, Inc.	13,133
620	Charles River Laboratories International, Inc.(a)	53,921
106	Illumina, Inc.(a)	17,744
89	Mettler-Toledo International, Inc.(a)	42,384
1,404	QIAGEN NV(a)	39,958
471	Thermo Fisher Scientific, Inc.	74,267
733	Waters Corp.(a)	113,608
		355,015
Machinery (0.7%)
1,015	AGCO Corp.	61,834
957	Caterpillar, Inc.	92,504
701	Colfax Corp.(a)	26,673

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Machinery, continued:
314	Crane Co.	$22,699
821	Flowserve Corp.	38,135
398	Fortive Corp.	22,945
416	Illinois Tool Works, Inc.	54,916
482	Ingersoll-Rand PLC	38,252
334	Pentair PLC	19,392
131	Snap-on, Inc.	22,227
404	The Timken Co	17,857
271	The Toro Co.	16,317
385	Trinity Industries, Inc.	10,333
		444,084
Media (1.0%)
533	CBS Corp., Class B	35,135
6,720	Comcast Corp., Class A	251,462
3,977	Regal Entertainment Group, Class A	85,824
1,317	Sirius XM Holdings, Inc.	6,704
1,100	The Interpublic Group of Cos., Inc.	26,510
747	The Walt Disney Co	82,237
541	Time Warner, Inc.	53,132
1,514	Twenty-First Century Fox, Inc., Class A	45,299
		586,303
Metals & Mining (0.5%)
1,230	Reliance Steel & Aluminum Co.	104,120
1,127	Rio Tinto PLC ADR	46,793
3,675	Steel Dynamics, Inc.	134,505
		285,418
Mortgage Real Estate Investment Trusts (0.1%)
1,847	AGNC Investment Corp.	36,257
1,321	Annaly Capital Management, Inc.	14,663
1,248	Starwood Property Trust, Inc.	28,529
		79,449
Multiline Retail (0.1%)
208	Dollar General Corp.	15,188
275	Nordstrom, Inc.	12,832
557	Target Corp.	32,735
		60,755
Multi-Utilities (0.5%)
1,394	CenterPoint Energy, Inc.	38,084
198	CMS Energy Corp.	8,815
207	Consolidated Edison, Inc.	15,947
1,311	Dominion Resources, Inc.	101,786
254	Public Service Enterprise Group, Inc.	11,679
261	SCANA Corp.	18,100
182	Sempra Energy	20,073
1,699	WEC Energy Group, Inc.	102,399
		316,883
Oil, Gas & Consumable Fuels (2.6%)
323	Anadarko Petroleum Corp.	20,882
1,678	Chevron Corp.	188,775
143	Concho Resources, Inc.(a)	18,940
462	Continental Resources, Inc.(a)	20,882
1,006	Enbridge, Inc.	42,101
5,154	EnLink Midstream LLC	98,957
499	EOG Resources, Inc.	48,398
6,754	Exxon Mobil Corp.	549,234
1,322	HollyFrontier Corp.	38,708
3,834	Marathon Oil Corp.	61,344
721	Marathon Petroleum Corp.	35,762
2,033	Murphy Oil Corp.	57,514
1,276	Occidental Petroleum Corp.	83,642

See notes to financial statements.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

February 28, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
105	Phillips 66	$8,210
138	Pioneer Natural Resources Co.	25,664
3,240	QEP Resources, Inc.(a)	44,582
735	SM Energy Co.	18,118
4,124	The Williams Cos., Inc.	116,874
498	Valero Energy Corp.	33,839
338	World Fuel Services Corp.	12,225
1,533	WPX Energy, Inc.(a)	19,776
		1,544,427
Paper & Forest Products (0.0%)
689	Domtar Corp.	26,244
Personal Products (0.0%)
165	The Estee Lauder Cos., Inc., Class A	13,670
Pharmaceuticals (2.0%)
669	Akorn, Inc.(a)	13,922
1,679	Bristol-Myers Squibb Co.	95,216
1,298	Eli Lilly & Co.	107,487
3,986	Johnson & Johnson	487,130
1,720	Merck & Co., Inc.	113,296
9,104	Pfizer, Inc.	310,628
874	Zoetis, Inc.	46,593
		1,174,272
Professional Services (0.2%)
86	Equifax, Inc.	11,275
188	ManpowerGroup, Inc.	18,244
1,184	Robert Half International, Inc.	57,116
113	Verisk Analytics, Inc., Class A(a)	9,370
		96,005
Real Estate Management & Development (0.3%)
681	CBRE Group, Inc., Class A(a)	24,257
687	Jones Lang LaSalle, Inc.	78,799
2,760	Realogy Holdings Corp.	76,452
		179,508
Road & Rail (0.4%)
1,382	Avis Budget Group, Inc.(a)	47,790
479	Old Dominion Freight Line, Inc.(a)	43,953
110	Ryder System, Inc.	8,377
1,026	Union Pacific Corp.	110,746
		210,866
Semiconductors & Semiconductor Equipment (2.3%)
244	Analog Devices, Inc.	19,991
7,233	Intel Corp.	261,835
3,735	Lam Research Corp.	442,747
1,910	Microchip Technology, Inc.	138,513
330	NVIDIA Corp.	33,488
426	NXP Semiconductors NV(a)	43,797
1,514	ON Semiconductor Corp.(a)	22,907
1,457	QUALCOMM, Inc.	82,291
870	Skyworks Solutions, Inc.	82,485
1,695	Texas Instruments, Inc.	129,871
2,237	Xilinx, Inc.	131,580
		1,389,505
Software (1.2%)
475	Activision Blizzard, Inc.	21,437
372	Adobe Systems, Inc.(a)	44,022
1,780	CA, Inc.	57,441
1,019	Cadence Design Systems, Inc.(a)	31,487
265	Cdk Global, Inc.	17,604
140	Dell Technologies, Inc., Class V(a)	8,889

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Software, continued:
5,270	Microsoft Corp.	$337,174
2,936	Oracle Corp.	125,044
418	Salesforce.com, Inc.(a)	34,004
1,100	Symantec Corp.	31,427
129	Synopsys, Inc.(a)	9,216
		717,745
Specialty Retail (1.8%)
20	Advance Auto Parts, Inc.	3,132
63	AutoZone, Inc.(a)	46,403
1,610	Best Buy Co., Inc.	71,049
150	Burlington Stores, Inc.(a)	13,352
2,816	Foot Locker, Inc.	213,086
1,036	L Brands, Inc.	54,514
1,146	Lowe’s Cos., Inc.	85,228
400	Murphy USA, Inc.(a)	25,480
487	O’Reilly Automotive, Inc.(a)	132,323
1,287	Ross Stores, Inc.	88,262
1,038	The Home Depot, Inc.	150,417
504	The TJX Cos., Inc.	39,539
313	Ulta Salon, Cosmetics & Fragrance, Inc.
	(a)	85,584
1,154	Williams-Sonoma, Inc.	56,073
		1,064,442
Technology Hardware, Storage & Peripherals (1.0%)
3,614	Apple, Inc.	495,082
5,916	HP, Inc.	102,761
434	Western Digital Corp.	33,366
		631,209
Textiles, Apparel & Luxury Goods (0.4%)
1,538	Coach, Inc	58,582
431	Hanesbrands, Inc.	8,624
441	Michael Kors Holdings, Ltd.(a)	16,097
989	NIKE, Inc., Class B	56,531
765	Ralph Lauren Corp.	60,688
1,086	VF Corp.	56,961
		257,483
Thrifts & Mortgage Finance (0.1%)
564	New York Community Bancorp, Inc.	8,618
4,581	Oritani Financial Corp.	78,793
		87,411
Tobacco (0.5%)
3,054	Altria Group, Inc.	228,805
825	Philip Morris International, Inc.	90,214
		319,019
Trading Companies & Distributors (0.3%)
399	Fastenal Co	19,962
3,402	H&E Equipment Services, Inc.	89,269
223	HD Supply Holdings, Inc.(a)	9,589
446	MSC Industrial Direct Co., Inc., Class A	44,863
44	W.W. Grainger, Inc.	10,910
93	Watsco, Inc.	13,789
		188,382
Water Utilities (0.0%)
259	American Water Works Co., Inc.	20,202
Wireless Telecommunication Services (0.1%)
630	T-Mobile US, Inc.(a)	39,394
Total Common Stocks		30,691,172

See notes to financial statements.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

February 28, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (1.3%)
$220,846	Aegis Asset Backed Securities Trust, Series 2004-4, A1, 1.50%, 10/25/34*(b)	$218,509
2,910	Bayview Financial Acquisition Trust, Series 2006-A, 10A1, 5.70%, 2/28/41*(b)	3,012
33,083	Nations Equipment Finance Funding LLC, Series 2014-1A, 10A1, 1.56%, 7/20/18*(c)	33,057
15,539	Residential Funding Mortgage Securities, Series 2004-HI1, A5, 5.68%, 4/25/29*(b)	16,304
82,369	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, A5, 5.58%, 5/25/35*(b)	82,965
216,913	Saxon Asset Securities Trust, Series 2003-3, A5, 4.90%, 12/25/33*(b)	217,223
210,000	SLM Student Loan Trust, Series 12-7, B, 2.58%, 9/25/43*(b)	198,903
Total Asset Backed Securities		769,973

Mortgage Backed Securities† (13.9%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.4%)
270,344	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 2.79%, 4/25/37*(b)	231,297
10,504	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class 10A1, 5.32%, 10/25/33*(b)	10,518
		241,815
Alt-A - Fixed Rate Mortgage Backed Securities (1.8%)
86,243	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35*	80,397
115,275	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34*	120,904
98,014	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37*	87,196
36,476	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35*	28,356
85,371	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36*	74,071
16,903	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37*	13,835
33,540	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34*	34,712
3,375	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34*	3,329
114,920	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.47%, 6/25/36*(b)	94,892
10,703	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	11,036

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$88,427	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34*	$89,219
102,134	Master Alternative Loans Trust, Series 2004-3, Class 10A1, 6.50%, 3/25/34*	107,885
75,883	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35*(b)	77,307
26,235	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35*(b)	20,842
173,979	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36*(b)	75,526
7,084	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19*	7,067
17,388	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	14,924
81,370	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35*	72,534
47,911	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36*	37,043
63,959	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class CB14, 5.50%, 7/25/35*	59,098
		1,110,173
Commercial Mortgage Backed Securities (0.1%)
80,188	Morgan Stanley Re-Remic Trust, Series 2010-GG10, Class 10A1, 6.01%, 8/15/45(b)(c)	80,143
Prime Adjustable Rate Mortgage Backed Securities (0.1%)
20,630	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 3.32%, 9/25/34*(b)	17,759
14,187	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 4.13%, 7/25/37*(b)	12,766
17,948	Credit Suisse Mortgage Capital Certificates, Series 2009-8R, Class 5A1, 5.82%, 5/26/37(b)(c)	17,936
12,560	JPMorgan Re-REMIC, Series 2009-7, Class 10A1, 6.00%, 2/27/37(b)(c)	12,566
		61,027
Prime Fixed Mortgage Backed Securities (1.4%)
264,580	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35*(b)	207,118
41,515	Bank of America Funding Corp., Series 2006-4, Class A14, 6.00%, 7/25/36*	36,808
5,037	Bank of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19*	5,095
30,344	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.97%, 5/25/35*(b)	28,321
159,738	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34*	170,007

See notes to financial statements.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

February 28, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$64,413	Countrywide Home Loans, Series 2005-22, Class 2A1, 3.15%, 11/25/35*(b)	$54,833
6,138	Countrywide Home Loans, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19*	6,153
51,058	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35*	51,163
23,451	Countrywide Home Loans, Series 2005-J8, Class 1A6, 5.50%, 7/25/35*	3,743
49,641	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	39,248
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35*	38,575
31,856	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36*	18,587
1,221	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27*	1,105
27,595	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36*	24,600
1,798	Master Asset Securitization Trust, Series 2003-3, Class 10A1, 5.50%, 4/25/18*	1,784
6,455	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33*	6,545
62,436	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class 10A1, 5.55%, 9/25/33*(b)	38,912
23,242	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31*	24,298
95,644	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35*	92,146
469	Washington Mutual, Series 2003-S4, Class 10A1, 4.00%, 2/25/32*	467
17,245	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36*	16,469
		865,977
U.S. Government Agency Mortgage Backed Securities (10.1%)
132,054	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	124,175
164,745	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	162,859
138,671	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	136,546
307,777	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	300,934
160,233	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	156,765
196,040	Fannie Mae, Series 2012-9, Class 10A1, 2.25%, 11/25/40(b)	195,758
294,221	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	291,507
41,864	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	42,378
231,395	Fannie Mae, Series 2015-22, Class 10A1, 2.50%, 4/25/45	230,848

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$227,323	Fannie Mae, Series 2015-31, Class EC, 2.50%, 5/25/45	$226,131
235,377	Fannie Mae, Series 2015-71, Class PD, 2.50%, 3/25/43	238,305
198,438	Fannie Mae, Series 2016-11, Class GA, 2.50%, 3/25/46(b)	197,462
78,650	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	80,206
46,320	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	47,133
207,010	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	210,894
202,723	Fannie Mae, Series 2015-86, Class BA, 3.00%, 11/25/45	204,659
4,047	Fannie Mae, Series 2002-T6, Class A1, 3.31%, 2/25/32	4,053
42,150	Fannie Mae, 4.00%, 4/1/25, Pool #AD3828	44,260
44,006	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	45,712
22,426	Fannie Mae, 4.50%, 4/1/35, Pool #814522	24,115
200	Fannie Mae, 5.00%, 3/1/18, Pool #681351	205
25,399	Fannie Mae, 5.50%, 10/1/35, Pool #838584	28,260
2,817	Fannie Mae, 6.00%, 5/1/35, Pool #357778	3,202
4,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	4,422
124,403	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	122,784
177,257	Freddie Mac, Series 4486, Class 10A1, 2.00%, 12/15/38	175,341
12,175	Freddie Mac, 2.27%, 6/1/28, Pool #605508(b)	12,229
120,435	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	118,478
194,447	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	193,551
170,990	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	172,525
195,183	Freddie Mac, Series 4511, Class PI, 2.50%, 9/15/45	196,296
255,180	Freddie Mac, Series 4564, Class 10A1, 2.50%, 3/15/46	254,223
7,574	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	7,603
189,792	Freddie Mac, Series 3913, Class 10A1, 3.00%, 9/15/40	190,799
11,790	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	11,922
165,130	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	167,187
202,263	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	206,203
149,883	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	152,990

See notes to financial statements.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

February 28, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$108,721	Freddie Mac, Series 4357, Class NW, 3.00%, 10/15/35	$110,340
88,131	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	90,339
342,582	Freddie Mac, Series 4320, Class 10A1, 3.50%, 7/15/39	356,751
279,593	Freddie Mac, Series 4332, Class 10A1, 3.50%, 12/15/43	290,538
7,053	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	7,160
344	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	352
926	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	950
1,828	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	2,058
37,567	Freddie Mac, 7.50%, 12/15/22*	41,263
74,339	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	74,256
82,158	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	74,641
1,711	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	1,914
43,594	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	49,356
2,116	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	2,161
11,089	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	12,115
		6,097,114
Total Mortgage Backed Securities		8,456,249

Corporate Bonds (2.0%)
Capital Markets (0.0%)
350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (d)	35
Internet Software & Services (0.5%)
300,000	eBay, Inc., 1.51%, 8/1/19 (b)	300,350
IT Services (0.8%)
500,000	International Business Machine Corp., 1.63%, 5/15/20	495,558
Oil, Gas & Consumable Fuels (0.5%)
325,000	BP Capital Markets PLC, 2.75%, 5/10/23	320,460
Thrifts & Mortgage Finance (0.2%)
189,754	Preferred Term Securities XX, Class B2, 1.41%, 3/22/38, Callable 4/3/17 @ 100 *(b)(c)	115,750
Total Corporate Bonds		1,232,153

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds (0.9%)
Illinois (0.7%)
$150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds, 6.29%, 1/1/21, Continuously Callable @ 100	$159,327
300,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	303,327
		462,654
Missouri (0.2%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Continuously Callable @ 100	100,824
Total Taxable Municipal Bonds		563,478

U.S. Government Agency Securities (4.2%)
Fannie Mae
250,000	1.00%, 7/28/21, Callable 4/28/17 @ 100 *(b)	248,147
Federal Home Loan Bank
500,000	Series 0007, 1.00%, 6/30/21, Callable 3/30/17 @ 100 *(b)	499,958
Freddie Mac
250,000	1.00%, 2/10/20, Callable 8/10/17 @ 100 *(b)	249,841
250,000	1.00%, 11/23/21, Callable 5/23/17 @ 100 *(b)	248,735
250,000	1.00%, 3/16/20, Callable 6/16/17 @ 100, MTN *(b)	249,988
260,000	Series 0002, 1.00%, 6/28/19, Callable 3/28/17 @ 100 *(b)	258,860
250,000	1.25%, 5/25/21, Callable 5/25/17 @ 100 *(b)(e)	248,662
250,000	1.25%, 6/9/21, Callable 6/9/17 @ 100 *(b)	247,986
260,000	1.50%, 8/25/21, Callable 5/25/17 @ 100 *(b)	257,579
8,119	Series 2302, 6.50%, 4/15/31	9,157
		1,770,808
Total U.S. Government Agency Securities		2,518,913

U.S. Treasury Obligations (16.3%)
U.S. Treasury Bonds
3,577,000	2.25%, 8/15/46	3,059,171
U.S. Treasury Inflation Indexed Notes
1,020,000	0.38%, 7/15/25	1,047,938
U.S. Treasury Notes
1,651,000	0.63%, 8/31/17	1,650,226
1,584,000	0.75%, 9/30/18	1,575,152
1,045,000	1.38%, 9/30/23	995,403
1,648,000	1.63%, 5/15/26	1,547,189
		5,767,970
Total U.S. Treasury Obligations		9,875,079

See notes to financial statements.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Concluded

February 28, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Investment Companies (5.4%)
$17,930	iShares MSCI EAFE Index Fund	$1,081,896
57,769	iShares MSCI Emerging Markets Index Fund	2,194,645
Total Investment Companies		3,276,541

Investment in Affiliates (5.5%)
2,662,361	Cavanal Hill Government Securities Money Market Fund, Institutional Class, 0.00%(f)	2,662,361
73,409	Cavanal Hill World Energy Fund, Institutional Class	680,158
Total Investment in Affiliates		3,342,519

Total Investments (Cost $51,540,900)(g) - 100.2%		60,726,077
Liabilities in excess of other assets — (0.2)%		(92,227)
Net Assets - 100.0%		$60,633,850

(a)	Non-income producing security.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2017.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Issuer has defaulted on the payment of interest.
(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2017.
(f)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2017.
(g)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt
GO	General Obligation
MAC	Municipal Assurance Corp.
MTN	Medium Term Note
NYS	New York Shares
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to financial statements.

CAVANAL HILL FUNDS
Mid Cap Core Equity Fund

Schedule of Portfolio Investments

February 28, 2017
(Unaudited)

Shares	Security Description	Value

Common Stocks (93.2%)
Aerospace & Defense (2.1%)
88	L3 Technologies, Inc.	$14,812
147	Spirit AeroSystems Holdings, Inc., Class A	9,057
		23,869
Air Freight & Logistics (0.5%)
63	C.H. Robinson Worldwide, Inc	5,063
Airlines (1.9%)
183	Alaska Air Group, Inc.	17,901
47	United Continental Holdings, Inc.(a)	3,482
		21,383
Auto Components (2.0%)
65	Lear Corp.	9,229
383	The Goodyear Tire & Rubber Co.	13,425
		22,654
Automobiles (0.5%)
55	Thor Industries, Inc.	6,095
Banks (3.3%)
51	Comerica, Inc	3,635
89	Cullen/Frost Bankers, Inc.	8,230
158	East West Bancorp, Inc.	8,551
195	KeyCorp	3,660
91	Popular, Inc.	4,009
46	SVB Financial Group(a)	8,781
		36,866
Biotechnology (1.4%)
72	Agios Pharmaceuticals, Inc.(a)	3,488
85	United Therapeutics Corp.(a)	12,556
		16,044
Building Products (1.1%)
54	A.O. Smith Corp	2,719
58	Lennox International, Inc.	9,548
		12,267
Capital Markets (4.1%)
452	E*Trade Financial Corp.(a)	15,599
128	Eaton Vance Corp.	5,969
29	FactSet Research Systems, Inc.	5,159
97	Federated Investors, Inc., Class B	2,635
81	LPL Financial Holdings, Inc	3,203
108	Nasdaq, Inc.	7,680
109	SEI Investments Co.	5,488
		45,733
Chemicals (2.3%)
198	Axalta Coating Systems, Ltd.(a)	5,764
292	The Mosaic Co.	9,108
91	The Scotts Miracle-Gro Co.	8,247
47	Westlake Chemical Corp.	2,981
		26,100
Commercial Services & Supplies (1.1%)
75	Cintas Corp.	8,851
257	Pitney Bowes, Inc.	3,505
		12,356
Communications Equipment (1.5%)
67	Commscope Holding Co., Inc.(a)	2,549
128	Harris Corp.	14,068
		16,617

Shares	Security Description	Value

Common Stocks, continued:
Consumer Finance (1.0%)
504	Navient Corp.	$7,766
197	Santander Consumer USA Holdings, Inc. (a)	2,912
		10,678
Containers & Packaging (2.8%)
40	AptarGroup, Inc.	2,980
140	Ball Corp.	10,294
109	Bemis Co., Inc.	5,403
63	Berry Plastics Group, Inc.(a)	3,171
95	Packaging Corp. of America	8,781
		30,629
Diversified Telecommunication Services (0.2%)
105	CenturyLink, Inc.	2,547
Electric Utilities (2.8%)
234	Edison International	18,659
340	PPL Corp.	12,539
		31,198
Electrical Equipment (0.3%)
44	Regal-Beloit Corp.	3,276
Electronic Equipment, Instruments & Components (0.6%)
144	Avnet, Inc.	6,636
Energy Equipment & Services (1.2%)
304	Patterson-UTI Energy, Inc.	8,396
251	RPC, Inc.	5,020
		13,416
Equity Real Estate Investment Trusts (6.1%)
337	American Homes 4 Rent, Class A	8,010
115	Columbia Property Trust, Inc.	2,655
112	Douglas Emmett, Inc.	4,518
394	Duke Realty Corp.	10,102
131	Gaming and Leisure Properties, Inc.	4,192
586	GGP, Inc.	14,569
71	Regency Centers Corp.	4,995
189	Retail Properties of America	2,912
35	SL Green Realty Corp.	3,944
1,308	Vereit, Inc	11,865
		67,762
Food & Staples Retailing (0.4%)
180	US Foods Holding Corp.(a)	4,959
Food Products (4.3%)
186	Bunge, Ltd.	15,224
125	Hormel Foods Corp.	4,406
74	Ingredion, Inc.	8,946
34	Kellogg Co.	2,518
268	Tyson Foods, Inc., Class A	16,767
		47,861
Gas Utilities (0.6%)
143	UGI Corp.	6,897
Health Care Equipment & Supplies (1.1%)
58	Hill-Rom Holdings, Inc.	3,854
44	Teleflex, Inc.	8,412
		12,266

See notes to financial statements.

CAVANAL HILL FUNDS
Mid Cap Core Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2017
(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Health Care Providers & Services (3.6%)
167	AmerisourceBergen Corp.	$15,282
199	Brookdale Senior Living, Inc.(a)	2,866
24	Henry Schein, Inc.(a)	4,117
42	LifePoint Health, Inc.(a)	2,690
27	Quest Diagnostics, Inc.	2,631
84	Well Care Health Plans, Inc.(a)	11,861
		39,447
Health Care Technology (0.4%)
356	Allscripts Healthcare Solutions, Inc.(a)	4,336
Hotels, Restaurants & Leisure (2.9%)
206	Brinker International, Inc.	8,701
38	Darden Restaurants, Inc.	2,838
237	Marriott International, Inc., Class A	20,617
		32,156
Household Durables (1.5%)
88	Leggett & Platt, Inc.	4,328
5	NVR, Inc.(a)	9,674
48	Tupperware Brands Corp.	2,899
		16,901
Household Products (1.3%)
171	Church & Dwight Co., Inc.	8,523
21	Spectrum Brands Holdings, Inc.	2,850
21	The Clorox Co.	2,873
		14,246
Independent Power & Renewable Electricity Producers (0.6%)
554	AES Corp.	6,382
Insurance (3.6%)
139	Assured Guaranty, Ltd.	5,714
57	Cincinnati Financial Corp.	4,159
187	FNF Group	7,168
58	Principal Financial Group, Inc	3,627
39	The Hanover Insurance Group, Inc.	3,511
314	The Hartford Financial Services Group, Inc	15,351
		39,530
Internet Software & Services (1.1%)
145	VeriSign, Inc.(a)	11,958
IT Services (4.5%)
88	Broadridge Financial Solutions, Inc.	6,101
35	DST Systems, Inc.	4,186
60	Euronet Worldwide, Inc.(a)	4,967
148	Fiserv, Inc.(a)	17,079
114	Paychex, Inc.	7,002
202	Total System Services, Inc.	11,005
		50,340
Leisure Products (0.2%)
119	Vista Outdoor, Inc.(a)	2,407
Life Sciences Tools & Services (1.6%)
34	Charles River Laboratories International, Inc.(a)	2,957
119	QIAGEN NV(a)	3,387
74	Waters Corp.(a)	11,469
		17,813

Shares	Security Description	Value

Common Stocks, continued:
Machinery (2.5%)
82	AGCO Corp.	$4,995
130	Colfax Corp.(a)	4,947
58	Crane Co.	4,193
152	Flowserve Corp.	7,059
74	The Timken Co	3,271
50	The Toro Co.	3,011
		27,476
Metals & Mining (1.7%)
96	Reliance Steel & Aluminum Co.	8,126
303	Steel Dynamics, Inc.	11,090
		19,216
Mortgage Real Estate Investment Trusts (1.1%)
342	AGNC Investment Corp.	6,714
244	Annaly Capital Management, Inc.	2,708
114	Starwood Property Trust, Inc.	2,606
		12,028
Multi-Utilities (1.1%)
103	CenterPoint Energy, Inc.	2,814
48	SCANA Corp.	3,329
25	Sempra Energy	2,757
51	WEC Energy Group, Inc.	3,074
		11,974
Oil, Gas & Consumable Fuels (3.2%)
710	Marathon Oil Corp.	11,359
376	Murphy Oil Corp.	10,637
293	QEP Resources, Inc.(a)	4,032
136	SM Energy Co.	3,352
62	World Fuel Services Corp.	2,243
284	WPX Energy, Inc.(a)	3,664
		35,287
Paper & Forest Products (0.3%)
90	Domtar Corp.	3,428
Professional Services (1.0%)
219	Robert Half International, Inc.	10,565
Real Estate Management & Development (1.7%)
126	CBRE Group, Inc., Class A(a)	4,488
64	Jones Lang LaSalle, Inc.	7,340
235	Realogy Holdings Corp.	6,510
		18,338
Road & Rail (1.5%)
255	Avis Budget Group, Inc.(a)	8,818
89	Old Dominion Freight Line, Inc.(a)	8,167
		16,985
Semiconductors & Semiconductor Equipment (5.2%)
332	Lam Research Corp.	39,356
61	NVIDIA Corp.	6,190
130	Skyworks Solutions, Inc.	12,325
		57,871
Software (1.4%)
289	CA, Inc.	9,326
189	Cadence Design Systems, Inc.(a)	5,840
		15,166

See notes to financial statements.

CAVANAL HILL FUNDS
Mid Cap Core Equity Fund

Schedule of Portfolio Investments, Concluded

February 28, 2017
(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Specialty Retail (5.3%)
281	Foot Locker, Inc.	$21,264
191	L Brands, Inc.	10,050
48	Murphy USA, Inc.(a)	3,058
50	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	13,672
214	Williams-Sonoma, Inc.	10,398
		58,442
Technology Hardware, Storage & Peripherals (0.6%)
80	Western Digital Corp.	6,150
Textiles, Apparel & Luxury Goods (0.8%)
115	Ralph Lauren Corp.	9,123
Trading Companies & Distributors (1.0%)
83	MSC Industrial Direct Co., Inc., Class A	8,349
17	Watsco, Inc.	2,521
		10,870
Water Utilities (0.3%)
40	American Water Works Co., Inc.	3,120
Total Common Stocks		1,034,727

Shares	Security Description	Value

Investment in Affiliates (0.5%)

5,376	Cavanal Hill Government Securities Money Market Fund, Institutional Class, 0.00%(b)	$5,376
Total Investment in Affiliates		5,376

Total Investments (Cost $1,015,254)(c) - 93.7%		1,040,103
Other assets in excess of liabilities — 6.3%		70,678
Net Assets - 100.0%		$1,110,781

(a)	Non-income producing security.

(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2017.

(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.

See notes to financial statements.

CAVANAL HILL FUNDS

Multi Cap Equity Income Fund

Schedule of Portfolio Investments

February 28, 2017
(Unaudited)

Shares	Security Description	Value

Common Stocks (96.6%)
Aerospace & Defense (0.8%)
108	Lockheed Martin Corp.	$28,791
Automobiles (1.5%)
1,400	General Motors Co.	51,576
Banks (11.9%)
1,229	BB&T Corp.	59,262
6,424	FNB Corp.	100,021
632	HSBC Holdings PLC ADR	25,470
864	JPMorgan Chase & Co.	78,296
1,036	U.S. Bancorp	56,980
2,541	Umpqua Holdings Corp	47,796
1,052	Wells Fargo & Co.	60,890
		428,715
Capital Markets (2.1%)
195	BlackRock, Inc.	75,555
Chemicals (6.4%)
1,098	CF Industries Holdings, Inc.	34,499
750	LyondellBasell Industries NV, Class A	68,430
700	Syngenta AG ADR	60,445
1,005	The Dow Chemical Co.	62,571
		225,945
Commercial Services & Supplies (1.7%)
3,699	Covanta Holding Corp.	59,924
Communications Equipment (3.1%)
3,175	Cisco Systems, Inc.	108,522
Diversified Telecommunication Services (2.1%)
1,820	AT&T, Inc.	76,058
Electric Utilities (0.9%)
1,000	Hawaiian Electric Industries, Inc.	33,280
Electrical Equipment (2.1%)
1,271	Emerson Electric Co	76,387
Electronic Equipment, Instruments & Components (2.9%)
3,687	Corning, Inc.	101,798
Energy Equipment & Services (0.3%)
202	Halliburton Co.	10,799
Equity Real Estate Investment Trusts (3.7%)
1,785	Chesapeake Lodging Trust	43,126
953	Crown Castle International Corp.	89,134
		132,260
Food & Staples Retailing (2.5%)
964	Sysco Corp.	50,822
550	Wal-Mart Stores, Inc.	39,012
		89,834
Food Products (1.3%)
800	Pinnacle Foods, Inc.	45,704
Health Care Equipment & Supplies (2.9%)
1,694	Abbott Laboratories	76,365
314	Medtronic PLC	25,406
		101,771
Household Durables (2.2%)
672	Garmin, Ltd.	34,682
850	Leggett & Platt, Inc.	41,803
		76,485
Household Products (1.8%)
458	The Clorox Co.	62,659
Industrial Conglomerates (1.8%)
2,162	General Electric Co.	64,449

Shares	Security Description	Value

Common Stocks, continued:
Insurance (4.8%)
6,306	Aegon NV NYS	$33,674
693	Prudential Financial, Inc.	76,604
1,543	The Progressive Corp.	60,455
		170,733
Machinery (3.0%)
361	Caterpillar, Inc.	34,894
880	Ingersoll-Rand PLC	69,837
		104,731
Media (3.6%)
1,200	Comcast Corp., Class A	44,904
2,287	Regal Entertainment Group, Class A	49,354
316	The Walt Disney Co	34,788
		129,046
Multi-Utilities (2.9%)
650	Dominion Resources, Inc.	50,466
901	WEC Energy Group, Inc.	54,303
		104,769
Oil, Gas & Consumable Fuels (9.0%)
656	Enbridge, Inc.	27,454
2,809	EnLink Midstream LLC	53,933
1,076	Exxon Mobil Corp.	87,499
794	Occidental Petroleum Corp.	52,047
2,192	The Williams Cos., Inc.	62,121
911	Williams Partners LP	36,713
		319,767
Pharmaceuticals (5.3%)
658	Bristol-Myers Squibb Co.	37,315
376	Eli Lilly & Co.	31,137
375	Johnson & Johnson	45,829
2,156	Pfizer, Inc.	73,562
		187,843
Semiconductors & Semiconductor Equipment (6.1%)
600	QUALCOMM, Inc.	33,888
1,332	Texas Instruments, Inc.	102,058
1,350	Xilinx, Inc.	79,407
		215,353
Software (1.7%)
967	Microsoft Corp.	61,869
Technology Hardware, Storage & Peripherals (3.8%)
513	Apple, Inc.	70,276
3,800	HP, Inc.	66,006
		136,282
Textiles, Apparel & Luxury Goods (1.8%)
789	Coach, Inc	30,053
645	VF Corp.	33,830
		63,883
Thrifts & Mortgage Finance (1.4%)
2,818	Oritani Financial Corp.	48,470
Trading Companies & Distributors (1.2%)
1,600	H&E Equipment Services, Inc.	41,984
Total Common Stocks		3,435,242

See notes to financial statements.

CAVANAL HILL FUNDS

Multi Cap Equity Income Fund

Schedule of Portfolio Investments, Concluded

February 28, 2017
(Unaudited)

Shares	Security Description	Value

Investment in Affiliates (2.1%)
73,895	Cavanal Hill Government Securities Money Market Fund, Institutional Class, 0.00%(a)	$73,895
Total Investment in Affiliates		73,895

Total Investments (Cost $3,037,197)(b) - 98.7%		3,509,137
Other assets in excess of liabilities — 1.3%		47,450
Net Assets - 100.0%		$3,556,587

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2017.

(b)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.

ADR	American Depositary Receipt

NYS	New York Shares

See notes to financial statements.

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments

February 28, 2017
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Common Stocks (75.3%)
Aerospace & Defense (1.3%)
2,110	Northrop Grumman Corp.	$521,360
Automobiles (1.0%)
12,670	Honda Motor Co., Ltd. ADR	392,390
Banks (4.9%)
82,690	FNB Corp.	1,287,483
37,443	Southern National Bancorp of Virginia, Inc	636,531
		1,924,014
Beverages (1.4%)
13,900	Monster Beverage Corp.(a)	576,016
Biotechnology (1.6%)
3,347	BioMarin Pharmaceutical, Inc.(a)	314,384
2,340	Incyte Corp.(a)	311,454
		625,838
Building Products (2.1%)
82,145	PGT, Inc.(a)	825,557
Chemicals (7.6%)
15,080	CF Industries Holdings, Inc.	473,814
19,010	Syngenta AG ADR	1,641,514
8,190	The Valspar Corp.	910,891
		3,026,219
Commercial Services & Supplies (3.4%)
38,700	Advanced Disposal Services, Inc., Class I(a)	846,756
30,585	Covanta Holding Corp.	495,477
		1,342,233
Construction & Engineering (1.0%)
15,440	Primoris Services Corp.	383,838
Construction Materials (2.1%)
13,040	US Concrete, Inc.(a)	821,520
Diversified Consumer Services (1.6%)
78,930	Chegg, Inc.(a)	623,547
Diversified Financial Services (1.8%)
4,177	Berkshire Hathaway, Inc., Class B(a)	716,021
Electronic Equipment, Instruments & Components (1.7%)
18,320	FLIR Systems, Inc.	672,527
Energy Equipment & Services (0.9%)
37,300	Ensco PLC ADR, Class A	363,302
Food & Staples Retailing (1.5%)
18,182	The Kroger Co.	578,188
Food Products (6.6%)
7,710	ConAgra Foods, Inc.	317,729
12,200	Mead Johnson Nutrition Co.	1,071,038
5,665	Pinnacle Foods, Inc.	323,641
16,065	The WhiteWave Foods Co.(a)	884,860
		2,597,268
Gas Utilities (3.0%)
93,837	Gas Natural, Inc.	1,187,038
Health Care Equipment & Supplies (0.7%)
6,920	Alere, Inc.(a)	265,036
Insurance (1.0%)
70,850	Aegon NV NYS	378,339
Internet Software & Services (3.6%)
974	Alphabet, Inc., Class C(a)	801,806
20,420	Nutanix, Inc., Class A(a)	612,396
		1,414,202
Machinery (1.2%)
16,570	REV Group, Inc.(a)	471,417
Media (1.1%)
3,989	The Walt Disney Co	439,149

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Metals & Mining (4.8%)
111,045	Stillwater Mining Co.(a)	$1,894,428
Pharmaceuticals (1.4%)
95,678	MediWound, Ltd.(a)	569,284
Semiconductors & Semiconductor Equipment (6.0%)
18,022	NXP Semiconductors NV(a)	1,852,842
34,550	ON Semiconductor Corp.(a)	522,742
		2,375,584
Software (4.4%)
3,440	Cyberark Software, Ltd.(a)	173,995
11,120	Mobileye NV(a)	506,183
9,300	Oracle Corp.	396,087
8,317	Salesforce.com, Inc.(a)	676,588
		1,752,853
Specialty Retail (5.0%)
20,830	Cabela’s, Inc., Class A(a)	975,677
8,155	Lowe’s Cos., Inc.	606,487
5,030	The TJX Cos., Inc.	394,604
		1,976,768
Technology Hardware, Storage & Peripherals (1.5%)
35,130	HP, Inc.	610,208
Textiles, Apparel & Luxury Goods (1.1%)
16,800	Wolverine World Wide, Inc.	422,856
Total Common Stocks		29,747,000

Mortgage Backed Securities† (0.6%)
Commercial Mortgage Backed Securities (0.6%)
$26,339	Bear Stearns Commercial Mortgage Securities, Series 2007-T26, A4, 5.47%, 1/12/45(b)	26,328
206,962	Credit Suisse Mortgage Trust, Series 2007-C4, 10A1, 5.94%, 9/15/39(b)	208,613
Total Mortgage Backed Securities		234,941

Corporate Bonds (7.5%)
Energy Equipment & Services (3.5%)
1,403,000	Ensco PLC, 4.70%, 3/15/21	1,365,821
Household Durables (4.0%)
1,519,000	Century Communities, Inc., 6.88%, 5/15/22, Callable 5/15/17 @ 105 *	1,585,456
Total Corporate Bonds		2,951,277

Investment Companies (5.0%)
58,225	iShares MSCI Europe Financials ETF	1,116,173
54,200	U.S. Natural Gas Fund LP	362,598
24,900	Vaneck Vectors Russia ETF	502,233
Total Investment Companies		1,981,004

Investment in Affiliates (9.4%)
3,735,269	Cavanal Hill Government Securities Money Market Fund, Institutional Class, 0.00%(c)	3,735,269
Total Investment in Affiliates		3,735,269

Total Investments (Cost $36,023,921)(d) - 97.8%		38,649,491
Total Securities Sold Short (Proceeds $(964,950)) - (2.5)%		(986,662)
Other assets in excess of liabilities — 4.7%		1,852,119
Net Assets - 100%		$39,514,948

See notes to financial statements.

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments, Concluded

February 28, 2017
(Unaudited)

Securities Sold Short (2.5)%:
			Unrealized
	Proceeds		Appreciation
Security Description	Received	Fair Value	(Depreciation)
HCA Holdings, Inc. (a)	$201,587	$209,376	$(7,789)
UnitedHealth Group, Inc.	763,363	777,286	(13,923)
	$964,950	$986,662	$(21,712)

(a)	Non-income producing security.

(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2017.

(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2017.

(d)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt

NYS	New York Shares

ETF	Exchange Traded Fund

See notes to financial statements.

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments

February 28, 2017
(Unaudited)

Shares	Security Description	Value

Common Stocks (92.6%)
Chemicals (1.0%)
20,522	Sasol Ltd. ADR	$582,004
Construction & Engineering (2.0%)
20,000	Fluor Corp.	1,107,800
Electric Utilities (0.6%)
510	ALLETE, Inc.	34,277
1,661	CPFL Energia SA ADR	27,024
221	Duke Energy Corp.	18,244
4,802	Enersis Americas SA ADR	46,820
4,264	Korea Electric Power Corp. ADR(a)	80,931
467	MGE Energy, Inc.	29,865
498	Otter Tail Corp.	18,725
1,997	Pampa Energia SA ADR(a)	91,403
691	Westar Energy, Inc.	37,299
		384,588
Electrical Equipment (3.0%)
63,000	TPI Composites, Inc.(a)	1,099,350
24,076	Vestas Wind Systems A/S ADR	593,233
		1,692,583
Electronic Equipment, Instruments & Components (0.2%)
30,374	ClearSign Combustion Corp.(a)	118,459
Energy Equipment & Services (23.0%)
30,000	Atwood Oceanics, Inc.(a)	315,300
503	Baker Hughes, Inc.	30,321
130,000	Ensco PLC ADR, Class A	1,266,200
22,234	Halliburton Co.	1,188,629
60,000	Helix Energy Solutions Group, Inc.(a)	495,600
77,000	Nabors Industries Ltd.	1,127,280
120,000	Pioneer Energy Services Corp.(a)	630,000
11,681	Schlumberger Ltd.	938,685
80,000	Smart Sand, Inc.(a)	1,373,599
42,160	Technipfmc PLC(a)	1,362,610
70,605	Tenaris SA ADR	2,309,490
40,000	Unit Corp.(a)	1,085,600
140,700	Weatherford International PLC(a)	796,362
		12,919,676
Gas Utilities (1.4%)
3,125	Atmos Energy Corp.	244,656
331	Chesapeake Utilities Corp.	22,822
1,899	National Fuel & Gas Co	114,510
637	Northwest Natural Gas Co.	38,284
1,387	ONE Gas, Inc.	90,918
959	Spire, Inc.	63,198
3,933	UGI Corp.	189,689
		764,077
Independent Power & Renewable Electricity Producers (0.1%)
1,596	Brookfield Renewable Partners LP	46,492
483	Huaneng Power International, Inc. ADR	13,239
468	Ormat Technologies, Inc.	25,801
		85,532
Industrial Conglomerates (1.5%)
6,541	Siemens AG ADR	850,330
Metals & Mining (1.4%)
46,000	Hi-Crush Partners LP(a)	791,200

Shares	Security Description	Value

Common Stocks, continued:
Multi-Utilities (1.1%)
1,818	Avista Corp.	$72,484
733	Consolidated Edison, Inc.	56,470
284	Dominion Resources, Inc.	22,050
1,065	MDU Resources Group, Inc.	28,872
4,568	National Grid PLC ADR	277,963
1,665	Sempra Energy	183,633
		641,472
Oil, Gas & Consumable Fuels (56.9%)
21,000	Anadarko Petroleum Corp.	1,357,650
5,425	Chevron Corp.	610,313
799	CNOOC Ltd. ADR	94,833
2,950	Concho Resources, Inc.(a)	390,728
18,000	Cone Midstream Partners LP	417,060
17,146	ConocoPhillips	815,635
3,990	CONSOL Energy, Inc.(a)	62,124
15,722	Continental Resources, Inc.(a)	710,634
17,386	Delek Logistics Partners LP	538,097
25,538	Devon Energy Corp.	1,107,328
6,924	Diamondback Energy, Inc.(a)	698,355
70,326	Enbridge, Inc.	2,943,142
180,100	Encana Corp.	1,999,110
20,879	Enterprise Products Partners LP	585,238
19,734	EOG Resources, Inc.	1,914,000
6,000	Equities Midstream Partners LP	472,920
30,810	Exxon Mobil Corp.	2,505,468
37,000	Imperial Oil Ltd.	1,157,360
73,382	Laredo Petroleum, Inc.(a)	1,014,873
7,350	Magellan Midstream Partners LP	569,699
53,013	Marathon Oil Corp.	848,208
1,794	Marathon Petroleum Corp.	88,982
10,107	Occidental Petroleum Corp.	662,514
5,639	Pembina Pipeline Corp.	182,196
26,872	Phillips 66	2,101,121
7,450	Pioneer Natural Resources Co.	1,385,477
20,000	RSP Permian, Inc.(a)	789,800
4,806	The Williams Cos., Inc.	136,202
20,000	TOTAL SA ADR	999,400
60,343	TransCanada Corp.	2,775,175
14,032	Ultrapar Participacoes SA ADR	291,165
2,369	Valero Energy Corp.	160,974
25,312	Woodside Petroleum Ltd. ADR	607,615
82,461	WPX Energy, Inc.(a)	1,063,747
		32,057,143
Water Utilities (0.4%)
1,674	American Water Works Co., Inc.	130,572
358	California Water Service Group	13,157
5,485	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	58,086
		201,815
Total Common Stocks		52,196,679

See notes to financial statements.

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments, Concluded

February 28, 2017
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Corporate Bonds (5.2%)
Energy Equipment & Services (2.1%)
$210,000	Diamond Offshore Drilling, Inc., 4.88%, 11/1/43, Callable 5/1/43 @ 100 *	$155,925
121,250	Ensco PLC, 8.00%, 1/31/24, Callable 10/31/23 @ 100 *	124,281
395,000	National Oilwell Varco, Inc., 2.60%, 12/1/22, Callable 9/1/22 @ 100 *	378,781
700,000	Weatherford International PLC, 5.95%, 4/15/42, Callable 10/17/41 @ 100 *	586,250
		1,245,237
Oil, Gas & Consumable Fuels (3.1%)
500,000	Concho Resources, Inc., 5.50%, 4/1/23, Callable 10/1/17 @ 103 *	517,500
500,000	Continental Resources, Inc., 5.00%, 9/15/22, Callable 4/3/17 @ 103 *	510,000
	Laredo Petroleum, Inc., 7.38%, 5/1/22, Callable 5/1/17 @ 104 *	372,600
325,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100 *	307,531
		1,707,631
Total Corporate Bonds		2,952,868

Shares or
Principal
Amount	Security Description	Value

Warrants (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
5,062	ClearSign Combustion Corp.	$8,099
Total Warrants		8,099

Investment in Affiliates (2.4%)
1,340,207	Cavanal Hill Government Securities Money Market Fund, Institutional Class, 0.00%(b)	1,340,207
Total Investment in Affiliates		1,340,207

Total Investments (Cost $49,933,261)(c) - 100.2%		56,497,853
Liabilities in excess of other assets — (0.2)%		(117,703)
Net Assets - 100.0%		$56,380,150

The Advisor has determined that 52.0% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.

(a)	Non-income producing security.

(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2017.

(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt

CAVANAL HILL FUNDS

Notes to Financial Statements
February 28, 2017
(Unaudited)

1.	Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust meets the definition of an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” As of February 28, 2017, the Trust offered shares of U.S. Treasury Fund and Government Securities Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Intermediate Tax-Free Bond Fund, Limited Duration Fund (formerly Short-Term Income Fund), Moderate Duration Fund (formerly Intermediate Bond Fund), Bond Fund, Active Core Fund, Mid Cap Core Equity Fund, Multi Cap Equity Income Fund (formerly U.S. Large Cap Equity Fund), Opportunistic Fund, and World Energy Fund (each referred to as a “Fund” and collectively, “the Funds”). Each Fund is registered as a diversified portfolio of the Trust with the exception of the World Energy Fund which is non-diversified. The Intermediate Tax-Free Bond Fund, Limited Duration Fund, Moderate Duration Fund, Bond Fund, Active Core Fund, Mid Cap Core Equity Fund , Multi Cap Equity Income Fund, Opportunistic Fund, and World Energy Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The Active Core Fund, Mid Cap Core Equity Fund, Multi Cap Equity Income Fund, Opportunistic Fund, and World Energy Fund are also authorized to issue an unlimited number of C Shares. The Money Market Funds are authorized to issue an unlimited number of shares in the following classes: Administrative Shares, Select Shares and Premier Shares. In addition, the U.S. Treasury Fund is authorized to issue an unlimited number of Service Shares, and both the U.S. Treasury Fund and the Government Securities Money Market Fund are authorized to issue an unlimited number of Institutional Shares. As of February 28, 2017, the Select Shares of U.S. Treasury Fund and Government Securities Money Market Fund and the Premier Shares of U.S. Treasury Fund were not offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2017
(Unaudited)

The following is a summary categorization, as of February 28, 2017, of each Fund’s investments in the fair value hierarchy:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

U.S. Treasury Fund
U.S. Treasury Obligations	$—	$689,624,909	$—	$689,624,909
Repurchase Agreements	—	484,704,209	—	484,704,209
Investment Companies	75,489,957	—	—	75,489,957
Total Investments	75,489,957	1,174,329,118	—	1,249,819,075

Government Securities Money Market
U.S. Government Agency Securities	—	548,451,491	—	548,451,491
U.S. Treasury Obligations	—	449,795,947	—	449,795,947
Repurchase Agreements	—	606,248,872	—	606,248,872
Investment Companies	169,335,004	—	—	169,335,004
Total Investments	169,335,004	1,604,496,310	—	1,773,831,314

Intermediate Tax-Free Bond Fund
Municipal Bonds[1]	—	39,373,845	—	39,373,845
Investment in Affiliates	186,815	—	—	186,815
Total Investments	186,815	39,373,845	—	39,560,660

Limited Duration Fund
Asset Backed Securities	—	4,143,864	—	4,143,864
Mortgage Backed Securities[2]	—	49,963,968	—	49,963,968
Corporate Bonds[3]	—	4,026,829	—	4,026,829
U.S. Government Agency Securities	—	6,786,114	—	6,786,114
U.S. Treasury Obligations	—	34,839,739	—	34,839,739
Investment in Affiliates	4,205,396	—	—	4,205,396
Total Investments	4,205,396	99,760,514	—	103,965,910

Moderate Duration Bond Fund
Asset Backed Securities	—	2,017,358	—	2,017,358
Mortgage Backed Securities[2]	—	22,182,710	—	22,182,710
Corporate Bonds[3]	—	3,065,593	—	3,065,593
Taxable Municipal Bonds[1]	—	671,905	—	671,905
U.S. Government Agency Securities	—	3,229,544	—	3,229,544
U.S. Treasury Obligations	—	23,695,539	—	23,695,539
Investment in Affiliates	238,773	—	—	238,773
Total Investments	238,773	54,862,649	—	55,101,422

Bond Fund
Asset Backed Securities	—	1,212,484	—	1,212,484
Mortgage Backed Securities[2]	—	54,001,957	—	54,001,957
Corporate Bonds[3]	—	4,350,686	—	4,350,686
Municipal Bond[1]	—	136,112	—	136,112
U.S. Government Agency Securities	—	13,521,088	—	13,521,088
U.S. Treasury Obligations	—	58,495,341	—	58,495,341
Investment in Affiliates	7,478,451	—	—	7,478,451
Total Investments	7,478,451	131,717,668	—	139,196,119

Active Core Fund
Common Stocks[3]	30,691,172	—	—	30,691,172
Asset Backed Securities	—	769,973	—	769,973
Mortgage Backed Securities[2]	—	8,456,249	—	8,456,249
Corporate Bonds[3]	—	1,232,153	—	1,232,153
Taxable Municipal Bonds[1]	—	563,478	—	563,478
U.S. Government Agency Securities	—	2,518,913	—	2,518,913
U.S. Treasury Obligations	—	9,875,079	—	9,875,079
Investment Companies	3,276,541	—	—	3,276,541
Investment in Affiliates	3,342,519	—	—	3,342,519
Total Investments	37,310,232	23,415,845	—	60,726,077

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2017
(Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Mid Cap Core Equity Fund
Common Stocks[3]	$1,034,727	$—	$—	$1,034,727
Investment in Affiliates	5,376	—	—	5,376
Total Investments	1,040,103	—	—	1,040,103

Multi Cap Equity Income Fund
Common Stocks[3]	3,435,242	—	—	3,435,242
Investment in Affiliates	73,895	—	—	73,895
Total Investments	3,509,137	—	—	3,509,137

Opportunistic Fund
Common Stocks[3]	29,747,000	—	—	29,747,000
Mortgage Backed Securities[2]	—	234,941	—	234,941
Corporate Bonds[3]	—	2,951,277	—	2,951,277
Investment Companies	1,981,004	—	—	1,981,004
Investment in Affiliates	3,735,269	—	—	3,735,269
Total Investments	35,463,273	3,186,218	—	38,649,491
Securities Sold Short – Common Stocks[3]	(986,662)	—	—	(986,662)

World Energy Fund
Common Stocks[3]	52,196,679	—	—	52,196,679
Corporate Bonds[3]	—	2,952,868	—	2,952,868
Warrant	8,099	—	—	8,099
Investment in Affiliates	1,340,207	—	—	1,340,207
Total Investments	53,544,985	2,952,868	—	56,497,853

1	Please see the Schedule of Portfolio Investments for State classification.

2	Please see the Schedule of Portfolio investments for Mortgage Backed Securities classification.

3	Please see the Schedule of Portfolio Investments for Industry classification.

The Funds determine transfers between fair value hierarchy levels based on valuations at the reporting period end. As of the periods ended August 31, 2016 and February 28, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.There were no significant transfers between Levels 1 and 2 as of February 28, 2017, based on levels assigned to securities on August 31, 2016.

Securities Valuation:

The Money Market Funds, which operate as either government or retail funds, are eligible and have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization or accretion to maturity of any premium or discount, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates. Such securities are typically categorized as Level 1 in the fair value hierarchy.

The following is an overview of how securities are valued in the Intermediate Tax-Free Bond Fund, Limited Duration Fund, Moderate Duration Fund, Bond Fund, Active Core Fund, Mid Cap Core Equity Fund, Multi Cap Equity Income Fund, Opportunistic Fund, and World Energy Fund (the “Variable Net Asset Value Funds”).

Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded options and exchange-traded notes are valued at the closing price from the exchange, and are typically categorized as Level 1 in the fair value hierarchy.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2017
(Unaudited)

Securities Sold Short:

The Funds may enter into short sales. Short sales are transactions in which a fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.

Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date as dividend expense. To borrow the security, the Fund also may be required to pay a fee, which is shown as interest expense. The Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, is recognized upon the close of a short sale. None of the Funds shall sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or has segregated with the Custodian an amount of cash or liquid assets to cover the short position), however, this policy does not prevent the Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

The Opportunistic Fund engaged in short sales during the period ending February 28, 2017.

Purchased Call Options:

Each of the Funds, except U.S. Treasury Fund and the Government Securities Money Market Fund, may purchase options to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the latest available bid price. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.

Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. Each of the Funds can purchase options and index options provided that its total investment in such options immediately after such purchase does not exceed 5% of its total assets.

The Funds did not hold purchased options as of the period ending February 28, 2017.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of February 28, 2017 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Moderate Duration Bond Fund:
Preferred Term Securities XI, B-1, 2.59%, 9/24/33, Callable 4/3/17 @ 100	09/12/03	$515,167	$500,000	$325,000

Bond Fund:
Preferred Term Securities XI, B-1, 2.59%, 9/24/33, Callable 4/3/17 @ 100	09/12/03	515,167	500,000	325,000

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2017
(Unaudited)

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation (FDIC) or from registered broker/dealers that Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Distributions to Shareholders:

Distributions from net investment income are declared daily and paid monthly for the Money Market Funds, Intermediate Tax-Free Bond Fund, Limited Duration Fund, Intermediate Bond Fund and Bond Fund. Distributions from net investment income are declared and paid quarterly for the Active Core Fund, Mid Cap Core Equity Fund, Multi Cap Equity Income Fund, Opportunistic Fund, and World Energy Fund. Net realized capital gains, if any, are declared and distributed at least annually.

The character of income and gains distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These “book/ tax’’ differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature (e.g., reclassification of bond discount and premium, gain/loss on principal payments from mortgage-backed securities, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification (e.g., wash sales). To the extent that distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Allocations:

Expenses that directly relate to a specific Fund are charged directly to that Fund. Class-specific expenses are charged directly to the class incurring the expense. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate method. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

3.	Fees and Transactions with Related and Other Parties:

The Adviser, a wholly-owned subsidiary of BOKF, serves as the Funds’ investment adviser. Under the terms of the Investment Advisory Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

Fund	Annual Advisory Fee (as a percentage of net assets)
U.S. Treasury Fund	0.05%
Government Securities Money Market Fund	0.05%
Intermediate Tax-Free Bond Fund	0.20%
Limited Duration Fund	0.15%
Moderate Duration Fund	0.20%
Bond Fund	0.20%
Active Core Fund	0.35%
Mid Cap Core Equity Fund	0.55%*
Multi Cap Equity Income Fund	0.40%
Opportunistic Fund	0.85%
World Energy Fund	0.60%

*	The Adviser has contractually agreed to waive fees payable to it or reimburse certain expenses so that expenses (other than extraordinary expenses and Acquired Fund Fees and Expenses) for each Class do not exceed 0.81%, plus Class-specific fees until December 31, 2017.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2017
(Unaudited)

Prior to December 30, 2016, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

Fund	Annual Advisory Fee (as a percentage of net assets)	Annual Advisory Fee Waivers*
U.S. Treasury Fund	0.15%	0.10%
Government Securities Money Market Fund	0.15%	0.10%
Intermediate Tax-Free Bond Fund	0.55%	0.35%
Limited Duration Fund	0.55%	0.40%
Moderate Duration Fund	0.55%	0.35%
Bond Fund	0.55%	0.35%
Active Core Fund	0.74%	0.39%
Multi Cap Equity Income Fund	0.69%	0.29%
Opportunistic Fund	0.85%	0.00%
World Energy Fund	0.70%	0.10%**

*	Effective December 31, 2016, the contractual annual advisory fee waivers were removed.

**	The Adviser contractually agreed to waive or assume certain expenses through December 31, 2016, so that the expenses for each class, excluding class-specific fees, do not exceed 1.15%.

The Adviser serves as the Funds’ administrator. Under the terms of the Administration Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

Fund	Annual Administration Fee (as a percentage of net assets)
U.S. Treasury Fund	0.05%
Government Securities Money Market Fund	0.05%
Intermediate Tax-Free Bond Fund	0.08%
Limited Duration Fund	0.08%
Moderate Duration Fund	0.08%
Bond Fund	0.08%
Active Core Fund	0.08%
Mid Cap Core Equity Fund	0.08%
Multi Cap Equity Income Fund	0.08%
Opportunistic Fund	0.08%
World Energy Fund	0.08%

Under a Sub-Administration Agreement, the Administrator pays Citi Fund Services Ohio, Inc. (“Citi”) to perform certain administrative duties for the Trust. Fees paid to Citi by the Administrator for sub-administration services are paid out of its administration fees and are not an additional charge to the Funds. For the period ending February 28, 2017, Citi was paid $250,891 by the Administrator. Citi serves the Trust as fund accountant and makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). Citi receives a fee for its services as fund accountant and CCO.

BOKF serves the Trust as custodian for which it is paid a fee of up to 0.01% of each Fund’s average daily net assets. As custodian, BOKF is also entitled to any out-of-pocket expenses incurred. For the period ending February 28, 2017, BOK did not waive any of its fee payable by the U.S. Treasury Fund.

FIS Investor Services LLC (“FIS”) served as transfer agent to the Trust and received a fee for its services as transfer agent.

Certain officers of the Trust are affiliated with Citi, the Adviser, the Distributor (see below) and/or BOKF. These persons are paid no fees directly by the Trust for serving as officers of the Trust.

Effective January 1, 2017, Cavanal Hill Distributors, Inc. (“CHD”) provided distribution services to the Funds pursuant to a Distribution Agreement between the Trust and CHD. Prior to January 1, 2017, BOK Financial Securities, Inc. (“BOKFS”) provided distributions services to the Funds pursuant to a Distribution Agreement between the Trust and BOKFS. CHD and BOKFS (collectively, the “affiliated Distributors”) are each affiliates of the Adviser and BOKF. The Trust has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse the affiliated Distributors a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Administrative, Investor, Service and A Shares, 0.50% of the Premier Shares, and 1.00% of the C Shares, and may be used by the affiliated Distributors to pay banks, including BOKF, broker dealers and other institutions. For the period ending February 28, 2017, affiliated Distributors and BOKF received $8,958 and $1,702,149, respectively, under these arrangements. BOKFS contractually agreed to waive 0.15% of such fee paid by the Service Shares, 0.45% of such fee paid by the Premier Shares and 0.13% of such fee paid by the Administrative Shares of the Government Securities Money Market Fund through December 31, 2016. CHD contractually agreed to waive 0.15% of such fee paid by the Service Shares, 0.45% of such fee paid by the Premier Shares and 0.13% of such fee paid by the Administrative Shares of the Government Securities Money Market Fund through December 31, 2017.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2017
(Unaudited)

The Funds have entered into shareholder servicing agreements with various service organizations. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a class level basis (where applicable). In consideration for these services, the service organizations received a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% for the Administrative, Institutional, Investor, Select, Service, Premier Shares and C Shares and up to 0.10% for the A Shares of the average daily net assets of the Funds’ shares held by the service organizations’ customers. For the period ending February 28, 2017, affiliated Distributors and BOKF received net shareholder servicing fees of $508 and $1,490,091, respectively. For shareholder purchases made through affiliated Distributors and BOKF, such affiliates have contractually agreed to waive 0.25%, 0.25%, 0.10% and 0.25% of such fees paid by the Select, Service, Institutional and Premier shares, respectively, of the Money Market Funds and 0.25%, 0.25%, 0.10% and 0.25% of such fees paid by the Institutional, Investor, A, and C Shares, respectively, of the Variable Net Asset Value Funds through December 31, 2017. The affiliate waivers result in reduction of the Shareholder Servicing Fee paid by all affiliated purchases of a class.

From time to time, the Funds’ service providers may provide fee reductions and waivers in order to assist one or more of the Funds in maintaining more competitive expense ratios. Such reductions may be contractual, as disclosed in the Funds’ statutory prospectus, or voluntary and, as such, may occur on an ad hoc basis. No such reductions are subject to recoupment in subsequent fiscal periods, and voluntary reductions and waivers may be terminated at any time. Amounts reduced or waived under these arrangements are identified on the accompanying Statement of Operations.

Affiliated Transactions:

A summary of the Intermediate Tax-Free Bond Fund’s investment in the Tax-Free Money Market Fund, Reserve Class for the period ending February 28, 2017 is noted below:

Fund	Fair Value 8/31/16	Purchases	Sales	Fair Value 2/28/17	Dividend Income
Intermediate Tax-Free Bond Fund	$3,822,422	$842,783	$(4,665,205)	$—	$1,951
	$3,822,422	$842,783	$(4,665,205)	$—	$1,951

A summary of each Fund’s investment in the Government Securities Money Market Fund, Institutional Class for the period ending February 28, 2017 is noted below:

Fund	Fair Value 8/31/16	Purchases	Sales	Fair Value 2/28/17	Dividend Income
Intermediate Tax-Free Bond Fund	$—	$5,007,992	$(4,821,177)	$186,815	$609
Limited Duration Fund	1,194,282	29,008,768	(25,997,654)	4,205,396	4,123
Moderate Duration Bond Fund	1,565,796	14,972,731	(16,299,754)	238,773	1,717
Bond Fund	7,816,211	31,067,087	(31,404,847)	7,478,451	3,796
Active Core Fund	923,090	10,268,339	(8,529,068)	2,662,361	1,649
Mid Cap Core Equity Fund	—	1,079,053	(1,073,677)	5,376	56
Multi Cap Equity Income Fund	147,623	3,244,574	(3,318,302)	73,895	177
Opportunistic Fund	2,724,613	26,908,192	(25,897,536)	3,735,269	2,585
World Energy Fund	1,397,303	10,532,454	(10,589,550)	1,340,207	1,356
	$30,140,533	$242,448,605	$(233,052,583)	$37,974,732	$29,367

A summary of the Active Core Fund’s investment in an affiliated fund (World Energy Fund, Institutional Class) for the period ending February 28, 2017 is noted below:

Fund	Fair Value 8/31/16	Purchases	Sales	Fair Value 2/28/17	Dividend Income
Active Core Fund	$635,042	$—	$—	$680,158	$3,453
	$635,042	$—	$—	$680,158	$3,453

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2017
(Unaudited)

4.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities and long-term U.S. government securities) for the period ending February 28, 2017 were as follows:

Fund	Purchases	Sales
Intermediate Tax-Free Bond Fund	$10,250,091	$8,170,000
Limited Duration Fund	27,696,440	55,901,339
Moderate Duration Bond Fund	25,564,309	44,829,097
Bond Fund	61,780,027	93,501,049
Active Core Fund	16,203,456	22,714,176
Mid Cap Core Equity Fund	1,096,616	88,810
Multi Cap Equity Income Fund	5,170,268	13,922,514
Opportunistic Fund	43,017,459	48,199,048
World Energy Fund	32,516,438	32,349,449

Purchases and sales of long-term U.S. government securities for the period ending February 28, 2017 were as follows:

Fund	Purchases	Sales
Limited Duration Fund	$754,065	$9,203,564
Bond Fund	1,299,375	8,431,753
Moderate Duration Bond Fund	929,538	4,111,468
Active Core Fund	4,995,816	9,138,813

5.	Credit Risk and Other Risk Considerations:

The Intermediate Tax-Free Bond Fund invests primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.

The Limited Duration Fund, Moderate Duration Fund, Bond Fund and Active Core Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

Mid Cap Core Equity Fund invests primarily in a diversified portfolio of common stocks of Mid Cap U.S. companies which are subject to foreign investment risk as with stock, fund’s share price can fall because of weakness in the stock markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.

The World Energy Fund’s concentration in securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. Energy-related securities can be significantly affected by events relating to political developments, energy conservation, commodity prices, and tax and government regulations.

6.	Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last three tax year ends and any interim tax period since then, as applicable). Management has determined that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

The Funds may be subject to foreign taxes on dividends and realized capital gains. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2017
(Unaudited)

At February 28, 2017, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation/ (Depreciation)
Intermediate Tax-Free Bond Fund	$38,584,944	$1,202,961	$(227,245)	$975,716
Limited Duration Fund	106,354,471	248,084	(2,636,645)	(2,388,561)
Moderate Duration Fund	57,605,517	278,912	(2,783,007)	(2,504,095)
Bond Fund	143,514,990	552,898	(4,871,769)	(4,318,871)
Active Core Fund	51,685,712	10,550,509	(1,510,144)	9,040,365
Mid Cap Core Equity Fund	1,016,830	47,097	(23,824)	23,273
Multi Cap Equity Fund	3,052,612	502,954	(46,429)	456,525
Opportunistic Fund	36,043,479	3,032,043	(426,031)	2,606,012
World Energy Fund	50,398,987	7,270,477	(1,171,611)	6,098,866

The tax characteristics of distributions paid to shareholders during the fiscal years ending August 31, 2016 and 2015 were as follows:

	Distributions Paid From:
2016	Net Investment Income	Net Long- Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
U.S. Treasury Fund	$141,527	$—	$141,527	$—	$141,527
Government Securities Money Market Fund	388,661	—	388,661	—	388,661
Tax-Free Money Market Fund	41	59	100	124,724	124,824
Intermediate Tax-Free Bond Fund	—	—	—	1,020,033	1,020,033
Limited Duration Fund	1,938,188	—	1,938,188	—	1,938,188
Moderate Duration Fund	1,041,363	—	1,041,363	—	1,041,363
Bond Fund	3,096,661	—	3,096,661	—	3,096,661
Active Core Fund	1,069,553	2,834,927	3,904,480	—	3,904,480
Multi Cap Equity Fund	107,021	1,140,555	1,247,576	—	1,247,576
Opportunistic Fund	756,603	375,968	1,132,571	—	1,132,571
World Energy Fund	536,364	—	536,364	—	536,364

* Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

	Distributions Paid From:
2015	Net Investment Income	Net Long- Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
U.S. Treasury Fund	$16,788	$—	$16,788	$—	$16,788
Government Securities Money Market Fund	127,834	—	127,834	—	127,834
Tax-Free Money Market Fund	3	712	715	1,758	2,473
Intermediate Tax-Free Bond Fund	—	—	—	1,005,986	1,005,986
Limited Duration Fund	1,885,877	—	1,885,877	—	1,885,877
Moderate Duration Fund	709,528	—	709,528	—	709,528
Bond Fund	1,714,109	—	1,714,109	—	1,714,109
Active Core Fund	1,786,395	3,072,102	4,858,497	—	4,858,497
Multi Cap Equity Fund	988,706	3,009,272	3,997,978	—	3,997,978
Opportunistic Fund	248,720	277,443	526,163	—	526,163
World Energy Fund	607,685	—	607,685	—	607,685

* Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2017
(Unaudited)

As of August 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income/Tax- Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses*	Unrealized Appreciation/ (Depreciation)**	Total Accumulated Earnings/(Deficit)
U.S. Treasury Fund	$27,159	$—	$27,159	$(26,880)	$—	$—	$279
Government Securities Money Market Fund	76,832	—	76,832	(77,514)	(755,147)	—	(755,829)
Tax-Free Money Market Fund	54,028	1,407	55,435	(53,668)	—	—	1,767
Intermediate Tax-Free Bond	83,614	22,961	106,575	(88,015)	—	2,074,777	2,093,337
Limited Duration Fund	150,067	—	150,067	(138,514)	(20,440,590)	(1,975,920)	(22,404,957)
Moderate Duration Fund	425,451	—	425,451	(72,747)	(7,927,796)	(2,152,086)	(9,727,178)
Bond Fund	242,156	—	242,156	(243,670)	(498,064)	1,145,765	646,187
Active Core Fund	174,191	1,195,198	1,369,389	—	—	8,467,176	9,836,565
Multi Cap Equity Fund	17,591	3,256,809	3,274,400	—	—	3,290,747	6,565,147
Opportunistic Fund	38,919	—	38,919	—	(2,015,864)	660,223	(1,316,722)
World Energy Fund	51,010	—	51,010	—	(16,761,357)	4,269,150	(12,441,197)

*	See below for post-October losses and capital loss carryforwards.
**	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts. Excludes unrealized depreciation on securities sold short.

Under current tax laws, net capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. As of August 31, 2016, the Funds’ deferred post-October capital losses were as follows:

Fund	Post-October Capital Losses
Limited Duration Fund	$541,779
Moderate Duration Fund	164,910
Bond Fund	498,064
Opportunistic Fund	1,804,017
World Energy Fund	6,864,587

At August 31, 2016, the following Funds had capital loss carryforwards as summarized in the tables below.

Capital loss carryforwards subject to expiration:

Fund	Amount	Expires
Government Securities Money Market Fund	$96,738	2017
Government Securities Money Market Fund	107,078	2018
Government Securities Money Market Fund	550,617	2019
Limited Duration Fund	11,477,199	2017
Limited Duration Fund	3,730,873	2018
Limited Duration Fund	173,448	2019
Moderate Duration Fund	2,246,538	2017
Moderate Duration Fund	3,244,666	2018

Capital loss carryforwards not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Government Securities Money Market Fund	$714	$—	$714
Limited Duration Fund	113,613	4,403,678	4,517,291
Moderate Duration Fund	—	2,271,682	2,271,682
Opportunistic Fund	199,732	12,115	211,847
World Energy Fund	8,857,117	1,039,653	9,896,770

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders. Capital loss carryforwards that are not subject to expiration must be utilized before those that are subject to expiration.

CAVANAL HILL FUNDS

Notes to Financial Statements, Concluded

February 28, 2017
(Unaudited)

7.	Investment Company Reporting Modernization:

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Funds’ financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

8.	Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

Based on this evaluation, no additional disclosures and/or adjustments were required as of February 28, 2017.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:		Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
U.S. Treasury Fund
Administrative Shares
Six Months Ended February 28, 2017 (unaudited)	$1.000	$—	$—	$—	$—	$—
Year Ended August 31, 2016	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—

Service Shares
Six Months Ended February 28, 2017 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2016	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—

Institutional Shares
Six Months Ended February 28, 2017 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2016	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—

Government Securities Money Market Fund
Administrative Shares
Six Months Ended February 28, 2017 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2016	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—

Institutional Shares
Six Months Ended February 28, 2017 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2016	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—

Select Shares
September 15, 2016(d) through February 28, 2017 (unaudited)	1.000	—	—	—	—	—

Premier Shares
Six Months Ended February 28, 2017 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2016	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
September 17, 2012(d) through August 31, 2013	1.000	—	—	—	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data:(b)

Net Asset Value, End of Period	Total Return(a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)

$1.000	0.00%	$980,958	0.40%	0.01%	0.75%
1.000	0.01%	1,310,795	0.22%	0.01%	0.79%
1.000	0.00%	1,299,328	0.07%	—%	0.86%
1.000	0.00%	941,223	0.07%	—%	0.86%
1.000	0.01%	822,664	0.11%	0.01%	0.86%
1.000	0.01%	788,180	0.09%	0.01%	0.86%

1.000	0.03%	28,240	0.35%	0.06%	0.75%
1.000	0.01%	44,780	0.23%	—%	0.79%
1.000	0.00%	42,966	0.07%	—%	0.86%
1.000	0.00%	49,967	0.07%	—%	0.86%
1.000	0.01%	39,921	0.10%	0.01%	0.86%
1.000	0.01%	40,533	0.09%	0.01%	0.86%

1.000	0.07%	239,505	0.27%	0.14%	0.51%
1.000	0.03%	219,856	0.21%	0.02%	0.54%
1.000	0.00%	110,133	0.07%	—%	0.61%
1.000	0.00%	138,842	0.07%	—%	0.61%
1.000	0.01%	185,370	0.10%	0.01%	0.61%
1.000	0.01%	148,421	0.09%	0.01%	0.61%

1.000	0.01%	780,706	0.41%	0.01%	0.73%
1.000	0.01%	945,475	0.27%	0.01%	0.80%
1.000	0.01%	942,950	0.10%	0.01%	0.86%
1.000	0.01%	722,168	0.10%	0.01%	0.86%
1.000	0.01%	613,298	0.12%	0.01%	0.86%
1.000	0.01%	466,990	0.12%	0.01%	0.86%

1.000	0.09%	260,517	0.25%	0.17%	0.48%
1.000	0.05%	756,948	0.24%	0.04%	0.55%
1.000	0.01%	583,051	0.10%	0.01%	0.61%
1.000	0.01%	473,727	0.10%	0.01%	0.61%
1.000	0.01%	570,786	0.12%	0.01%	0.61%
1.000	0.01%	461,016	0.12%	0.01%	0.61%

1.000	0.12%	642,252	0.17%	0.25%	2.61%

1.000	0.11%	90,145	0.22%	0.20%	0.98%
1.000	0.07%	15,874	0.22%	0.06%	1.05%
1.000	0.01%	3,365	0.10%	0.01%	1.11%
1.000	0.01%	196	0.10%	0.01%	1.11%
1.000	0.02%	219	0.10%	0.01%	1.11%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions

Intermediate Tax-Free Bond Fund
Investor Shares
Six Months Ended February 28, 2017 (unaudited)	$11.25	$0.13		$(0.29)	$(0.16)	$(0.13)	$—	$(0.13)
Year Ended August 31, 2016	11.18	0.26		0.07	0.33	(0.26)		(0.26)
Year Ended August 31, 2015	11.35	0.26		(0.17)	0.09	(0.26)	—	(0.26)
Year Ended August 31, 2014	11.04	0.31		0.33	0.64	(0.31)	(0.02)	(0.33)
Year Ended August 31, 2013	11.67	0.29		(0.62)	(0.33)	(0.30)	—	(0.30)
Year Ended August 31, 2012	11.38	0.29	(e)	0.34	0.63	(0.28)	(0.06)	(0.34)
Institutional Shares
Six Months Ended February 28, 2017 (unaudited)	11.26	0.14		(0.28)	(0.14)	(0.14)	(0.01)	(0.15)
Year Ended August 31, 2016	11.19	0.29		0.07	0.36	(0.29)	—	(0.29)
Year Ended August 31, 2015	11.36	0.29		(0.17)	0.12	(0.29)	—	(0.29)
Year Ended August 31, 2014	11.05	0.33		0.34	0.67	(0.34)	(0.02)	(0.36)
Year Ended August 31, 2013	11.68	0.33		(0.63)	(0.30)	(0.33)	—	(0.33)
Year Ended August 31, 2012	11.39	0.32	(e)	0.34	0.66	(0.31)	(0.06)	(0.37)
A Shares
Six Months Ended February 28, 2017 (unaudited)	11.26	0.13		(0.29)	(0.16)	(0.12)	(0.01)	(0.13)
Year Ended August 31, 2016	11.19	0.26		0.07	0.33	(0.26)	—	(0.26)
Year Ended August 31, 2015	11.36	0.27		(0.17)	0.10	(0.27)	—	(0.27)
Year Ended August 31, 2014	11.05	0.31		0.33	0.64	(0.31)	(0.02)	(0.33)
Year Ended August 31, 2013	11.67	0.39		(0.65)	(0.26)	(0.36)	—	(0.36)
Year Ended August 31, 2012	11.39	0.29	(e)	0.34	0.63	(0.29)	(0.06)	(0.35)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)	Portfolio Turnover(d)

$10.96	(1.39)%	$4,570	0.71%	2.36%	1.19%	21%
11.25	3.02%	4,838	0.74%	2.35%	1.33%	8%
11.18	0.84%	4,609	0.80%	2.34%	1.52%	6%
11.35	5.85%	1,907	0.74%	2.72%	1.43%	—%
11.04	(2.92)%	2,262	0.73%	2.57%	1.43%	7%
11.67	5.66%	2,503	0.73%	2.48%	1.42%	8%

10.97	(1.27)%	31,981	0.45%	2.61%	0.94%	21%
11.26	3.28%	33,861	0.48%	2.61%	1.08%	8%
11.19	1.11%	33,950	0.57%	2.60%	1.27%	6%
11.36	6.12%	32,816	0.48%	2.98%	1.18%	—%
11.05	(2.66)%	31,112	0.48%	2.82%	1.18%	7%
11.68	5.94%	41,529	0.48%	2.74%	1.17%	8%

10.97	(1.41)%	3,290	0.75%	2.32%	1.04%	21%
11.26	2.98%	3,242	0.76%	2.31%	1.18%	8%
11.19	0.85%	1,904	0.82%	2.34%	1.37%	6%
11.36	5.85%	1,323	0.73%	2.72%	1.28%	—%
11.05	(2.33)%	1,491	0.73%	2.57%	1.28%	7%
11.67	5.66%	38	0.73%	2.48%	1.27%	8%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions

Limited Duration Fund
Investor Shares
Six Months Ended February 28, 2017 (unaudited)	$9.60	$0.03		$(0.05)	$(0.02)	$(0.06)	$—	$(0.06)
Year Ended August 31, 2016	9.60	0.08		0.03	0.11	(0.11)	—	(0.11)
Year Ended August 31, 2015	9.62	0.08		(0.01)	0.07	(0.09)	—	(0.09)
Year Ended August 31, 2014	9.51	0.07		0.14	0.21	(0.10)	—	(0.10)
Year Ended August 31, 2013	9.53	0.12	(e)	(0.01)	0.11	(0.13)	—	(0.13)
Year Ended August 31, 2012	9.42	0.19		0.15	0.34	(0.23)	—	(0.23)
Institutional Shares
Six Months Ended February 28, 2017 (unaudited)	9.59	0.05		(0.05)	—	(0.07)	—	(0.07)
Year Ended August 31, 2016	9.59	0.11		0.03	0.14	(0.14)	—	(0.14)
Year Ended August 31, 2015	9.61	0.10		(0.01)	0.09	(0.11)	—	(0.11)
Year Ended August 31, 2014	9.51	0.10		0.12	0.22	(0.12)	—	(0.12)
Year Ended August 31, 2013	9.53	0.14	(e)	(0.01)	0.13	(0.15)	—	(0.15)
Year Ended August 31, 2012	9.42	0.21		0.16	0.37	(0.26)	—	(0.26)
A Shares
Six Months Ended February 28, 2017 (unaudited)	9.60	0.04		(0.06)	(0.02)	(0.06)	—	(0.06)
Year Ended August 31, 2016	9.60	0.08		0.04	0.12	(0.12)	—	(0.12)
Year Ended August 31, 2015	9.62	0.08		(0.01)	0.07	(0.09)	—	(0.09)
Year Ended August 31, 2014	9.51	0.08		0.13	0.21	(0.10)	—	(0.10)
Year Ended August 31, 2013	9.53	0.11	(e)	0.01	0.12	(0.14)	—	(0.14)
Year Ended August 31, 2012	9.42	0.18		0.16	0.34	(0.23)	—	(0.23)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year, except for Portfolio Turnover.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(e)	Calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)	Portfolio Turnover(d)

$9.52	(0.23)%	$20,241	0.70%	0.82%	1.17%	27%
9.60	1.19%	36,878	0.69%	0.87%	1.29%	80%
9.60	0.71%	44,030	0.67%	0.82%	1.42%	39%
9.62	2.21%	41,940	0.67%	0.79%	1.41%	48%
9.51	1.15%	40,195	0.66%	1.29%	1.41%	45%
9.53	3.68%	41,539	0.67%	1.88%	1.42%	62%

9.52	0.03%	81,496	0.39%	1.10%	0.92%	27%
9.59	1.48%	89,098	0.39%	1.16%	1.04%	80%
9.59	0.97%	105,478	0.42%	1.06%	1.17%	39%
9.61	2.36%	118,684	0.41%	1.01%	1.16%	48%
9.51	1.41%	99,361	0.41%	1.49%	1.16%	45%
9.53	3.94%	80,073	0.42%	2.15%	1.17%	62%

9.52	(0.20)%	1,394	0.64%	0.86%	1.02%	27%
9.60	1.23%	1,635	0.64%	0.96%	1.14%	80%
9.60	0.72%	7,996	0.67%	0.81%	1.27%	39%
9.62	2.22%	7,970	0.66%	0.68%	1.26%	48%
9.51	1.25%	2,929	0.66%	1.14%	1.26%	45%
9.53	3.69%	10	0.67%	1.90%	1.27%	62%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions

Moderate Duration Bond Fund
Investor Shares
Six Months Ended February 28, 2017
(unaudited)	$10.60	$0.04		$(1.18)	$(0.14)	$(0.12)	$—	$(0.12)
Year Ended August 31, 2016	10.53	0.14		0.08	0.22	(0.15)	—	(0.15)
Year Ended August 31, 2015	10.54	0.12		(0.01)	0.11	(0.12)	—	(0.12)
Year Ended August 31, 2014	10.22	0.09		0.36	0.45	(0.13)	—	(0.13)
Year Ended August 31, 2013	9.94	0.16		0.33	0.49	(0.21)	—	(0.21)
Year Ended August 31, 2012	9.69	0.25	(f)	0.32	0.57	(0.32)	—	(0.32)
Institutional Shares
Six Months Ended February 28, 2017
(unaudited)	10.60	0.06		(0.18)	(0.12)	(0.14)	—	(0.14)
Year Ended August 31, 2016	10.53	0.17		0.08	0.25	(0.18)	—	(0.18)
Year Ended August 31, 2015	10.55	0.15		(0.02)	0.13	(0.15)	—	(0.15)
Year Ended August 31, 2014	10.23	0.11		0.37	0.48	(0.16)	—	(0.16)
Year Ended August 31, 2013	9.95	0.20		0.32	0.52	(0.24)	—	(0.24)
Year Ended August 31, 2012	9.70	0.28	(f)	0.32	0.60	(0.35)	—	(0.35)
A Shares
Six Months Ended February 28, 2017
(unaudited)	10.58	0.04		(0.15)	(0.11)	(0.13)	—	(0.13)
Year Ended August 31, 2016	10.52	0.15		0.06	0.21	(0.15)	—	(0.15)
Year Ended August 31, 2015	10.54	0.12		(0.02)	0.10	(0.12)	—	(0.12)
Year Ended August 31, 2014	10.22	0.09		0.37	0.46	(0.14)	—	(0.14)
Year Ended August 31, 2013	9.94	0.18		0.32	0.50	(0.22)	—	(0.22)
Year Ended August 31, 2012	9.70	0.26	(f)	0.30	0.56	(0.32)	—	(0.32)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year, except for Portfolio Turnover.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(e)	During the year ended August 31, 2015, the Investor Class received monies related to a correction of an error. The corresponding impact to the total return, net expenses to average net assets ratio and net investment income to average net assets ratio was 0.09%, (0.07)% and 0.07%, respectively, for Intermediate Bond Fund.

(f)	Calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data:(b)

Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)		Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(c)	Portfolio Turnover(d)

$10.34	(1.28)%		$12,085	0.79%		0.75%		1.25%	42%
10.60	2.09%		14,176	0.79%		1.24%		1.34%	129%
10.53	1.04	%(e)	17,009	0.78	%(e)	1.18	%(e)	1.55%	57%
10.54	4.47%		19,477	0.92%		0.76%		1.61%	70%
10.22	4.94%		18,712	0.90%		1.57%		1.59%	26%
9.94	6.02%		12,131	0.89%		2.54%		1.58%	34%

10.34	(1.14)%		41,242	0.50%		1.05%		1.00%	42%
10.60	2.39%		52,057	0.49%		1.52%		1.09%	129%
10.53	1.24%		28,295	0.60%		1.37%		1.30%	57%
10.55	4.74%		20,608	0.66%		1.00%		1.36%	70%
10.23	5.21%		13,746	0.65%		1.97%		1.34%	26%
9.95	6.30%		11,136	0.64%		2.88%		1.33%	34%

10.34	(1.08)%		1,541	0.76%		0.80%		1.10%	42%
10.58	2.03%		2,123	0.74%		1.30%		1.19%	129%
10.52	0.99%		17,489	0.85%		1.15%		1.40%	57%
10.54	4.49%		3,181	0.91%		0.77%		1.46%	70%
10.22	5.00%		113	0.90%		1.72%		1.44%	26%
9.94	5.92%		11	0.89%		2.66%		1.43%	34%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions

Bond Fund
Investor Shares
Six Months Ended February 28, 2017 (unaudited)	$9.77	$0.04		$(0.30)	$(0.26)	$(0.07)	$ (0.02)	$(0.09)
Year Ended August 31, 2016	9.56	0.15		0.24	0.39	(0.18)	—	(0.18)
Year Ended August 31, 2015	9.57	0.15		—	0.15	(0.16)	—	(0.16)
Year Ended August 31, 2014	9.32	0.16		0.26	0.42	(0.17)	—	(0.17)
Year Ended August 31, 2013	9.52	0.20	(f)	(0.16)	0.04	(0.24)	—	(0.24)
Year Ended August 31, 2012	9.26	0.28		0.32	0.60	(0.32)	(0.02)	(0.34)

Institutional Shares
Six Months Ended February 28, 2017 (unaudited)	9.75	0.06		(0.31)	(0.25)	(0.08)	(0.02)	(0.10)
Year Ended August 31, 2016	9.54	0.18		0.23	0.41	(0.20)	—	(0.20)
Year Ended August 31, 2015	9.57	0.18		(0.02)	0.16	(0.19)	—	(0.19)
Year Ended August 31, 2014	9.32	0.19		0.26	0.45	(0.20)	—	(0.20)
Year Ended August 31, 2013	9.51	0.22	(f)	(0.14)	0.08	(0.27)	—	(0.27)
Year Ended August 31, 2012	9.25	0.31		0.32	0.63	(0.35)	(0.02)	(0.37)

A Shares
Six Months Ended February 28, 2017 (unaudited)	9.75	0.05		(0.30)	(0.25)	(0.07)	(0.02)	(0.09)
Year Ended August 31, 2016	9.55	0.15		0.23	0.38	(0.18)	—	(0.18)
Year Ended August 31, 2015	9.58	0.16		(0.02)	0.14	(0.17)	—	(0.17)
Year Ended August 31, 2014	9.33	0.16		0.26	0.42	(0.17)	—	(0.17)
Year Ended August 31, 2013	9.52	0.18	(f)	(0.12)	0.06	(0.25)	—	(0.25)
Year Ended August 31, 2012	9.26	0.28		0.32	0.60	(0.32)	(0.02)	(0.34)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year, except for Portfolio Turnover.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated. (d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(e)	During the year ended August 31, 2015, the Investor Class received monies related to a correction of an error. The corresponding impact to the total return, net expenses to average net assets ratio and net investment income to average net assets ratio was 0.10%, (0.16)% and 0.16%, respectively, for Bond Fund.

(f)	Calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)		Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(c)	Portfolio Turnover(d)

$9.42	(2.69)%		$8,152	0.69%		0.95%		1.17%	44%
9.77	4.11%		11,279	0.68%		1.52%		1.26%	107%
9.56	1.61	%(e)	8,167	0.54	%(e)	1.82	%(e)	1.43%	83%
9.57	4.58%		6,988	0.78%		1.70%		1.48%	60%
9.32	0.44%		10,106	0.77%		2.12%		1.47%	34%
9.52	6.60%		12,283	0.76%		3.02%		1.46%	34%

9.40	(2.57)%		130,206	0.42%		1.22%		0.92%	44%
9.75	4.39%		155,660	0.41%		1.79%		1.01%	107%
9.54	1.68%		99,270	0.48%		1.90%		1.18%	83%
9.57	4.84%		65,616	0.53%		1.93%		1.23%	60%
9.32	0.80%		38,124	0.52%		2.32%		1.22%	34%
9.51	6.87%		36,248	0.51%		3.28%		1.21%	34%

9.41	(2.59)%		186	0.67%		0.98%		1.02%	44%
9.75	4.02%		277	0.66%		1.62%		1.11%	107%
9.55	1.42%		1,058	0.73%		1.68%		1.28%	83%
9.58	4.58%		505	0.78%		1.62%		1.33%	60%
9.33	0.65%		63	0.77%		1.92%		1.32%	34%
9.52	6.61%		11	0.76%		3.02%		1.31%	34%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions

Active Core Fund
Investor Shares
Six Months Ended February 28, 2017 (unaudited)	$13.35	$0.09		$0.40	$0.49	$(0.10)	$(0.39)	$(0.49)
Year Ended August 31, 2016	13.38	0.23		0.58	0.81	(0.22)	(0.62)	(0.84)
Year Ended August 31, 2015	14.29	0.20		(0.10)	0.10	(0.19)	(0.82)	(1.01)
Year Ended August 31, 2014	13.45	0.22		1.65	1.87	(0.22)	(0.81)	(1.03)
Year Ended August 31, 2013	12.84	0.25	(f)	0.84	1.09	(0.25)	(0.23)	(0.48)
Year Ended August 31, 2012	11.96	0.28	(f)	0.88	1.16	(0.28)	—	(0.28)
Institutional Shares
Six Months Ended February 28, 2017 (unaudited)	13.39	0.11		0.40	0.51	(0.12)	(0.39)	(0.51)
Year Ended August 31, 2016	13.39	0.23		0.61	0.84	(0.22)	(0.62)	(0.84)
Year Ended August 31, 2015	14.33	0.23		(0.12)	0.11	(0.23)	(0.82)	(1.05)
Year Ended August 31, 2014	13.49	0.25		1.65	1.90	(0.25)	(0.81)	(1.06)
Year Ended August 31, 2013	12.87	0.29	(f)	0.85	1.14	(0.29)	(0.23)	(0.52)
Year Ended August 31, 2012	11.99	0.31	(f)	0.88	1.19	(0.31)	—	(0.31)
A Shares
Six Months Ended February 28, 2017 (unaudited)	13.31	0.09		0.40	0.49	(0.10)	(0.39)	(0.49)
Year Ended August 31, 2016	13.32	0.20		0.60	0.80	(0.19)	(0.62)	(0.81)
Year Ended August 31, 2015	14.27	0.20		(0.13)	0.07	(0.20)	(0.82)	(1.02)
Year Ended August 31, 2014	13.43	0.22		1.65	1.87	(0.22)	(0.81)	(1.03)
Year Ended August 31, 2013	12.83	0.23	(f)	0.86	1.09	(0.26)	(0.23)	(0.49)
Year Ended August 31, 2012	11.96	0.28	(f)	0.87	1.15	(0.28)	—	(0.28)
C Shares
Six Months Ended February 28, 2017 (unaudited)	13.31	0.04		0.40	0.44	(0.06)	(0.39)	(0.45)
Year Ended August 31, 2016	13.31	0.10		0.61	0.71	(0.09)	(0.62)	(0.71)
December 31, 2014(e) through August 31, 2015	13.59	0.10		(0.34)	(0.24)	(0.04)	—	(0.04)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year, except for Portfolio Turnover.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(e)	During the year ended August 31, 2015, the Investor Class received monies related to a correction of an error. The corresponding impact to the total return, net expenses to average net assets ratio and net investment income to average net assets ratio was 0.14%, (0.18)% and 0.18%, respectively, for Active Core Fund.

(f )	Calculated using average shares

(g)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)		Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(c)	Portfolio Turnover(d)

$13.35	3.79%		$6,464	0.89%		1.39%		1.41%	28%
13.35	6.36%		7,921	0.88%		1.52%		1.52%	69%
13.38	0.59	%(e)	11,490	0.74	%(e)	1.57	%(e)	1.70%	60%
14.29	14.40%		12,019	0.93%		1.52%		1.67%	62%
13.45	8.76%		14,352	0.90%		1.92%		1.63%	74%
12.84	9.78%		13,687	0.88%		2.24%		1.62%	64%

13.39	3.92%		52,525	0.64%		1.64%		1.16%	28%
13.39	6.62%		53,077	0.62%		1.79%		1.27%	69%
13.39	0.63%		52,775	0.71%		1.61%		1.45%	60%
14.33	14.65%		56,056	0.68%		1.78%		1.42%	62%
13.49	9.09%		52,277	0.65%		2.17%		1.38%	74%
12.87	10.04%		50,960	0.63%		2.52%		1.37%	64%

13.31	3.80%		1,588	0.89%		1.39%		1.25%	28%
13.31	6.33%		1,391	0.87%		1.57%		1.37%	69%
13.32	0.32%		421	0.99%		1.34%		1.58%	60%
14.27	14.42%		243	0.93%		1.50%		1.52%	62%
13.43	8.73%		292	0.90%		1.72%		1.48%	74%
12.83	9.80%		10	0.88%		2.25%		1.47%	64%

13.30	3.38%		57	1.63%		0.64%		2.15%	28%
13.31	5.61%		67	1.62%		0.78%		2.27%	69%

13.31	(1.80)%		55	1.86%		0.45%		2.60%	60%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions

Mid Cap Core Equity Fund
Investor Shares
December 30, 2016(e) through February 28, 2017	$10.00	$(0.02)	$0.28	$0.26	$—	$—	$—
Institutional Shares
December 30, 2016(e) through February 28, 2017	10.00	(0.02)	0.28	0.26	—	—	—
A Shares
December 30, 2016(e) through February 28, 2017	10.00	(0.02)	0.27	0.25	—	—	—
C Shares
December 30, 2016(e) through February 28, 2017	10.00	(0.02)	0.27	0.25	—	—	—

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year, except for Portfolio Turnover.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(e)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets (c)	Portfolio Turnover(d)

$10.26	2.60%	$3	1.06%	(1.34)%	5.79%	20%

10.26	2.60%	1,108	0.81%	(1.06)%	5.54%	20%

10.25	2.50%	—	0.81%	(1.06)%	5.29%	20%

10.25	2.50%	—	0.81%	(1.06)%	5.29%	20%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:			Less Dividends From:
						Distributions
	Net Asset	Net	Net Realized		Dividends	from Net
	Value,	Investment	and Unrealized	Total from	from Net	Realized	Total
	Beginning of	Income	Gains (Losses)	Investment	Investment	Gains from	Dividends and
	Period	(Loss)	on Investments	Activities	Income	Investments	Distributions

Multi Cap Equity Income Fund
Investor Shares
Six Months Ended February 28, 2017 (unaudited)	$13.36	$0.03	$0.69	$0.72	$(0.04)	$(5.60)	$(5.64)
Year Ended August 31, 2016	13.40	0.09	0.40	0.49	(0.06)	(0.47)	(0.53)
Year Ended August 31, 2015	14.80	0.03	0.11	0.14	(0.04)	(1.50)	(1.54)
Year Ended August 31, 2014	13.67	0.07	2.77	2.84	(0.08)	(1.63)	(1.71)
Year Ended August 31, 2013	11.80	0.11	1.89	2.00	(0.11)	(0.02)	(0.13)
Year Ended August 31, 2012	10.49	0.08	1.31	1.39	(0.08)	—	(0.08)
Institutional Shares
Six Months Ended February 28, 2017 (unaudited)	13.45	0.04	0.70	0.74	(0.05)	(5.60)	(5.65)
Year Ended August 31, 2016	13.46	0.09	0.44	0.53	(0.07)	(0.47)	(0.54)
Year Ended August 31, 2015	14.88	0.07	0.09	0.16	(0.08)	(1.50)	(1.58)
Year Ended August 31, 2014	13.73	0.11	2.78	2.89	(0.11)	(1.63)	(1.74)
Year Ended August 31, 2013	11.86	0.15	1.88	2.03	(0.14)	(0.02)	(0.16)
Year Ended August 31, 2012	10.54	0.12	1.31	1.43	(0.11)	—	(0.11)
A Shares
Six Months Ended February 28, 2017 (unaudited)	13.36	0.03	0.70	0.73	(0.04)	(5.60)	(5.64)
Year Ended August 31, 2016	13.38	0.06	0.43	0.49	(0.04)	(0.47)	(0.51)
Year Ended August 31, 2015	14.79	0.03	0.10	0.13	(0.04)	(1.50)	(1.54)
Year Ended August 31, 2014	13.67	0.08	2.76	2.84	(0.09)	(1.63)	(1.72)
Year Ended August 31, 2013	11.81	0.11	1.88	1.99	(0.11)	(0.02)	(0.13)
Year Ended August 31, 2012	10.50	0.08	1.31	1.39	(0.08)	—	(0.08)
C Shares
Six Months Ended February 28, 2017 (unaudited)	13.25	(0.01)	0.68	0.67	—	(5.60)	(5.60)
Year Ended August 31, 2016	13.33	0.02	0.37	0.39	—	(0.47)	(0.47)
December 31, 2014(g) through August 31, 2015	13.82	—	(0.49)	(0.49)	—	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	During the year ended August 31, 2015, the Investor Class received monies related to a correction of an error. The corresponding impact to the total return, net expenses to average net assets ratio and net investment income to average net assets ratio was 0.08%, (0.10)% and 0.10%, respectively, for U.S. Large Cap Equity Fund.
(f)	The Fund received monies related to certain nonreoccurring litigation settlements during the period. The corresponding impact to the total return was 0.09% for the year ended August 31, 2015.
(g)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data:(b)
			Net			Ratio of Net
	Total Return		Assets	Ratio of Net		Investment		Ratio of Gross
Net Asset	(Excludes		End of	Expenses to		Income (Loss)		Expenses to
Value, End	Sales		Period	Average Net		to Average		Average Net	Portfolio
of Period	Charge)(a)		(000s)	Assets		Net Assets		Assets(c)	Turnover(d)

$8.44	6.13%		$1,944	1.39%		0.75%		1.89%	68%
13.36	3.78%		1,836	1.14%		0.36%		1.67%	79%
13.40	0.52	%(e)(f)	1,954	0.91	%(e)	0.36	%(e)	1.68%	61%
14.80	21.82%		2,306	0.92%		0.49%		1.56%	94%
13.67	17.09%		1,930	0.93%		0.87%		1.57%	98%
11.80	13.32%		1,602	0.92%		0.72%		1.56%	51%

8.54	6.29%		1,497	1.14%		0.53%		1.64%	68%
13.45	4.01%		9,878	0.88%		0.56%		1.43%	79%
13.46	0.65	%(f)	32,189	0.80%		0.48%		1.44%	61%
14.88	22.18%		35,209	0.67%		0.74%		1.31%	94%
13.73	17.30%		27,551	0.68%		1.12%		1.32%	98%
11.86	13.61%		27,842	0.67%		0.96%		1.31%	51%

8.45	6.19%		105	1.39%		0.61%		1.74%	68%
13.36	3.72%		167	1.13%		0.36%		1.53%	79%
13.38	0.42	%(f)	246	0.99%		0.29%		1.48%	61%
14.79	21.84%		581	0.92%		0.45%		1.41%	94%
13.67	17.02%		65	0.93%		0.77%		1.42%	98%
11.81	13.41%		10	0.92%		0.72%		1.41%	51%

8.32	5.76%		11	2.13%		0.01%		2.64%	68%
13.25	2.97%		10	1.88%		(0.37)%		2.43%	79%

13.33	(3.55	)%(f)	10	1.88%		(0.65)%		2.53%	61%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:				Less Dividends From:
							Distributions
	Net Asset	Net		Net Realized		Dividends	from Net	Total
	Value,	Investment		and Unrealized	Total from	from Net	Realized	Dividends
	Beginning	Income		Gains (Losses)	Investment	Investment	Gains from	and
	of Period	(Loss)		on Investments	Activities	Income	Investments	Distributions

Opportunistic Fund
Investor Shares
Six Months Ended February 28, 2017 (unaudited)	$12.86	$(0.01)		$1.65	$1.64	$(0.01)	$—	$(0.01)
Year Ended August 31, 2016	13.66	0.03		(0.47)	(0.44)	(0.02)	(0.34)	(0.36)
Year Ended August 31, 2015	13.85	(0.02)		0.21	0.19	—	(0.38)	(0.38)
Year Ended August 31, 2014	12.85	(0.01)		1.71	1.70	—	(0.70)	(0.70)
Year Ended August 31, 2013	11.26	0.02		2.00	2.02	(0.02)	(0.41)	(0.43)
Year Ended August 31, 2012(e)	10.00	(0.12	)(f)	1.47	1.35	—	(0.09)	(0.09)
Institutional Shares
Six Months Ended February 28, 2017 (unaudited)	12.99	0.01		1.66	1.67	(0.02)	—	(0.02)
Year Ended August 31, 2016	13.78	0.06		(0.47)	(0.41)	(0.04)	(0.34)	(0.38)
Year Ended August 31, 2015	13.95	(0.01)		0.23	0.22	(0.01)	(0.38)	(0.39)
Year Ended August 31, 2014	12.91	0.02		1.74	1.76	(0.02)	(0.70)	(0.72)
Year Ended August 31, 2013	11.28	0.06		2.02	2.08	(0.04)	(0.41)	(0.45)
Year Ended August 31, 2012(e)	10.00	(0.09	)(f)	1.46	1.37	—	(0.09)	(0.09)
A Shares
Six Months Ended February 28, 2017 (unaudited)	12.90	—		1.64	1.64	—	—	—
Year Ended August 31, 2016	13.70	0.03		(0.47)	(0.44)	(0.02)	(0.34)	(0.36)
Year Ended August 31, 2015	13.89	(0.02)		0.21	0.19	—	(0.38)	(0.38)
Year Ended August 31, 2014	12.88	—		1.72	1.72	(0.01)	(0.70)	(0.71)
Year Ended August 31, 2013	11.26	0.02		2.03	2.05	(0.02)	(0.41)	(0.43)
Year Ended August 31, 2012(e)	10.00	(0.12	)(f)	1.47	1.35	—	(0.09)	(0.09)
C Shares
Six Months Ended February 28, 2017 (unaudited)	12.73	(0.06)		1.62	1.56	—	—	—
Year Ended August 31, 2016	13.60	0.01		(0.54)	(0.53)	—	(0.34)	(0.34)
December 31, 2014(g) through August 31, 2015	13.60	(0.01)		0.01	—	—	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	For the period September 1, 2011 (commencement of operations) through August 31, 2012.
(f)	Calculated using average shares.
(g)	Calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data:(b)
				Ratio of Net
	Total Return		Ratio of Net	Investment	Ratio of Gross
Net Asset	(Excludes	Net Assets	Expenses to	Income (Loss)	Expenses to
Value, End	Sales	End of Period	Average Net	to Average	Average Net	Portfolio
of Period	Charge)(a)	(000s)	Assets	Net Assets	Assets(c)	Turnover(d)

$14.49	12.74%	$2,752	1.46%	(0.14)%	1.67%	122%
12.86	(3.33)%	2,451	1.45%	0.22%	1.66%	266%
13.66	1.35%	1,292	1.77%	(0.31)%	2.49%	249%
13.85	13.32%	1,409	1.87%	(0.15)%	2.48%	276%
12.85	18.41%	729	2.15%	0.13%	3.46%	317%
11.26	13.65%	363	2.90%	(1.10)%	5.36%	207%

14.64	12.90%	34,090	1.18%	0.14%	1.43%	122%
12.99	(3.03)%	33,056	1.16%	0.45%	1.41%	266%
13.78	1.55%	23,034	1.52%	(0.03)%	2.31%	249%
13.95	13.76%	12,831	1.57%	0.16%	2.23%	276%
12.91	19.02%	5,730	1.65%	0.36%	3.16%	317%
11.28	13.86%	600	2.65%	(0.86)%	5.11%	207%

14.54	12.71%	2,166	1.43%	(0.10)%	1.53%	122%
12.90	(3.29)%	2,275	1.41%	0.17%	1.51%	266%
13.70	1.34%	3,400	1.77%	(0.31)%	2.33%	249%
13.89	13.42%	4,851	1.82%	(0.10)%	2.33%	276%
12.88	18.66%	1,415	1.90%	0.18%	3.31%	317%
11.26	13.65%	319	2.90%	(1.10)%	5.21%	207%

14.29	12.25%	507	2.21%	(0.89)%	2.42%	122%
12.73	(3.99)%	442	2.18%	(0.55)%	2.41%	266%

13.60	0.00%	186	2.52%	(0.85)%	3.42%	249%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:			Less Dividends From:
						Distributions
	Net Asset	Net	Net Realized		Dividends	from Net
	Value,	Investment	and Unrealized	Total from	from Net	Realized	Total
	Beginning of	Income	Gains (Losses)	Investment	Investment	Gains from	Dividends and
	Period	(Loss)	on Investments	Activities	Income	Investments	Distributions

World Energy Fund
Investor Shares
Six Months Ended February 28, 2017 (unaudited)	$8.63	$0.04	$0.61	$0.65	$(0.03)	$—	$(0.03)
Year Ended August 31, 2016	8.58	0.10	0.04	0.14	(0.09)	—	(0.09)
Year Ended August 31, 2015	11.61	0.07	(2.98)	(2.91)	(0.06)	(0.06)	(0.12)
February 4, 2014(e) through August 31, 2014	10.00	0.06	1.59	1.65	(0.04)	—	(0.04)
Institutional Shares
Six Months Ended February 28, 2017 (unaudited)	8.65	0.05	0.62	0.67	(0.05)	—	(0.05)
Year Ended August 31, 2016	8.59	0.12	0.05	0.17	(0.11)	—	(0.11)
Year Ended August 31, 2015	11.62	0.10	(2.98)	(2.88)	(0.08)	(0.07)	(0.15)
February 4, 2014(e) through August 31, 2014	10.00	0.07	1.59	1.66	(0.04)	—	(0.04)
A Shares
Six Months Ended February 28, 2017 (unaudited)	8.63	0.04	0.60	0.64	(0.03)	—	(0.03)
Year Ended August 31, 2016	8.59	0.10	0.03	0.13	(0.09)	—	(0.09)
Year Ended August 31, 2015	11.61	0.08	(2.98)	(2.90)	(0.06)	(0.06)	(0.12)
February 4, 2014(e) through August 31, 2014	10.00	0.06	1.59	1.65	(0.04)	—	(0.04)
C Shares
Six Months Ended February 28, 2017 (unaudited)	8.57	0.01	0.60	0.61	—	—	—
Year Ended August 31, 2016	8.53	0.05	0.03	0.08	(0.04)	—	(0.04)
Year Ended August 31, 2015	11.58	0.04	(3.00)	(2.96)	(0.03)	(0.06)	(0.09)
February 4, 2014(e) through August 31, 2014	10.00	0.04	1.56	1.60	(0.02)	—	(0.02)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data:(b)
				Ratio of Net
	Total Return		Ratio of Net	Investment	Ratio of Gross
Net Asset	(Excludes	Net Assets	Expenses to	Income (Loss)	Expenses to
Value, End	Sales	End of Period	Average Net	to Average	Average Net	Portfolio
of Period	Charge)(a)	(000s)	Assets	Net Assets	Assets(c)	Turnover(d)

$9.25	7.56%	$12,381	1.19%	0.88%	1.43%	59%
8.63	1.66%	10,177	1.29%	1.22%	1.55%	150%
8.58	(25.17)%	6,419	1.28%	0.85%	1.71%	167%

11.61	16.51%	5,234	1.06%	1.19%	1.51%	71%

9.27	7.71%	27,044	0.87%	1.19%	1.18%	59%
8.65	2.09%	26,214	0.96%	1.48%	1.30%	150%
8.59	(24.96)%	28,873	1.00%	1.15%	1.46%	167%

11.62	16.66%	21,322	0.81%	1.41%	1.26%	71%

9.24	7.46%	9,041	1.12%	0.94%	1.28%	59%
8.63	1.59%	8,644	1.22%	1.26%	1.40%	150%
8.59	(25.07)%	11,901	1.26%	0.88%	1.56%	167%

11.61	16.49%	9,134	1.06%	1.14%	1.36%	71%

9.18	7.13%	7,914	1.87%	0.19%	2.17%	59%
8.57	0.99%	7,726	1.97%	0.52%	2.30%	150%
8.53	(25.68)%	7,217	2.04%	0.09%	2.46%	167%

11.58	16.01%	5,073	1.81%	0.36%	2.26%	71%

See notes to financial statements.

CAVANAL HILL FUNDS

Additional Fund Information (Unaudited)

February 28, 2017

U.S. Treasury Fund:
Security Allocation	Percentage of Net Assets
U.S. Treasury Obligations	55.3%
Repurchase Agreements	38.8%
Investment Companies	6.0%
Liabilities in excess of other assets	(0.1)%
Total	100.0%
Government Securities Money Market Fund:
Percentage of
Security Allocation	Net Assets
U.S. Government Agency Securities	30.9%
U.S. Treasury Obligations	25.4%
Repurchase Agreements	34.2%
Investment Companies	9.5%
Total	100.0%

Intermediate Tax-Free Bond Fund:
Percentage of
Security Allocation	Net Assets
Municipal Bonds	98.8%
Investment in Affiliates	0.5%
Other assets in excess of liabilities	0.7%
Total	100.0%

Limited Duration Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	4.0%
Mortgage Backed Securities	48.4%
Corporate Bonds	3.9%
U.S. Government Agency Securities	6.6%
U.S. Treasury Obligations	33.8%
Investment in Affiliates	4.1%
Liabilities in excess of other assets	(0.8)%
Total	100.0%

Moderate Duration Bond Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	3.7%
Mortgage Backed Securities	40.4%
Corporate Bonds	5.6%
Taxable Municipal Bonds	1.2%
U.S. Government Agency Securities	5.9%
U.S. Treasury Obligations	43.2%
Investment in Affiliates	0.4%
Liabilities in excess of other assets	(0.4)%
Total	100.0%

Bond Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	0.9%
Mortgage Backed Securities	39.0%
Corporate Bonds	3.1%
Taxable Municipal Bonds	0.1%
U.S. Government Agency Securities	9.8%
U.S. Treasury Obligations	42.2%
Investment in Affiliates	5.4%
Liabilities in excess of other assets	(0.5)%
Total	100.0%

Active Core Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	50.7%
Asset Backed Securities	1.3%
Mortgage Backed Securities	13.9%
Corporate Bonds	2.0%
Taxable Municipal Bonds	0.9%
U.S. Government Agency Securities	4.2%
U.S. Treasury Obligations	16.3%
Investment Companies	5.4%
Investment in Affiliates	5.5%
Liabilities in excess of other assets	(0.2)%
Total	100.0%

Mid Cap Core Equity Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	93.2%
Investment in Affiliates	0.5%
Other assets in excess of liabilities	6.3%
Total	100.0%
Multi Cap Equity Income Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	96.6%
Investment in Affiliates	2.1%
Other assets in excess of liabilities	1.3%
Total	100.0%

Opportunistic Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	75.3%
Mortgage Backed Securities	0.6%
Corporate Bonds	7.5%
Investment Companies	5.0%
Investment in Affiliates	9.4%
Securities Sold Short	(2.5)%
Other assets in excess of liabilities	4.7%
Total	100.0%

World Energy Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	92.6%
Corporate Bonds	5.2%
Warrants	0.0%
Investment in Affiliates	2.4%
Liabilities in excess of other assets	(0.2)%
Total	100.0%

CAVANAL HILL FUNDS

Additional Fund Information (Unaudited), Continued

February 28, 2017

As a shareholder of the Cavanal Hill Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cavanal Hill Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2016 through February 28, 2017.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Expenses Paid During Period 9/1/16 - 2/28/17	Expense Ratio During Period* 9/1/16 - 2/28/17
U.S. Treasury Fund[1]
Administrative Shares	$1,000.00	$1,000.00	$1.98	0.40%
Service Shares	1,000.00	1,000.30	1.74	0.35%
Institutional Shares	1,000.00	1,000.70	1.34	0.27%
Government Securities Money Market Fund[1]
Administrative Shares	1,000.00	1,000.10	2.08	0.41%
Institutional Shares	1,000.00	1,000.90	1.29	0.25%
Premier Shares	1,000.00	1,001.10	1.09	0.22%
Select Shares[3]	1,000.00	1,001.20	0.69	0.17%
Intermediate Tax-Free Bond Fund[1]
Investor Shares	1,000.00	986.10	3.50	0.71%
Institutional Shares	1,000.00	987.30	2.22	0.45%
A Shares	1,000.00	985.90	3.69	0.75%
Limited Duration Fund[1]
Investor Shares	1,000.00	997.70	3.47	0.70%
Institutional Shares	1,000.00	1,000.30	1.93	0.39%
A Shares	1,000.00	998.00	3.17	0.64%
Moderate Duration Bond Fund[1]
Investor Shares	1,000.00	987.20	3.89	0.79%
Institutional Shares	1,000.00	988.60	2.47	0.50%
A Shares	1,000.00	989.20	3.75	0.76%
Bond Fund[1]
Investor Shares	1,000.00	973.10	3.38	0.69%
Institutional Shares	1,000.00	974.30	2.06	0.42%
A Shares	1,000.00	974.10	3.28	0.67%
Active Core Fund[1]
Investor Shares	1,000.00	1,037.90	4.50	0.89%
Institutional Shares	1,000.00	1,039.20	3.24	0.64%
A Shares	1,000.00	1,038.00	4.50	0.89%
C Shares	1,000.00	1,033.80	8.22	1.63%
Mid Cap Core Equity Fund[2]
Investor Shares	1,000.00	1,000.00	1.77	1.06%
Institutional Shares	1,000.00	1,000.00	1.35	0.81%
A Shares	1,000.00	1,000.00	1.35	0.81%
C Shares	1,000.00	1,000.00	1.35	0.81%
Multi Cap Equity Income Fund[1]
Investor Shares	1,000.00	1,061.30	8.23	1.39%
Institutional Shares	1,000.00	1,062.90	5.47	1.14%
A Shares	1,000.00	1,061.90	7.92	1.39%
C Shares	1,000.00	1,057.60	11.99	2.13%
Opportunistic Fund[1]
Investor Shares	1,000.00	1,127.40	7.70	1.46%
Institutional Shares	1,000.00	1,129.00	6.23	1.18%
A Shares	1,000.00	1,127.10	7.54	1.43%
C Shares	1,000.00	1,122.50	11.63	2.21%
World Energy Fund[1]
Investor Shares	1,000.00	1,075.60	6.12	1.19%
Institutional Shares	1,000.00	1,077.10	4.48	0.87%
A Shares	1,000.00	1,074.60	5.76	1.12%
C Shares	1,000.00	1,071.30	9.60	1.87%

1	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

2	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 61/365 (to reflect the stub period from commencement of operations 12/30/2016 through 2/28/2017).

3	Expenses are equal to the Class’ annualized expense ratio multiplied by the average account value over the period multiplied by 167/365 (to reflect the stub period from commencement of operations 9/15/2016 through 2/28/2017).

*	Annualized.

CAVANAL HILL FUNDS

Additional Fund Information (Unaudited), Concluded

February 28, 2017

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each of the Cavanal Hill Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Expenses Paid During Period 9/1/16 - 2/28/17	Expense Ratio During Period* 9/1/16 - 2/28/17
U.S. Treasury Fund[1]
Administrative Shares	$1,000.00	$1,022.81	$2.01	0.40%
Service Shares	1,000.00	1,023.06	1.76	0.35%
Institutional Shares	1,000.00	1,023.46	1.35	0.27%
Government Securities Money Market Fund[1]
Administrative Shares	1,000.00	1,022.71	2.11	0.41%
Institutional Shares	1,000.00	1,023.51	1.30	0.25%
Premier Shares	1,000.00	1,023.70	1.10	0.22%
Select Shares[3]	1,000.00	1,022.19	0.69	0.17%
Intermediate Tax-Free Bond Fund[1]
Investor Shares	1,000.00	1,021.27	3.56	0.71%
Institutional Shares	1,000.00	1,022.56	2.26	0.45%
A Shares	1,000.00	1,021.08	3.76	0.75%
Limited Duration Fund[1]
Investor Shares	1,000.00	1,021.32	3.51	0.70%
Institutional Shares	1,000.00	1,022.86	1.96	0.39%
A Shares	1,000.00	1,021.62	3.21	0.64%
Moderate Duration Bond Fund[1]
Investor Shares	1,000.00	1,020.88	3.96	0.79%
Institutional Shares	1,000.00	1,022.32	2.51	0.50%
A Shares	1,000.00	1,021.03	3.81	0.76%
Bond Fund[1]
Investor Shares	1,000.00	1,021.37	3.46	0.69%
Institutional Shares	1,000.00	1,022.71	2.11	0.42%
A Shares	1,000.00	1,021.47	3.36	0.67%
Active Core Fund[1]
Investor Shares	1,000.00	1,020.38	4.46	0.89%
Institutional Shares	1,000.00	1,021.62	3.21	0.64%
A Shares	1,000.00	1,020.38	4.46	0.89%
C Shares	1,000.00	1,016.71	8.15	1.63%
Mid Cap Core Equity Fund[2]
Investor Shares	1,000.00	1,006.58	1.78	1.06%
Institutional Shares	1,000.00	1,007.00	1.36	0.81%
A Shares	1,000.00	1,007.00	1.36	0.81%
C Shares	1,000.00	1,007.00	1.36	0.81%
Multi Cap Equity Income Fund[1]
Investor Shares	1,000.00	1,016.81	8.05	1.39%
Institutional Shares	1,000.00	1,019.49	5.36	1.14%
A Shares	1,000.00	1,017.11	7.75	1.39%
C Shares	1,000.00	1,013.14	11.73	2.13%
Opportunistic Fund[1]
Investor Shares	1,000.00	1,017.55	7.30	1.46%
Institutional Shares	1,000.00	1,018.94	5.91	1.18%
A Shares	1,000.00	1,017.70	7.15	1.43%
C Shares	1,000.00	1,013.84	11.03	2.21%
World Energy Fund[1]
Investor Shares	1,000.00	1,018.89	5.96	1.19%
Institutional Shares	1,000.00	1,020.48	4.36	0.87%
A Shares	1,000.00	1,019.24	5.61	1.12%
C Shares	1,000.00	1,015.52	9.35	1.87%

1	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

2	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 61/365 (to reflect the stub period from commencement of operations 12/30/2016 through 2/28/2017).

3	Expenses are equal to the Class’ annualized expense ratio multiplied by the average account value over the period multiplied by 167/365 (to reflect the stub period from commencement of operations 9/15/2016 through 2/28/2017).

*	Annualized.

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C A V A N A L   H I L L   F U N D S

SemiAnn-02/17

Item 2.  Code of Ethics.

Not applicable - only for annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a) Not applicable.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date   May 2, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date   May 2, 2017

By (Signature and Title)*	/s/ Joel B. Engle
Joel B. Engle, Treasurer

Date   May 2, 2017